UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-5485
Atlas Funds
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California	94577-6900
(Address of principal executive offices)	(Zip code)
W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(510) 297-7444
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Atlas Balanced Fund                                                                                                                                                                                                                                                                                                                                                                                                                  March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 57.97%

	shares or face amount	market value (note 1)
Auto Parts & Equipment — 1.66%
Autoliv, Inc.	7,072	$400,134
Goodyear Tire & Rubber Co. (The) (b)(o)	19,674	284,880
Lear Corp. (o)	20,426	362,153
Banks — 4.11%
Commerce Bancshares, Inc.	9,719	502,181
First Citizens BancShares, Inc.	764	147,452
M&T Bank Corp.	5,303	605,284
Mellon Financial Corp.	19,092	679,675
Northern Trust Corp.	8,084	424,410
TCF Financial Corp.	9,116	234,737
Beverages — .63%
PepsiAmericas, Inc.	16,110	393,889
Biotechnology — .89%
Biogen Idec, Inc. (b)	11,946	562,657
Building Materials — 1.52%
Martin Marietta Materials, Inc.	4,259	455,841
USG Corp. (b)(o)	5,270	500,439
Commercial Services — .75%
Equifax, Inc.	12,718	473,618
Consumer Electronics — .66%
Avnet, Inc. (b)	16,318	414,151
Diversified Financial Services — 3.83%
A.G. Edwards, Inc.	9,420	469,681
AmeriCredit Corp. (b)	12,739	391,469
Bear Stearns Cos. (The), Inc.	5,358	743,155
CIT Group, Inc.	6,692	358,156
Federated Investors, Inc. - Class B	11,693	456,612
Electric — 4.29%
American Electric Power Co., Inc.	16,387	557,486
Edison International	15,912	655,256
NRG Energy, Inc. (b)	12,835	580,399
PNM Resources, Inc.	13,793	336,549
Wisconsin Energy Corp.	13,249	529,827
Xcel Energy, Inc.	2,667	48,406
Electrical Components & Equipment — .56%
Energizer Holdings, Inc. (b)	6,674	353,722

1

Environmental Services — 1.56%
Allied Waste Industries, Inc. (b)(o)	43,885	$537,152
Republic Services, Inc.	10,479	445,462
Food — .91%
Hershey Co. (The)	6,134	320,379
Tyson Foods, Inc. - Class A	18,580	255,289
Forest Products & Paper — .46%
Louisiana-Pacific Corp.	10,678	290,442
Gas — .77%
KeySpan Corp.	11,894	486,108
Health Care—Services — 2.37%
Community Health Systems, Inc. (b)	9,619	347,727
Health Net, Inc. (b)	7,780	395,380
Humana, Inc. (b)	7,294	384,029
Sierra Health Services, Inc. (b)	9,000	366,300
Home Builders — .12%
Standard-Pacific Corp.	2,319	77,965
Insurance — 12.53%
Alleghany Corp. (b)	93	26,871
American Financial Group, Inc.	9,560	397,792
American National Insurance Co.	1,980	221,918
AmerUs Group Co.	7,785	468,968
Cigna Corp.	5,715	746,493
Cincinnati Financial Corp.	8,988	378,125
Hanover Insurance Group, Inc.	9,873	517,543
Lincoln National Corp.	11,094	605,621
MBIA, Inc.	2,095	125,972
MGIC Investment Corp.	6,431	428,498
Nationwide Financial Services, Inc. - Class A	11,358	488,621
Old Republic International Corp.	24,995	545,391
PMI Group (The), Inc.	2,078	95,422
Principal Financial Group, Inc.	12,788	624,054
Radian Group, Inc.	9,154	551,528
Safeco Corp.	8,823	443,003
StanCorp Financial Group, Inc.	9,409	509,121
Torchmark Corp.	5,398	308,226
UnumProvident Corp.	20,725	424,448
Leisure Time — .77%
Sabre Holdings Corp. - Class A	20,727	487,706
Oil & Gas — 2.35%
Amerada Hess Corp.	3,603	513,067
Sunoco, Inc.	6,415	497,612
W&T Offshore, Inc.	11,671	470,458

2

Pharmaceuticals — 1.92%
AmerisourceBergen Corp.	13,465	$649,956
Hospira, Inc. (b)	1,617	63,807
King Pharmaceuticals, Inc. (b)	28,685	494,816
Pipelines — 1.29%
Equitable Resources, Inc.	12,371	451,665
Kinder Morgan, Inc.	3,961	364,372
Real Estate Investment Trusts — 2.13%
Annaly Mortgage Management, Inc. (o)	30,191	366,519
Crescent Real Estate Equities Co.	18,741	394,873
Equity Office Properties Trust	3,976	133,514
New Century Financial Corp. (o)	9,769	449,569
Retail — 4.82%
AutoNation, Inc. (b)	19,463	419,428
Circuit City Stores, Inc.	20,658	505,708
Dillard’s, Inc. - Class A	14,245	370,940
Federated Department Stores, Inc.	9,490	692,770
J.C. Penney Co., Inc.	8,941	540,126
Wendy’s International, Inc.	8,283	514,043
Savings & Loans — .83%
Astoria Financial Corp.	16,873	522,388
Semiconductors — .99%
Freescale Semiconductor, Inc. - Class B (b)	22,466	623,881
Telecommunications — 1.27%
CenturyTel, Inc.	14,397	563,211
PanAmSat Holding Corp.	9,613	238,595
Toys — .88%
Mattel, Inc.	30,558	554,017
Transportation — 3.10%
CSX Corp.	11,678	698,344
GATX Corp.	12,000	495,480
Laidlaw International	14,560	396,032
Norfolk Southern Corp.	610	32,983
Swift Transportation Co., Inc. (b)	15,350	333,555
Total Common Stocks (cost: $33,007,927)		$36,575,502

3

Mortgage-Backed Obligations — .25%

	face amount	market value (note 1)
Government-Sponsored Enterprises — .25%
Fannie Mae,
6.00% due 05/01/32	$96,156	$96,246
6.50% due 04/01/32	58,128	59,431
Total Mortgage-Backed Obligations (cost: $152,246)		$155,677

	face amount	market value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) — 1.86%
Fannie Mae,
3.25% due 08/15/08	$550,000	$528,094
Freddie Mac,
4.875% due 03/15/07	650,000	648,405
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,208,231)		$1,176,499

Corporate Bonds and Notes — 36.47%

	face amount	market value (note 1)
Aerospace & Defense — .97%
McDonnell Douglas Corp.,
9.75% Debs. due 04/01/12	$250,000	$302,314
United Technologies Corp.,
6.10% Unsec. Nts. due 05/15/12	300,000	310,315
Banks — 5.94%
Bank of America Corp.,
7.40% Sub. Nts. due 01/15/11	200,000	216,165
Bank of New York Co., Inc.,
7.30% Sr. Sub. Nts. due 12/01/09	225,000	239,062
Bank One Corp.,
5.90% Sub. Nts. due 11/15/11	450,000	457,338
Barclays Bank PLC,
8.55% Fixed-to-Floating Rate Bonds due 09/15/49 (a)	200,000	225,026
First Union National Bank,
7.875% Sub. Nts. due 02/15/10	350,000	378,799
HSBC Bank PLC,
6.95% Sub. Nts. due 03/15/11	400,000	423,080

4

Mellon Funding Corp.,
6.375% Sub. Nts. due 02/15/10	$300,000	$309,963
Nations Bank Corp.,
6.375% Unsec. Sub. Nts. due 02/15/08	150,000	152,815
7.75% Unsec. Sub. Nts. due 08/15/15	150,000	172,084
SunTrust Banks, Inc.,
7.75% Sub. Nts. due 05/01/10	250,000	270,534
US Bank NA,
6.30% Sr. Sub. Nts. due 07/15/08	300,000	307,340
Wachovia Corp.,
6.375% Sub. Nts. due 02/01/09	300,000	307,140
Wells Fargo & Co.,
5.00% Unsec. Sub. Nts. due 11/15/14	300,000	288,384
Beverages — .52%
Anheuser-Busch Cos., Inc.,
7.50% Nts. due 03/15/12	300,000	330,545
Chemicals — .99%
Chevron Phillips Chemical Co.,
7.00% Nts. due 03/15/11	100,000	105,353
E.I. Du Pont de Nemours & Co.,
6.875% Unsec. Nts. due 10/15/09	250,000	261,533
Praxair, Inc.,
6.50% Nts. due 03/01/08	250,000	255,001
Computers — 1.86%
Computer Sciences Corp.,
7.375% Unsec. Nts. due 06/15/11	225,000	240,235
Hewlett-Packard Co.,
5.50% Nts. due 07/01/07	300,000	299,958
International Business Machines Corp.,
4.75% Sr. Unsec. Nts. due 11/29/12	250,000	241,320
7.50% Debs. due 06/15/13	350,000	393,124
Cosmetics & Personal Care — .69%
Avon Products, Inc.,
7.15% Sr. Nts. due 11/15/09	220,000	232,756
Kimberly-Clark Corp.,
5.625% Nts. due 02/15/12	200,000	203,437
Diversified Financial Services — 12.58%
American Express Co.,
5.50% Nts. due 09/12/06	325,000	325,679
Bear Stearns Cos. (The), Inc.,
4.50% Nts. due 10/28/10	450,000	432,705
7.625% Nts. due 12/07/09	300,000	321,534
CIT Group, Inc.,
7.75% Sr. Unsec. Nts. due 04/02/12	450,000	496,009

5

Citigroup, Inc.,
7.25% Unsec. Sub. Nts. due 10/01/10	$500,000	$535,084
Countrywide Home Loans, Inc.,
5.625% Medium-Term Nts., Series K due 05/15/07	300,000	300,889
Credit Suisse First Boston (USA), Inc.,
6.125% Nts. due 11/15/11	450,000	462,240
General Electric Capital Corp.,
8.125% Sub. Nts. due 05/15/12	350,000	396,236
8.30% Debs. due 09/20/09	150,000	163,674
Goldman Sachs Group, Inc.,
6.60% Sr. Unsec. Unsub. Nts. due 01/15/12	300,000	314,519
6.875% Bonds due 01/15/11	450,000	475,024
HSBC Finance Corp.,
6.375% Sr. Unsec. Nts. due 08/01/10	200,000	206,549
7.00% Sr. Unsub. Nts. due 05/15/12	200,000	213,774
7.875% Sr. Unsec. Nts. due 03/01/07	250,000	255,466
International Lease Finance Corp.,
5.75% Unsec. Nts. due 10/15/06	350,000	350,604
JP Morgan Chase & Co.,
7.875% Sub. Nts. due 06/15/10	450,000	489,743
Lehman Brothers Holdings, Inc.,
7.875% Nts. due 11/01/09	150,000	160,747
7.875% Bonds due 08/15/10	600,000	655,317
Merrill Lynch & Co.,
6.00% Sr. Unsec. Nts. due 02/17/09	300,000	305,354
7.00% Nts. due 04/27/08	350,000	363,575
8.00% Fixed-to-Floating Rate Medium-Term Nts., Series C due 03/24/09	200,000	196,966
Morgan Stanley,
7.00% Sr. Unsec. Debs. due 10/01/13	250,000	266,861
SLM Corp.,
5.375% Medium-Term Nts., Series A due 01/15/13	250,000	246,608
Electric — .89%
Consolidated Edison Co. of New York,
8.125% Debs. due 05/01/10	225,000	246,822
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts. due 11/01/09	300,000	314,042
Electrical Components & Equipment — .48%
Emerson Electric Co.,
5.75% Nts. due 11/01/11	300,000	305,762
Food — 1.84%
H.J. Heinz Co.,
6.00% Nts. due 03/15/08	250,000	251,942
Hormel Foods Corp.,
6.625% Nts. due 06/01/11	275,000	287,925

6

Kraft Foods, Inc.,
4.625% Nts. due 11/01/06	$300,000	$298,925
Unilever Capital Corp.,
7.125% Nts. due 11/01/10	300,000	319,244
Household Products & Wares — .49%
Clorox Co.,
6.125% Nts. due 02/01/11	300,000	306,674
Insurance — .52%
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts. due 03/15/07	325,000	325,656
Machinery—Construction & Mining — .75%
Caterpillar, Inc.,
7.25% Sr. Unsec. Unsub. Debs. due 09/15/09	450,000	476,331
Machinery-Diversified — .78%
Deere & Co.,
6.95% Sr. Nts. due 04/25/14	450,000	489,849
Miscellaneous-Manufacturing — .79%
General Electric Co.,
5.00% Unsec. Nts. due 02/01/13	250,000	243,175
Honeywell International, Inc.,
6.125% Bonds due 11/01/11	250,000	258,054
Oil & Gas — 1.85%
Conoco Funding Co.,
5.45% Gtd. Nts. due 10/15/06	335,000	335,235
ConocoPhillips,
9.375% Nts. due 02/15/11	225,000	261,306
Marathon Oil Corp.,
5.375% Unsec. Nts. due 06/01/07	250,000	250,130
Occidental Petroleum Corp.,
7.375% Sr. Unsec. Nts. due 11/15/08	150,000	157,410
Texaco Capital, Inc.,
5.50% Nts. due 01/15/09	160,000	161,488
Oil & Gas Services — .41%
Baker Hughes, Inc.,
6.25% Sr. Unsec. Nts. due 01/15/09	250,000	256,165
Retail — 1.65%
Costco Wholesale Corp.,
5.50% Sr. Unsec. Nts. due 03/15/07	150,000	149,894
Nordstrom, Inc.,
5.625% Sr. Nts. due 01/15/09	250,000	251,218
Target Corp.,
7.50% Sr. Unsec. Nts. due 08/15/10	300,000	324,539
Wal-Mart Stores, Inc.,
6.875% Sr. Unsec. Nts. due 08/10/09	300,000	314,533

7

Software — .48%
First Data Corp.,
6.375% Medium-Term Nts., Series D due 12/15/07	$300,000	$304,327
Telecommunications — 1.99%
Alltel Corp.,
7.00% Sr. Nts. due 07/01/12	400,000	430,144
BellSouth Corp.,
6.00% Nts. due 10/15/11	150,000	152,773
SBC Communications, Inc.,
5.75% Sr. Unsec. Nts. due 05/02/06	350,000	350,106
Verizon Global Funding Corp.,
7.375% Sr. Unsec. Nts. due 09/01/12	300,000	324,925
Total Corporate Bonds and Notes (cost: $23,714,974)		$23,007,372
Short-Term Investments — 5.97%
Dreyfus Cash Management Plus Fund (p)	317,552	317,552
Goldman Sachs Financial Square Prime Obligations Fund (p)	2,184,673	2,184,673
Triparty Repurchase Agreeement dated March 31, 2006 with Investors Bank & Trust Co., effective yield 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $1,290,248	1,264,949	1,264,949
Total Short-Term Investments (cost: $3,767,174)		$3,767,174
Total Securities (cost: $61,850,552) — 102.52%		$64,682,224
Other Assets and Liabilities, Net — (2.52)%		$(1,589,320)
Net Assets — 100.00%		$63,092,904

The accompanying notes are an integral part of these statements of investments.

8

Atlas Emerging Growth Fund                                                                                                                      March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 96.73%

	shares or face amount	market value (note 1)
Advertising — .12%
R.H. Donnelley Corp. (b)	1,690	$98,409
Aerospace & Defense — 1.59%
Aviall, Inc. (b)	18,650	710,192
DRS Technologies, Inc.	11,380	624,421
Airlines — .83%
Ryanair Holdings PLC, Sponsored ADR (b)(o)	3,060	167,382
Skywest, Inc.	18,140	530,958
Auto Parts & Equipment — .99%
Harsco Corp.	2,100	173,502
Tenneco, Inc. (b)	30,270	656,556
Automobile Manufacturers — .25%
Oshkosh Truck Corp.	3,330	207,259
Banks — 2.99%
City National Corp.	2,470	189,671
Euronet Worldwide, Inc. (b)	21,450	811,453
First Midwest Bancorp, Inc.	12,170	445,057
Provident Bankshares Corp.	13,650	497,542
SVB Financial Group (b)	10,760	570,818
Biotechnology — .52%
Nektar Therapeutics (b)	21,220	432,464
Building Materials — 1.52%
Martin Marietta Materials, Inc.	2,100	224,763
Texas Industries, Inc.	17,330	1,048,292
Coal — .97%
Foundation Coal Holdings, Inc.	19,770	813,338
Commercial Services — 5.10%
Chemed Corp.	13,160	780,914
Equifax, Inc.	3,990	148,588
Foundry Networks, Inc. (b)	38,170	693,167
FTI Consulting, Inc. (b)	21,020	599,701
Global Payments, Inc.	3,880	205,679
Itron, Inc. (b)	11,960	715,806
PHH Corp. (b)	22,880	610,896
Tetra Tech, Inc. (b)	27,710	528,984

1

Computers — 2.90%
Brocade Communications Systems, Inc. (b)	130,600	$872,408
Electronics for Imaging, Inc. (b)	24,940	697,572
Nam Tai Electronics, Inc.	18,380	421,086
Xyratex Ltd. (b)	14,110	444,465
Distribution & Wholesale — 1.04%
Brightpoint, Inc. (b)	21,572	670,026
W.W. Grainger, Inc.	2,690	202,691
Diversified Financial Services — 3.37%
GFI Group, Inc. (b)	11,650	604,751
Investment Technology Group, Inc. (b)	4,620	230,076
National Financial Partners Corp.	15,710	887,929
People’s Bank	4,780	156,545
Waddell & Reed Financial, Inc. - Class A	41,220	952,182
Electric — 1.34%
Allete, Inc.	13,130	611,858
El Paso Electric Co. (b)	26,830	510,843
Electrical Components & Equipment — .32%
AMETEK, Inc.	2,990	134,430
Amphenol Corp. - Class A	2,520	131,494
Electronics — .91%
Benchmark Electronics, Inc. (b)	19,920	763,932
Energy-Alternate Sources — .26%
Covanta Holding Corp. (b)	13,150	219,210
Engineering & Construction — .98%
Washington Group International, Inc.	14,380	825,268
Entertainment — .22%
Warner Music Group Corp.	8,330	180,678
Food — 1.01%
Flowers Foods, Inc.	22,860	678,942
Hormel Foods Corp.	5,090	172,042
Health Care-Products — 3.10%
Cytyc Corp. (b)	5,440	153,299
Dade Behring Holdings, Inc.	4,260	152,125
Haemonetics Corp. (b)	17,060	866,136
PDL BioPharma, Inc. (b)	4,990	163,672
PolyMedica Corp.	18,670	790,861
Thoratec Labs Corp. (b)	24,730	476,547

2

Health Care-Services — 3.90%
Covance, Inc. (b)	2,990	$175,662
Davita, Inc. (b)	4,380	263,720
Healthextras, Inc. (b)	21,330	752,949
IMS Health, Inc.	6,500	167,505
Invitrogen Corp. (b)	2,470	173,221
Psychiatric Solutions, Inc. (b)	24,960	826,925
Sierra Health Services, Inc. (b)	4,580	186,406
Universal Health Services, Inc. - Class B	2,500	126,975
Ventiv Health, Inc. (b)	18,230	605,601
Household Products & Wares — .59%
Tupperware Corp.	24,030	494,778
Insurance — 3.61%
Assurant, Inc.	4,990	245,757
Delphi Financial Group, Inc. - Class A	10,480	541,082
Fidelity National Financial, Inc.	3,540	125,776
Hanover Insurance Group, Inc.	3,690	193,430
Ohio Casualty Corp.	25,810	818,177
ProAssurance Corp. (b)	17,530	911,560
StanCorp Financial Group, Inc.	3,680	199,125
Internet — 2.08%
Akamai Technologies, Inc. (b)	6,720	221,021
Digital Insight Corp. (b)	17,250	627,900
WebEx Communications, Inc. (b)	14,940	503,030
Websense, Inc. (b)	14,440	398,255
Iron & Steel — .92%
Allegheny Technologies, Inc.	3,780	231,260
Cleveland-Cliffs, Inc.	6,170	537,530
Lodging — 2.70%
Gaylord Entertainment Co. (b)	3,430	155,653
Isle of Capri Casinos, Inc. (b)	19,150	637,312
Pinnacle Entertainment, Inc. (b)	23,660	666,502
Station Casinos, Inc.	2,290	181,757
Vail Resorts, Inc. (b)	16,390	626,426
Machinery-Construction & Mining — 3.60%
Bucyrus International, Inc. - Class A	11,095	534,668
Cooper Cameron Corp. (b)	4,070	179,406
Joy Global, Inc.	3,925	234,597
Walter Industries, Inc.	31,200	2,078,544
Machinery-Diversified — 3.17%
Gardner Denver, Inc. (b)	13,710	893,892
Nordson Corp.	18,600	927,396
Pentair, Inc.	3,270	133,252
Westinghouse Air Brake Technologies Corp.	21,770	709,702

3

Media — .96%
Arris Group, Inc. (b)	58,500	$804,960
Mining — .82%
Randgold Resources Ltd., ADR (b)	38,110	692,459
Miscellaneous-Manufacturing — 6.94%
Actuant Corp. - Class A	13,340	816,675
Aleris International, Inc. (b)	18,530	890,737
Federal Signal Corp.	27,010	499,685
Freightcar America, Inc.	8,300	527,880
Griffon Corp. (b)	30,780	764,575
Hexcel Corp. (b)	24,860	546,174
JLG Industries, Inc.	5,560	171,192
Kaydon Corp.	16,210	654,236
Precision Castparts Corp.	4,280	254,232
Roper Industries, Inc.	3,470	168,746
Scotts Miracle-Gro Co. (The) - Class A	2,660	121,722
Sonoco Products Co.	5,670	192,043
Trinity Industries, Inc.	3,970	215,928
Oil & Gas — 2.65%
Comstock Resources, Inc. (b)	22,210	659,415
CONSOL Energy, Inc.	2,300	170,568
FMC Technologies, Inc. (b)	3,260	166,977
Helix Energy Solutions Group, Inc. (b)	3,440	130,376
Kirby Corp. (b)	13,800	939,918
Range Resources Corp.	5,860	160,037
Oil & Gas Services — 3.22%
Hydril (b)	10,680	832,506
Lone Star Technologies, Inc. (b)	13,510	748,589
MDU Resources Group, Inc.	3,670	122,761
Oil States International, Inc. (b)	21,240	782,694
Stolt Offshore SA, Sponsored ADR (b)	13,820	214,072
Pharmaceuticals — 2.18%
Alkermes, Inc. (b)	18,040	397,782
Angiotech Pharmaceuticals, Inc. (b)	47,060	696,488
First Horizon Pharmaceutical Corp. (b)	29,180	735,628
Real Estate Investment Trusts — 6.51%
Alexandria Real Estate Equities, Inc.	8,570	816,978
BioMed Realty Trust, Inc.	22,920	679,349
CBL & Associates Properties, Inc.	3,780	160,461
Corporate Office Properties Trust	16,610	759,741
Kilroy Realty Corp.	8,710	672,935
Maguire Properties, Inc.	19,870	725,255
Reckson Associates Realty Corp.	4,270	195,651
SL Green Realty Corp.	2,040	207,060

4

Strategic Hotel Capital, Inc.	24,630	$573,386
Taubman Centers, Inc.	16,300	679,221
Retail — 9.97%
Bebe Stores, Inc.	23,600	434,712
Bob Evans Farms, Inc.	20,850	619,454
Central Garden & Pet Co. (b)	9,280	493,139
Charming Shoppes, Inc. (b)	36,370	540,822
Chico’s FAS, Inc. (b)	3,290	133,706
Claire’s Stores, Inc.	5,670	205,878
Copart, Inc. (b)	6,080	166,896
Domino’s Pizza, Inc.	33,370	952,714
DSW, Inc. - Class A (b)(o)	23,790	745,103
Men’s Wearhouse (The), Inc.	21,120	759,053
Pantry (The), Inc. (b)	12,350	770,517
Petsmart, Inc.	5,990	168,559
Phillips-Van Heusen Corp.	19,650	750,827
Skechers U.S.A., Inc. (b)	22,380	557,933
Sonic Corp. (b)	2,930	102,931
Too, Inc. (b)	23,080	792,798
Tractor Supply Co. (b)	2,610	173,147
Semiconductors — 2.98%
DSP Group, Inc. (b)	24,120	699,721
Intersil Corp. - Class A	6,770	195,788
MEMC Electronic Materials, Inc. (b)	5,590	206,383
PMC-Sierra, Inc. (b)	14,440	177,468
Standard Microsystems Corp. (b)	22,040	572,599
Varian Semiconductor Equipment Associates, Inc. (b)	23,050	647,244
Software — 4.44%
Analogic Corp.	6,840	452,808
BEA Systems, Inc. (b)	14,830	194,718
Blackbaud, Inc.	33,210	703,720
Nuance Communications, Inc. (b)	65,800	777,098
THQ, Inc. (b)	29,465	762,849
Transaction Systems Architects, Inc. - Class A (b)	26,910	839,861
Telecommunications — 4.36%
CommScope, Inc. (b)	36,150	1,032,083
Comverse Technology, Inc. (b)	5,730	134,827
Dobson Communications Corp. - Class A (b)	100,110	802,882
Harris Corp.	4,350	205,712
Leap Wireless International, Inc. (b)	4,620	201,201
NII Holdings, Inc. (b)	5,730	337,898
Tellabs, Inc. (b)	15,130	240,567
Ubiquitel, Inc. (b)	70,270	709,727

5

Transportation — .80%
AMERCO (b)	4,940	$488,912
Laidlaw International	6,770	184,144
Total Common Stocks (cost: $67,145,341)		$81,229,123
Short-Term Investments — 6.26%
Dreyfus Cash Management Plus Fund (p)	85,427	85,427
Goldman Sachs Financial Square Prime Obligations Fund (p)	587,713	587,713
Triparty Repurchase Agreement dated March 31, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $4,670,363	4,578,787	4,578,787
Total Short-Term Investments (cost: $5,251,927)		$5,251,927
Total Securities (cost: $72,397,268) — 102.99%		$86,481,050
Other Assets and Liabilities, Net — (2.99)%		$(2,507,492)
Net Assets — 100.00%		$83,973,558

The accompanying notes are an integral part of these statements of investments.

6

Atlas Global Growth Fund                                                                                                                                                                                                                                                                                                                                                                                   March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 96.88%

	shares or	market value(s)
	face amount	(note 1)
Advertising — .66%
JC Decaux SA (b)	44,940	$1,216,455
WPP Group PLC	99,760	1,197,105
Aerospace & Defense — 4.30%
Boeing Co. (The)	29,700	2,314,521
Empresa Brasileira de Aeronautica SA, Sponsored ADR	88,553	3,263,178
European Aeronautic Defense and Space Co.	96,620	4,072,359
Lockheed Martin Corp.	24,700	1,855,711
Northrop Grumman Corp.	26,900	1,837,001
Raytheon Co.	53,600	2,457,024
Apparel — .82%
Burberry Group PLC	142,505	1,147,869
Coach, Inc. (b)	53,600	1,853,488
Auto Manufacturers — 2.36%
Bayerische Motoren Werke AG	58,920	3,246,167
Porsche AG Preferred	2,118	2,028,277
Toyota Motor Corp.	61,700	3,372,129
Banks — 6.84%
Anglo Irish Bank Corp. PLC	33,307	549,097
Anglo Irish Bank Corp. PLC	62,548	1,015,997
Credit Suisse Group	77,786	4,361,860
HSBC Holdings PLC	208,588	3,491,789
ICICI Bank Ltd., Sponsored ADR	46,525	1,287,812
Northern Trust Corp.	63,700	3,344,250
Resona Holdings, Inc. (b)	491	1,690,225
Royal Bank of Scotland Group PLC	167,867	5,464,059
Societe Generale - Class A	26,080	3,923,319
Beverages — 2.90%
Companhia de Bebidas das Americas, Sponsored ADR	51,753	2,223,309
Diageo PLC	23,600	371,785
Fomento Economico Mexicano SA	262,600	2,397,851
Grupo Modelo SA - Class C	364,100	1,336,147
LVMH Moet Hennessy Louis Vuitton SA	44,220	4,336,522
Biotechnology — 1.78%
Affymetrix, Inc. (b)	35,300	1,162,429
Amgen, Inc. (b)	42,260	3,074,415
Genentech, Inc. (b)	20,000	1,690,200
Nektar Therapeutics (b)	8,800	179,344
Nektar Therapeutics (a)(b)(f)(m)	17,092	278,668
Nuvelo, Inc. (b)	9,200	163,944

1

Commercial Services — .56%
Cendant Corp.	118,500	$2,055,975
Computers — .69%
International Business Machines Corp.	30,926	2,550,467
Cosmetics & Personal Care — 1.63%
Avon Products, Inc.	53,500	1,667,595
Kao Corp., Sponsored ADR	49,000	1,291,118
Procter & Gamble Co. (The)	23,325	1,343,987
Shiseido Co. Ltd.	91,000	1,693,923
Data Processing — .61%
Automatic Data Processing, Inc.	48,700	2,224,616
Diversified Chemicals — .19%
Syngenta AG, ADR (b)	5,032	706,679
Diversified Financial Services — 3.41%
American Express Co.	41,200	2,165,060
Citigroup, Inc.	18,766	886,318
Credit Saison Co. Ltd.	43,900	2,429,146
JP Morgan Chase & Co.	70,711	2,944,406
Morgan Stanley	65,000	4,083,300
Electric — .90%
Energias de Portugal SA	326,552	1,282,542
Fortum Oyj	80,700	2,036,707
Electrical Components & Equipment — 4.71%
Emerson Electric Co.	29,000	2,425,270
Koninklijke (Royal) Philips Electronics NV	127,200	4,300,410
Kyocera Corp.	11,000	974,246
Nidec Corp.	14,600	1,198,776
Samsung Electronics Co. Ltd.	5,461	3,540,630
Sony Corp.	104,400	4,836,209
Electronics — 2.48%
Fanuc Ltd.	11,300	1,088,219
First Data Corp.	11,500	538,430
Hoya Corp.	59,600	2,406,290
Keyence Corp.	7,491	1,948,360
Murata Manufacturing Co. Ltd.	46,200	3,129,741
Engineering & Construction — 1.91%
Hyundai Heavy Industries Co. Ltd.	20,633	1,800,636
JGC Corp.	44,000	865,788
Technip SA	64,150	4,343,043
Entertainment — 1.06%
International Game Technology Corp.	68,900	2,426,658
Nintendo Co. Ltd.	9,700	1,451,084

2

Food — 1.48%
Cadbury Schweppes PLC	367,527	$3,653,403
Tesco PLC	307,690	1,764,573
Gas — .49%
Hong Kong & China Gas	741,000	1,790,478
Health Care-Products — 2.66%
Biomet, Inc.	59,100	2,099,232
Boston Scientific Corp. (b)	120,100	2,768,305
Conor Medsystems, Inc. (b)	21,800	640,920
Guidant Corp.	2,400	187,344
Johnson & Johnson	15,200	900,144
Medtronic, Inc.	19,900	1,009,925
Smith & Nephew PLC	245,130	2,176,856
Health Care-Services — .70%
Quest Diagnostics, Inc.	50,400	2,585,520
Holding Companies-Diversified — .71%
Hutchison Whampoa Ltd.	131,000	1,201,146
Investor AB - Class B	76,554	1,392,517
Household Products — .23%
Tiffany & Co.	22,300	837,142
Household Products & Wares — 1.80%
Reckitt Benckiser PLC	188,088	6,622,361
Insurance — 4.30%
ACE Ltd.	39,112	2,034,215
Allianz AG	25,185	4,206,321
Berkshire Hathaway, Inc. - Class B (b)	670	2,018,040
Everest Re Group Ltd.	11,800	1,101,766
Manulife Financial Corp.	30,472	1,911,938
Prudential PLC	279,717	3,244,759
XL Capital Ltd. - Class A	19,700	1,262,967
Internet — 1.81%
Amazon.com, Inc. (b)	25,900	945,609
eBay, Inc. (b)	124,100	4,847,346
Yahoo!, Inc. (b)	26,700	861,342
Investment Companies — .28%
Macquarie Airports	420,398	1,013,820
Leisure Time — .91%
Carnival Corp.	70,800	3,353,796
Media — 3.30%
Grupo Televisa SA, Sponsored ADR	158,128	3,146,747
Pearson PLC	156,290	2,167,436
Singapore Press Holdings Ltd.	544,681	1,516,326

3

Sirius Satellite Radio, Inc. (b)(o)	598,000	$3,037,840
Walt Disney Co. (The)	80,700	2,250,723
Miscellaneous-Manufacturing — 2.05%
3M Co.	47,000	3,557,430
Siemens AG	42,544	3,973,094
Office & Business Equipment — .35%
Canon, Inc.	19,400	1,284,539
Oil & Gas — 6.22%
BP PLC, Sponsored ADR	46,860	3,230,528
Burlington Resources, Inc.	31,300	2,876,783
ChevronTexaco Corp.	38,516	2,232,773
GlobalSantaFe Corp.	58,800	3,572,100
Husky Energy, Inc.	71,090	4,301,566
Neste Oil Oyj	8,350	287,157
Total SA	6,070	1,601,848
Transocean, Inc. (b)	59,000	4,737,700
Pharmaceuticals — 7.85%
Atherogenics, Inc. (b)(o)	14,500	236,640
Chugai Pharmaceutical Co. Ltd.	69,600	1,263,034
Express Scripts, Inc. (b)	19,600	1,722,840
Gilead Sciences, Inc. (b)	49,700	3,092,334
ImClone Systems, Inc. (b)	20,900	711,018
Novartis AG	36,960	2,054,120
Novo Nordisk A/S - Class B	15,000	933,175
Pfizer, Inc.	60,722	1,513,192
Roche Holding AG	28,605	4,256,214
Sanofi-Synthelabo SA	63,677	6,059,357
Shionogi & Co. Ltd.	174,000	2,855,878
Takeda Pharmaceutical Co. Ltd.	29,900	1,705,304
Theravance, Inc. (b)	28,700	804,748
Wyeth	33,600	1,630,272
Retail — 4.33%
Bulgari SpA	47,600	573,141
Gus PLC	64,006	1,173,506
Hennes & Maurtiz AB - Class B	160,000	5,841,368
Inditex SA	70,000	2,702,600
Starbucks Corp. (b)	52,600	1,979,864
Wal-Mart Stores, Inc.	76,700	3,623,308
Semiconductors — 4.13%
Advanced Micro Devices, Inc. (b)	216,900	7,192,404
Altera Corp. (b)	81,900	1,690,416
Cree, Inc. (b)(o)	63,300	2,076,873
International Rectifier Corp. (b)	46,200	1,914,066
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	227,415	2,287,795

4

Software — 4.85%
Adobe Systems, Inc. (b)	58,400	$2,039,328
Intuit, Inc. (b)	56,600	3,010,554
Microsoft Corp.	184,400	5,017,524
Novell, Inc. (b)	246,800	1,895,424
SAP AG	19,273	4,182,162
Square Enix Co. Ltd.	64,900	1,676,974
Telecommunications — 10.16%
Cisco Systems, Inc. (b)	102,600	2,223,342
Corning, Inc. (b)	155,500	4,184,505
Juniper Networks, Inc. (b)	58,600	1,120,432
KDDI Corp.	694	3,710,378
Qualcomm, Inc.	63,440	3,210,698
SK Telecom Co. Ltd.	3,050	604,225
SK Telecom Co. Ltd., Sponsored ADR	118,300	2,790,697
Tandberg ASA	130,500	1,179,397
Telefonaktiebolaget LM Ericsson - Class B (b)	2,669,100	10,156,236
Vodafone Group PLC	3,876,030	8,116,830
Venture Capital — .46%
3I Group PLC	102,503	1,675,358
Total Common Stocks (cost: $258,935,279)		$355,733,841
Short-Term Investments — 3.64%
Dreyfus Cash Management Plus Fund (p)	433,207	433,207
Goldman Sachs Financial Square Prime Obligations Fund (p)	2,980,343	2,980,343
Triparty Repurchase Agreement dated March 31, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $10,149,028	9,950,028	9,950,028
Total Short-Term Investments (cost: $13,363,578)		$13,363,578
Total Securities (cost: $272,298,857) — 100.52%		$369,097,419
Other Assets and Liabilities, Net — (.52)%		$(1,918,947)
Net Assets — 100.00%		$367,178,472

The accompanying notes are an integral part of these statements of investments.

5

Atlas Growth Opportunities Fund                                                                                                                                                                                                                                                                                                                                           March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 98.62%

	shares or	market value
	face amount	(note 1)
Aerospace & Defense — 3.07%
General Dynamics Corp.	24,400	$1,561,112
Raytheon Co.	9,630	441,439
United Technologies Corp.	196,520	11,392,264
Apparel — 1.27%
NIKE, Inc. - Class B	31,800	2,706,180
Polo Ralph Lauren Corp.	47,100	2,854,731
Auto Parts & Equipment — .65%
Autoliv, Inc.	50,000	2,829,000
Automobile Manufacturers — .58%
Oshkosh Truck Corp.	40,400	2,514,496
Banks — 3.14%
Bank of America Corp.	66,976	3,050,087
Wells Fargo & Co.	166,550	10,637,549
Beverages — 1.51%
Diageo PLC, Sponsored ADR (o)	51,900	3,292,017
Pepsico, Inc.	57,400	3,317,146
Biotechnology — 2.92%
Amgen, Inc. (b)	60,900	4,430,475
Genentech, Inc. (b)	44,700	3,777,597
Genzyme Corp. (b)	41,600	2,796,352
MedImmune, Inc. (b)	47,700	1,744,866
Building Materials — .50%
Lowe’s Companies, Inc.	33,800	2,178,072
Chemicals — 2.47%
Dow Chemical Co. (The)	49,050	1,991,430
Monsanto Co.	56,500	4,788,375
Praxair, Inc.	72,570	4,002,236
Commercial Services — 1.34%
Cendant Corp.	303,400	5,263,990
Equifax, Inc.	15,300	569,772
Computers — 4.02%
Apple Computer, Inc. (b)	73,400	4,603,648
Cognizant Technology Solutions Corp. - Class A (b)	48,200	2,867,418
EMC Corp. (b)	560,600	7,640,978
Hutchinson Technology, Inc. (b)	80,300	2,422,651
Network Appliance, Inc. (b)	1,000	36,030
Consumer Electronics — .47%
Harman International Industries, Inc.	18,500	2,055,905

1

Cosmetics & Personal Care — 1.67%
Colgate-Palmolive Co.	54,300	$3,100,530
Procter & Gamble Co. (The)	72,697	4,188,801
Diversified Financial Services — 11.40%
Bear Stearns Cos. (The), Inc.	16,870	2,339,869
Capital One Financial Corp.	50,410	4,059,013
Citigroup, Inc.	209,780	9,907,909
Countrywide Financial Corp.	85,000	3,119,500
Freddie Mac	64,400	3,928,400
Goldman Sachs Group, Inc.	16,000	2,511,360
Legg Mason, Inc.	24,700	3,095,651
UBS AG	109,380	12,028,519
Wachovia Corp.	156,380	8,765,099
Electric — 2.77%
AES Corp. (The) (b)	301,260	5,139,496
CMS Energy Corp. (b)	164,130	2,125,484
PG&E Corp.	72,930	2,836,977
Reliant Energy, Inc. (b)	186,640	1,974,651
Electronics — .33%
ATI Technologies, Inc. (b)	84,240	1,447,243
Financial Services — .57%
Chicago Mercantile Exchange	1,300	581,750
TD Ameritrade Holding Corp. (b)	91,000	1,899,170
Food — .72%
ConAgra Foods, Inc.	146,500	3,143,890
Gas — .50%
Sempra Energy	46,870	2,177,580
Health Care-Products — 4.19%
Alcon, Inc.	37,200	3,878,472
Bard (C.R.), Inc.	25,900	1,756,279
Gen-Probe, Inc. (b)	32,000	1,763,840
Medtronic, Inc.	75,500	3,831,625
PDL BioPharma, Inc. (b)	47,500	1,558,000
Varian Medical Systems, Inc. (b)	97,700	5,486,832
Hotels — .26%
Las Vegas Sands Corp. (b)	20,300	1,150,198
Insurance — 4.94%
Aflac, Inc.	44,100	1,990,233
American International Group, Inc.	114,200	7,547,478
Everest Re Group Ltd.	18,330	1,711,472
Genworth Financial, Inc. - Class A	155,240	5,189,673
Marsh & McLennan Cos.	72,700	2,134,472
Platinum Underwriters Holdings	102,350	2,978,385

2

Internet — 3.33%
eBay, Inc. (b)	110,100	$4,300,506
Google, Inc. - Class A (b)	12,100	4,719,000
VeriSign, Inc. (b)	68,900	1,652,911
Yahoo!, Inc. (b)	119,300	3,848,618
Leisure Time — .31%
Carnival Corp.	28,800	1,364,256
Machinery-Diversified — .50%
Rockwell Automation, Inc.	30,300	2,178,873
Media — 4.52%
aQuantive, Inc. (b)	13,900	327,206
Comcast Corp. - Class A (b)	85,700	2,241,912
Comcast Corp. - Special Class A (b)	177,000	4,623,240
Liberty Global, Inc. - Class A (b)	178,365	3,651,132
Liberty Global, Inc. - Class C (b)	395,215	7,805,496
News Corp. - Class A	65,440	1,086,958
Mining — .47%
Phelps Dodge Corp.	25,700	2,069,621
Miscellaneous-Manufacturing — .59%
Honeywell International, Inc.	60,220	2,575,609
Oil & Gas — 7.38%
Amerada Hess Corp.	15,300	2,178,720
Apache Corp.	30,600	2,004,606
BP PLC, Sponsored ADR	129,670	8,939,450
Exxon Mobil Corp.	151,350	9,211,161
Total SA, Sponsored ADR	38,860	5,119,028
Transocean, Inc. (b)	39,500	3,171,850
XTO Energy, Inc.	37,000	1,612,090
Oil & Gas Services — 1.42%
Halliburton Co.	46,000	3,358,920
National-Oilwell Varco, Inc. (b)	44,500	2,853,340
Pharmaceuticals — 4.33%
Gilead Sciences, Inc. (b)	35,100	2,183,922
Novartis AG, ADR	66,000	3,659,040
Pfizer, Inc.	294,900	7,348,908
Sanofi-Aventis, Sponsored ADR	119,900	5,689,255
Retail — 4.78%
Chico’s FAS, Inc. (b)	57,700	2,344,928
Kohl’s Corp. (b)	35,200	1,865,952
Staples, Inc.	235,100	5,999,752
Starbucks Corp. (b)	78,700	2,962,268
Target Corp.	63,000	3,276,630

3

Urban Outfitters, Inc. (b)	81,600	$2,002,464
Williams-Sonoma, Inc. (b)	56,900	2,412,560
Semiconductor Equipment — .56%
Applied Materials, Inc.	140,100	2,453,151
Semiconductors — 2.04%
Broadcom Corp. - Class A (b)	112,500	4,855,500
International Rectifier Corp. (b)	44,700	1,851,921
Maxim Integrated Products, Inc.	58,800	2,184,420
Software — 11.12%
Adobe Systems, Inc. (b)	75,000	2,619,000
Autodesk, Inc. (b)	57,600	2,218,752
CA, Inc.	713	19,401
Compuware Corp. (b)	519,700	4,069,251
Electronic Arts, Inc. (b)	10,800	590,976
F5 Networks, Inc. (b)(o)	22,400	1,623,776
Microsoft Corp.	666,640	18,139,274
NAVTEQ Corp. (b)	38,100	1,929,765
Novell, Inc. (b)	369,650	2,838,912
SAP AG, Sponsored ADR	57,600	3,128,832
Synopsys, Inc. (b)	292,100	6,528,435
Take-Two Interactive Software, Inc. (b)(o)	258,100	4,816,146
Telecommunications — 7.46%
Amdocs Ltd. (b)	38,800	1,399,128
Cisco Systems, Inc. (b)	383,100	8,301,777
Corning, Inc. (b)	260,000	6,996,600
IDT Corp. - Class B (b)	197,180	2,182,783
Motorola, Inc.	161,100	3,690,801
NeuStar, Inc. - Class A (b)	67,000	2,077,000
Qualcomm, Inc.	62,000	3,137,820
Sprint Corp.	185,110	4,783,242
Transportation — .52%
UTI Worldwide, Inc.	71,900	2,272,040
Total Common Stocks (cost: $356,829,993)		$430,462,552

	expiration	strike	contracts/face	market value
	date	price	subject to call/put	(note 1)
Options Purchased — .04%
Broadcom Corp. Put	05/06	$43	43,200	$123,120
Corning, Inc. Put	05/06	20	261,000	26,100
Varian Medical Systems, Inc. Put	05/06	50	37,700	26,390
Total Options Purchased (cost: $584,950)				$175,610

4

Short-Term Investments — 2.57%
Dreyfus Cash Management Plus Fund (p)	973,579	$973,579
Goldman Sachs Financial Square Prime Obligations Fund (p)	6,697,963	6,697,963
Triparty Repurchase Agreement dated March 3, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 1, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $3,632,904	3,561,671	3,561,671
Total Short-Term Investments (cost: $11,233,213)		$11,233,213
Total Securities (cost: $368,648,156) — 101.23%		$441,871,375
Other Assets and Liabilities, Net — (1.23)%		$(5,360,782)
Net Assets — 100.00%		$436,510,593

The accompanying notes are an integral part of these statements of investments.

5

Atlas Independence Flagship Fund                                                                                                             March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

		percent of
	shares	net assets	market value
Investment in Atlas Funds — 99.09%
Balanced Fund	1,916,226	16.59%	$22,209,056
Strategic Income Fund	4,853,751	16.35	21,890,419
Value Fund	1,716,548	15.98	21,388,182
Strategic Growth Fund (b)	1,346,901	14.46	19,354,968
Emerging Growth Fund (b)	982,035	13.80	18,472,074
Global Growth Fund	354,502	6.70	8,961,823
American Enterprise Bond Fund	672,014	4.80	6,424,456
Growth Opportunities Fund	229,819	4.26	5,704,107
Money Market Fund	4,206,978	3.14	4,206,978
U.S. Government and Mortgage Securities Fund	411,218	3.01	4,034,052
Total Investment in Atlas Funds (cost: $120,054,693)			$132,646,115
Total Securities (cost: $120,054,693) — 99.09%			$132,646,115
Other Assets and Liabilities, Net — .91%			$1,221,305
Net Assets — 100.00%			$133,867,420

The accompanying notes are an integral part of these financial statements.

1

Atlas Independence Star Spangled Fund                                                                                                  March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

		percent of
	shares	net assets	market value
Investment in Atlas Funds — 95.83%
Value Fund	121,760	35.96%	$1,517,129
Strategic Growth Fund (b)	90,806	30.93	1,304,877
Emerging Growth Fund (b)	28,326	12.63	532,820
Global Growth Fund	19,235	11.52	486,266
Money Market Fund	202,042	4.79	202,042
Total Investment in Atlas Funds (cost: $3,977,444)			$4,043,134
Total Securities (cost: $3,977,444) — 95.83%			$4,043,134
Other Assets and Liabilities, Net — 4.17%			$175,775
Net Assets — 100.00%			$4,218,909

The accompanying notes are an integral part of these financial statements.

1

S&P 500 Index Fund                                                                                                                                      March 31, 2006

Statement of Investments in Securities and Net Assets (audited)

market value
(note 1)
Investment in Master Investment Portfolio
S&P 500 Index Master Portfolio (100.00% in MIP) (cost: $101,257,552)	$115,646,743
Total Securities (cost: $101,257,552) — 100.01%	$115,646,743
Other Assets and Liabilities, Net — (0.01)%	$(15,080)
Net Assets — 100.00%	$115,631,663

The accompanying notes are an integral part of these statements of investments.

1

Atlas Strategic Growth Fund                                                                                                                                                                                                                                                                                                                                                                       March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 98.22%

	shares or face amount	market value (note 1)
Aerospace & Defense — 3.96%
Boeing Co. (The)	26,500	$2,065,145
United Technologies Corp.	32,000	1,855,040
Apparel — 1.86%
NIKE, Inc. - Class B	21,643	1,841,819
Beverages — 1.81%
Pepsico, Inc.	31,000	1,791,490
Biotechnology — 3.68%
Amgen, Inc. (b)	25,285	1,839,484
Genzyme Corp. (b)	26,950	1,811,579
Computers — 5.79%
Apple Computer, Inc. (b)	32,394	2,031,752
Dell, Inc. (b)	62,641	1,864,196
International Business Machines Corp.	22,275	1,837,019
Diversified Financial Services — 2.17%
T. Rowe Price Group, Inc.	27,500	2,150,775
Electrical Components & Equipment — 1.81%
Emerson Electric Co.	21,400	1,789,682
Health Care-Products — 5.48%
Bausch & Lomb, Inc.	29,070	1,851,759
Becton, Dickinson & Co.	28,480	1,753,798
Johnson & Johnson	30,764	1,821,844
Health Care-Services — 5.59%
Aetna, Inc.	39,580	1,944,961
UnitedHealth Group, Inc.	32,428	1,811,428
WellPoint, Inc. (b)	23,038	1,783,832
Home Builders — 1.84%
Centex Corp. (o)	29,407	1,822,940
Insurance — 5.48%
American International Group, Inc.	27,300	1,804,257
MGIC Investment Corp.	28,300	1,885,629
Progressive Corp.	16,650	1,735,929
Iron & Steel — 2.64%
Nucor Corp.	25,000	2,619,750
Machinery-Construction & Mining — 2.04%
Caterpillar, Inc.	28,100	2,017,861
Machinery-Diversified — 2.57%
Rockwell Automation, Inc.	35,465	2,550,288

1

Miscellaneous-Manufacturing — 5.82%
3M Co.	24,795	$1,876,734
General Electric Co.	54,800	1,905,944
Illinois Tool Works, Inc.	20,593	1,983,312
Oil & Gas — 8.53%
Diamond Offshore Drilling, Inc.	25,000	2,237,500
Occidental Petroleum Corp.	22,275	2,063,779
Patterson-UTI Energy, Inc.	69,780	2,230,169
XTO Energy, Inc.	44,074	1,920,304
Pharmaceuticals — 5.39%
Eli Lilly & Co.	31,000	1,714,300
Express Scripts, Inc. (b)	20,200	1,775,580
Wyeth	38,247	1,855,745
Retail — 3.98%
Home Depot (The), Inc.	45,128	1,908,914
Nordstrom, Inc.	51,860	2,031,875
Semiconductor Equipment — 3.79%
Applied Materials, Inc.	107,685	1,885,564
Lam Research Corp. (b)	43,500	1,870,500
Semiconductors — 10.30%
Intel Corp.	92,522	1,790,301
Maxim Integrated Products, Inc.	53,000	1,968,950
National Semiconductor Corp.	66,050	1,838,832
Nvidia Corp. (b)	47,000	2,691,220
Texas Instruments, Inc.	59,000	1,915,730
Software — 7.74%
Adobe Systems, Inc. (b)	54,518	1,903,769
Autodesk, Inc. (b)	50,370	1,940,252
Microsoft Corp.	68,164	1,854,743
Oracle Corp. (b)	144,200	1,974,098
Telecommunications — 5.95%
Cisco Systems, Inc. (b)	96,090	2,082,270
Motorola, Inc.	84,776	1,942,218
Qualcomm, Inc.	37,000	1,872,570
Total Common Stocks (cost: $82,704,349)		$97,317,430

2

Short-Term Investments — 2.89%
Dreyfus Cash Management Plus Fund (p)	96,513	$96,513
Goldman Sachs Financial Square Prime Obligations Fund (p)	663,987	663,987
Triparty Repurchase Agreement dated March 31, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $2,148,053	2,105,934	2,105,934
Total Short-Term Investments (cost: $2,866,434)		$2,866,434
Total Securities (cost: $85,570,783) — 101.11%		$100,183,864
Other Assets and Liabilities, Net — (1.11)%		$(1,096,520)
Net Assets — 100.00%		$99,087,344

The accompanying notes are an integral part of these statements of investments.

3

Atlas Value Fund                                                                                                                                                                                                                                                                                                                                                                                                                                       March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Common Stocks — 98.60%

	shares or	market value
	face amount	(note 1)
Advertising — 1.06%
Interpublic Group of Cos., Inc. (b)	140,400	$1,342,224
Aerospace & Defense — 4.82%
Lockheed Martin Corp.	47,700	3,583,701
Northrop Grumman Corp.	18,600	1,270,194
Raytheon Co.	27,600	1,265,184
Auto Parts & Equipment — 1.01%
Magna International, Inc. - Class A	16,900	1,279,161
Banks — 3.58%
Bank of America Corp.	42,668	1,943,101
Comerica, Inc.	22,300	1,292,731
KeyCorp	17,100	629,280
UnionBanCal Corp.	9,700	680,552
Chemicals — 2.31%
Mosaic Co. (The) (b)(o)	204,500	2,934,575
Commercial Services — 2.44%
Cendant Corp.	175,700	3,048,395
PHH Corp. (b)	1,770	47,259
Computers — 4.91%
Electronic Data Systems Corp.	232,500	6,237,975
Diversified Financial Services — 6.76%
Freddie Mac	66,800	4,074,800
JP Morgan Chase & Co.	108,200	4,505,448
Electric — 6.33%
Entergy Corp.	15,600	1,075,464
FirstEnergy Corp.	12,100	591,690
FPL Group, Inc.	95,400	3,829,356
Public Service Enterprise Group, Inc.	39,800	2,548,792
Environmental Control — 1.53%
Waste Management, Inc.	55,100	1,945,030
Food — 8.95%
Albertson’s, Inc.	24,700	634,049
Kraft Foods, Inc. - Class A	85,100	2,579,381
Safeway, Inc.	105,300	2,645,136
Sara Lee Corp.	121,300	2,168,844
Unilever PLC, Sponsored ADR	81,300	3,338,991

1

Forest Products & Paper — 2.12%
International Paper Co.	31,200	$1,078,584
Weyerhaeuser Co.	22,200	1,607,946
Health Care-Services — 2.71%
HCA, Inc.	51,300	2,349,027
Tenet Healthcare Corp. (b)	148,500	1,095,930
Home Builders — 5.74%
Centex Corp.	76,100	4,717,439
Pulte Homes, Inc.	67,000	2,574,140
Insurance — 14.63%
Allstate Corp. (The)	23,000	1,198,530
Assurant, Inc.	27,100	1,334,675
Conseco, Inc. (b)	49,500	1,228,590
Genworth Financial, Inc. - Class A	111,600	3,730,788
Hartford Financial Services Group (The), Inc.	15,600	1,256,580
Metlife, Inc.	83,400	4,034,058
Prudential Financial, Inc.	21,000	1,592,010
St. Paul Travelers Cos. (The), Inc.	100,700	4,208,253
Iron & Steel — 3.05%
Alcoa, Inc.	126,800	3,875,008
Lodging — 1.85%
Harrah’s Entertainment, Inc.	30,200	2,354,392
Mining — 1.23%
Alcan, Inc.	34,100	1,559,393
Miscellaneous-Manufacturing — 5.78%
Eastman Kodak Co.	23,200	659,808
Flowserve Corp. (b)	22,200	1,295,148
Tyco International Ltd.	200,600	5,392,128
Oil & Gas — 1.09%
Petro-Canada (o)	29,100	1,384,869
Pharmaceuticals — 1.97%
Merck & Co., Inc.	71,000	2,501,330
Real Estate Management & Development — 1.31%
St. Joe Co. (The)	26,500	1,665,260
Retail — 2.36%
Home Depot (The), Inc.	24,700	1,044,810
McDonald’s Corp.	19,900	683,764
Yum! Brands, Inc.	26,100	1,275,246
Savings & Loans — 1.26%
Washington Mutual, Inc.	37,600	1,602,512

2

Software — 6.82%
CA, Inc.	224,500	$6,108,645
Microsoft Corp.	93,600	2,546,856
Telecommunications — .54%
Alltel Corp.	10,500	679,875
Transportation — 2.44%
CSX Corp.	51,900	3,103,620
Total Common Stocks (cost: $115,214,397)		$125,230,527
Short-Term Investments — 2.78%
Dreyfus Cash Management Plus Fund (p)	93,721	93,721
Goldman Sachs Financial Square Prime Obligations Fund (p)	644,779	644,779
Triparty Repurchase Agreement dated March 31, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $2,842,884	2,787,141	2,787,141
Total Short-Term Investments (cost: $3,525,641)		$3,525,641
Total Securities (cost: $118,740,038) — 101.38%		$128,756,168
Other Assets and Liabilities, Net — (1.38)%		$(1,755,277)
Net Assets — 100.00%		$127,000,891

The accompanying notes are an integral part of these statements of investments.

3

Atlas American Enterprise Bond Fund                                                                                                    March  31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 8.47%

		market value
	face amount	(note 1)
Automobile — 2.45%
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	$310,000	$309,207
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-C, Cl. A2, 4.24% due 03/15/08	271,828	270,708
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	503,780	502,148
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	125,839	125,443
Commercial MBS — 2.26%
Consumer Credit Reference Index Securities Program,
Credit Card Asset-Backed Certificates,
Series 2002-2A, Cl. FX, 10.421% due 03/22/07 (a)	250,000	255,678
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 4.98% due 02/25/36 (c)	348,983	349,041
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	80,000	79,338
Series 2005-17, Cl. 1AF1, 5.02% due 05/25/36 (c)	153,690	153,788
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	50,000	49,572
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.577% due 04/29/39 (a)(c)	109,353	109,495
MBNA Credit Card Master Note Trust,
Series 2002-C1, Cl. C1, 6.80% due 07/15/14	109,000	115,467
Construction & Farm Machinery — .26%
Option One Mortgage Loan Trust 2006-1 2A1, 4.888% due 01/25/36 (c)	127,407	127,407
Home Equity — 2.74%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.998% due 11/25/35 (c)	110,000	109,999
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 5.09% due 10/25/35 (c)	230,000	230,031
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	197,434	196,230
Equity One ABS, Inc., Home Equity Mtg. Obligations,
Series 2004-3, Cl. AF2, 3.80% due 07/25/34	260,176	259,118
First Franklin Mtg. Loan Asset-Backed Certificates,
Home Equity Receivables,
Series 2005-FF10, Cl. A3, 5.03% due 11/25/35 (c)	330,000	329,997

1

Household Home Equity Loan Trust,
Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.028% due 01/20/35 (c)	$146,930	$146,971
Popular Asset-Backed Securities,
Home Equity Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68% due 01/25/36	80,000	79,479
Student Loan ABS — .76%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	220,177	219,644
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	155,264	154,616
Total Asset-Backed Securities (cost: $4,191,612)		$4,173,377

Mortgage-Backed Obligations — 58.38%

		market value
	face amount	(note 1)
Government-Sponsored Enterprises — 58.38%
Fannie Mae,
4.20% due 03/24/08	$925,000	$908,492
4.50% due 06/01/18	274,826	263,315
4.50% due 02/01/19	599,140	574,043
5.00% due 02/01/18	170,308	166,375
5.00% due 11/01/33	141,400	134,995
5.00% due 04/01/36 (n)	1,144,000	1,087,515
5.50% due 04/01/21 (n)	411,000	408,431
5.50% due 04/01/33	978,176	956,723
5.50% due 05/01/33	752,846	736,336
5.50% due 07/01/33	409,168	400,195
5.50% due 09/01/33	1,079,878	1,056,196
5.50% due 04/01/36 (n)	2,534,000	2,473,027
5.50% due 05/01/36 (n)	118,000	115,050
6.00% due 05/15/11 (k)	450,000	466,525
6.00% due 11/01/18	241,862	245,246
6.00% due 04/01/22	222,728	223,262
6.00% due 09/01/24	556,387	559,407
6.00% due 02/01/29	237,679	238,263
6.00% due 11/01/32	87,069	87,185
6.50% due 11/01/32	78,453	80,260
6.50% due 05/01/36 (n)	1,811,000	1,844,956
7.00% due 01/01/35	403,730	415,793
7.00% due 01/01/36	636,931	655,959
7.00% due 04/01/36 (n)	1,886,000	1,941,992
7.50% due 01/01/33	438,052	458,217

2

Fannie Mae Pool# 830902,
7.00% due 07/01/35	$336,708	$346,768
Fannie Mae, Collateralized Mortgage Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2005-104, Cl. MC 5.50% due 12/25/25 (k)	630,000	608,514
FGLMC Pool # C00835,
6.50% due 07/01/29	243,208	249,121
FHLMC Gold Pool #G01937,
6.50% due 09/01/31	186,021	190,534
Freddie Mac,
4.00% due 09/22/09	1,500,000	1,445,970
4.125% due 09/01/09	750,000	723,809
4.50% due 05/01/19	390,725	373,487
5.00% due 08/01/18	313,240	305,989
5.00% due 10/01/18	354,207	345,928
5.00% due 04/01/36 (n)	4,092,000	3,892,515
5.50% due 02/01/17	233,008	231,734
5.50% due 09/01/17	453,898	451,266
5.50% due 11/01/17	195,504	194,389
5.50% due 10/01/34	834,349	815,870
6.00% due 10/01/17	1,133,932	1,147,783
6.00% due 02/01/23	468,462	471,360
6.00% due 10/01/29	378,141	379,419
6.50% due 02/01/33	90,620	92,572
Total Mortgage-Backed Obligations (cost: $29,194,766)		$28,764,786

		market value
	face amount	(note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) — 3.07%
Tennessee Valley Authority, Bonds, Series A, 6.79% due 05/23/12	$1,400,000	$1,514,288
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,550,538)		$1,514,288

		market value
	face amount	(note 1)
Collateralized Mortgage Obligations — 17.23%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	$265,000	$257,670
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	267,999	265,222
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	50,000	50,000

3

Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Cl. A4, 5.40% due 07/15/44 (c)	$270,000	$264,667
Countrywide Alternative Loan Trust, Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	402,351	407,129
Fannie Mae,
Series 2004-38, Cl. FT, 5.248% due 10/25/33 (c)	508,091	509,079
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	130,000	124,189
Series 2005-31, Cl. PB, 5.50% due 04/25/35	75,000	71,320
Series 2006-24, Cl. DB, 5.50% due 04/25/26	400,000	384,000
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 3.082% due 11/25/31 (c)(g)	289,956	25,357
Series 2002-12, Cl. SB, 2.932% due 07/25/31 (c)(g)	1,320,728	112,027
Series 2002-5, Cl. SD, 3.282% due 02/25/32 (c)(g)	1,122,058	91,283
Series 2002-75, Cl. SA, 3.182% due 11/25/32 (c)(g)	955,652	86,930
Series 2002-84, Cl. SA, 3.182% due 12/25/32 (c)(g)	943,615	86,885
Series 2002-96, Cl. SK, 3.182% due 04/25/32 (c)(g)	956,672	86,988
Series 2003-118, Cl. S, 3.282% due 12/25/33 (c)(g)	501,020	58,489
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	482,642	73,112
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	500,011	121,395
Series 313, Cl. 2, 6.50% due 06/01/31 (g)	1,113,618	278,475
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	366,909	93,075
Series 331, C1.10, 6.50% due 02/01/33 (g)	451,670	95,777
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	1,862,275	459,262
Series 338, Cl. 2, 5.50% due 06/01/33 (g)	225,281	55,367
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	382,083	92,937
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 333, Cl. 1, Zero Coupon due 04/01/33	709,438	518,682
Freddie Mac,
Series 1674, Cl. Z, 6.75% due 02/15/24	383,256	394,840
Series 2173, Cl. Z, 6.50% due 07/15/29	218,461	223,134
Series 2326, Cl. ZP, 6.50% due 06/15/31	91,922	93,539
Series 2423, C1. MC, 7.00% due 03/15/32	144,696	148,632
Series 2921, Cl. NG, 5.00% due 01/15/35	647,000	591,929
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	137,339
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	150,000	148,377
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	200,000	194,917
Series 2006-CB14, Cl. A4, 5.481% due 12/12/44	200,000	198,250
Series 2006-LDP6, Cl. A4, 5.475% due 04/15/43	250,000	247,297
JP Morgan Mtg. Trust,
Series 2005-S2, Cl. 3A1, 6.741% due 02/25/32 (c)	768,728	770,577

4

Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	$160,000	$156,992
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	141,234	141,013
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	160,000	156,414
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 5.068% due 07/25/45 (c)	215,175	215,175
Total Collateralized Mortgage Obligations (cost: $8,432,689)		$8,487,742

		market value
	face amount	(note 1)
U.S. Government Obligations — .62%
U.S. Treasury Bonds,
5.375% due 02/15/31	$45,000	$47,369
U.S. Treasury Notes,
4.25% due 01/15/11	131,000	127,751
4.50% due 02/28/11	80,000	78,834
4.625% due 02/29/08	50,000	49,799
Total U.S. Government Obligations (cost: $307,455)		$303,753

Foreign Government Obligations — .39%

		market value
	face amount	(note 1)
Great Britain — .39%
HBOS PLC,
6.413% Bonds due 09/29/49 (a)(c)	$200,000	$190,379
Total Foreign Government Obligations (cost: $202,425)		$190,379

Corporate Bonds and Notes — 30.84%

		market value
	face amount	(note 1)
Agriculture — .25%
Archer-Daniels-Midland Co.,
5.375% Nts. due 09/15/35	$135,000	$123,053
Apparel — .97%
Gap (The), Inc.,
6.90% Unsec. Nts. due 09/15/07	470,000	477,281

5

Auto Manufacturers — .49%
Daimler Chrysler North America Holdings Corp.,
8.00% Nts. due 06/15/10	$225,000	$242,042
Banks — 1.64%
Barclays Bank PLC,
6.278% Nts., Series 1 due 12/15/34 (c)	210,000	201,552
JP Morgan Chase & Co.,
5.15% Nts. due 10/01/15	240,000	229,663
Popular North America, Inc.,
5.20% Nts. due 12/12/07	260,000	258,516
Wachovia Bank NA,
5.60% Nts. due 03/15/16	120,000	118,826
Diversified Commercial Services — .35%
Belo Corp.,
8.00% Sr. Unsub. Nts. due 11/01/08	165,000	172,627
Diversified Financial Services — 7.32%
CIT Group, Inc.,
7.75% Sr. Unsec. Nts. due 04/02/12	205,000	225,960
Citigroup, Inc.,
6.625% Global Sub. Nts. due 06/15/32	105,000	112,439
Countrywide Financial Corp.,
4.50% Nts. due 06/15/10	270,000	258,641
Credit Suisse USA Inc.,
5.25% Sr. Unsec. Nts. due 03/02/11	235,000	232,320
Ford Motor Credit Co.,
5.80% Sr. Nts. due 01/12/09	180,000	164,386
6.625% Nts. due 06/16/08	327,000	309,502
General Motors Acceptance Corp.,
6.15% Nts. due 04/05/07	410,000	402,686
8.00% Bonds due 11/01/31	195,000	184,295
Goldman Sachs Capital I,
6.345% Nts. due 02/15/34	180,000	178,499
HSBC Finance Cap Trust IX,
5.911% Nts. due 11/30/35 (c)	200,000	196,227
Istar Financial Inc.,
5.15% Sr. Unsec. Nts. due 03/01/12	245,000	235,119
Merrill Lynch & Co., Inc.,
5.00% Medium-Term Nts., Series C due 02/03/14	125,000	119,878
Morgan Stanley,
6.60% Nts. due 04/01/12	215,000	225,576
NiSource Finance Corp.,
7.875% Sr. Unsec. Nts. due 11/15/10	175,000	189,824
Prudential Holdings LLC,
8.695% Insured Nts. due 12/18/23 (a)	220,000	267,736

6

Reed Elsevier Capital,
4.625% Nts. due 06/15/12	$100,000	$93,519
Societe Generale Real Estate LLC,
7.64% Bonds due 12/29/49 (a)(c)	10,000	10,285
Sprint Capital Corp.,
8.75% Unsec. Nts. due 03/15/32	160,000	200,041
Electric — 1.91%
Centerpoint Energy, Inc.,
7.25% Sr. Nts., Series B due 09/01/10	235,000	247,914
Constellation Energy Group,
7.60% Nts. due 04/01/32	195,000	223,032
Dominion Resources, Inc.,
8.125% Sr. Nts., Series A due 06/15/10	230,000	249,752
Midamerican Energy Holdings Co.,
5.875% Sr. Nts. due 10/01/12	220,000	222,038
Electric Utilities — 1.38%
FirstEnergy Corp.,
5.50% Nts., Series A due 11/15/06	105,000	105,027
7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	135,000	149,954
PSEG Funding Trust,
5.381% Nts. due 11/16/07	260,000	259,132
TXU Energy Co.,
6.125% Sr. Nts. due 03/15/08	165,000	166,339
Environmental Control — .27%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B due 04/01/08	125,000	131,250
Food — 2.12%
Albertson’s, Inc.,
8.00% Sr. Nts. due 05/01/31	195,000	181,518
Delhaize America, Inc.,
9.00% Nts. due 04/15/31	170,000	196,636
General Mills, Inc.,
3.875% Nts. due 11/30/07	200,000	195,176
Kroger Co. (The),
5.50% Unsub. Nts. due 02/01/13	190,000	184,847
6.80% Sr. Nts. due 04/01/11	50,000	52,095
Safeway, Inc.,
6.50% Sr. Unsec. Nts. due 03/01/11	225,000	231,746
Health Care-Services — .26%
HCA, Inc.,
7.125% Nts. due 06/01/06	130,000	130,318
Home Builders — 1.33%
Beazer Homes USA, Inc.,
6.875% Sr. Nts. due 07/15/15	130,000	123,500

7

DR Horton, Inc.,
5.375% Sr. Nts. due 06/15/12	$150,000	$142,546
6.125% Sr. Nts. due 01/15/14	115,000	112,440
K Hovnanian Enterprises, Inc.,
6.50% Gtd. Sr. Nts. due 01/15/14	135,000	126,589
KB Home,
5.75% Nts. due 02/01/14	165,000	150,842
Insurance — 1.37%
Marsh & McLennan Cos., Inc.,
5.875% Sr. Nts. due 08/01/33	165,000	149,546
Metlife, Inc.,
5.70% Sr. Nts. due 06/15/35	135,000	127,207
Nationwide Financial Services,
6.25% Sr. Nts. due 11/15/11	125,000	128,583
Prudential Insurance Co. of America,
8.30% Nts. due 07/01/25 (a)	220,000	270,836
Lodging — 1.22%
Harrahs Operating Co., Inc.,
5.625% Bonds due 06/01/15	135,000	129,353
Hilton Hotels Corp.,
8.25% Nts. due 02/15/11	155,000	167,751
Hyatt Equities LLC,
6.875% Nts. due 06/15/07 (a)	90,000	91,246
MGM Mirage Inc.,
6.00% Nts. due 10/01/09	195,000	192,075
Park Place Entertainment Corp.,
9.375% Sr. Sub. Nts. due 02/15/07	18,000	18,562
Media — 2.68%
British Sky Broadcasting Group PLC,
8.20% Nts. due 07/15/09	225,000	241,877
Clear Channel Communications, Inc.,
6.25% Sr. Unsec. Nts. due 03/15/11	120,000	119,062
8.00% Sr. Nts. due 11/01/08	115,000	120,720
Comcast Cable Communication Holdings,
8.375% Unsec. Nts. due 03/15/13	220,000	247,423
COX Communications, Inc.,
4.625% Nts. due 01/15/10	270,000	258,823
Liberty Media Corp.,
5.70% Sr. Nts. due 05/15/13	135,000	125,538
Univision Communications, Inc.,
3.50% Nts. due 10/15/07	215,000	208,081
Miscellaneous-Manufacturing — .53%
Tyco International Group SA,
6.125% Nts. due 11/01/08	225,000	228,050
6.125% Nts. due 01/15/09	30,000	30,381

8

Oil & Gas — 1.19%
Pemex Project Funding Master Trust,
5.75% Nts. due 12/15/15	$215,000	$205,862
5.75% Nts. due 12/15/15 (a)	140,000	134,050
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts. due 06/15/10 (a)	250,278	245,578
Pipelines — .30%
Kinder Morgan, Inc.,
6.50% Sr. Nts. due 09/01/12	145,000	150,010
Real Estate Investment Trusts — 1.56%
EOP Operating LP,
8.10% Nts. due 08/01/10	220,000	238,923
Liberty Property LP,
5.65% Sr. Nts. due 08/15/14	130,000	127,711
Simon Property Group LP,
5.375% Unsub. Nts. due 06/01/11 (a)	145,000	142,873
Vornado Realty LP,
5.625% Nts. due 06/15/07	260,000	260,318
Restaurants — .53%
Tricon Global Restaurants, Inc.,
8.50% Sr. Unsec. Nts. due 04/15/06	260,000	260,230
Retail — .95%
Federated Department Stores, Inc.,
6.625% Sr. Nts. due 09/01/08	170,000	174,652
JC Penney Corp., Inc.,
7.40% Nts. due 04/01/37	185,000	199,468
May Department Stores Co.,
7.90% Nts. due 10/15/07	90,000	92,671
Telecommunications — 2.22%
British Telecommunications PLC,
8.875% Multi-Cpn. Bonds due 12/15/30	115,000	147,117
France Telecom SA,
8.50% Multi-Cpn. Nts. due 03/01/31	40,000	49,964
New Cingular Wireless Services, Inc.,
8.125% Nts. due 05/01/12	180,000	202,110
SBC Communications, Inc.,
5.30% Nts. due 11/15/10	195,000	192,437
Telus Corp.,
8.00% Nts. due 06/01/11	30,000	33,089
Time Warner Entertainment,
8.375% Sr. Nts. due 07/15/33	195,000	224,447

9

Verizon Global Funding Corp.,
5.85% Nts. due 09/15/35	$130,000	$116,603
7.25% Multi-Cpn. Nts. due 12/01/10	120,000	127,419
Total Corporate Bonds and Notes (cost: $15,660,905)		$15,193,830

Short-Term Investments — 4.16%
Fannie Mae, Disc. Nts., Zero Coupon due 04/03/06	450,000	449,884
Federal Home Loan Bank, Disc. Nts., Zero Coupon due 04/03/06	1,600,000	1,599,591
Total Short-Term Investments (cost: $2,049,475)		$2,049,475
Total Securities (cost: $61,589,865) — 123.16%		$60,677,630
Other Assets and Liabilities, Net — (23.16)%		$(11,411,025)
Net Assets — 100.00%		$49,266,605

The accompanying notes are an integral part of these statements of investments.

10

Atlas California Municipal Bond Fund                                                                                                     March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes — 87.43%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$887,920
Alameda Corridor Transportation Authority Revenue,
AMBAC Insured, Zero Coupon due 10/01/21	3,000,000	2,298,840
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project,
Series 2A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,088,680
Anaheim Union High School District,
Series A, FSA Insured, 5.375% due 08/01/20	1,000,000	1,091,210
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,068,090
Schools of Sacred Heart, Series A, 6.45% due 06/01/30	2,600,000	2,768,220
Bay Area Toll Authority, Toll Bridge Revenue,
Series D, 5.00% due 04/01/16	1,000,000	1,051,300
Bay Area Transit Financing Authority,
MBIA Insured, 5.00% due 07/01/34	3,000,000	3,126,120
Belmont-Redwood Shores, School District,
FSA Insured, 5.25% due 09/01/21	1,040,000	1,120,818
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,117,320
5.50% due 05/01/18	990,000	1,112,948
5.50% due 05/01/20	765,000	867,273
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B,
MBIA Insured, 5.25% due 07/01/19	1,000,000	1,076,250
Capistrano, Unified School District, School Facilities Improvement District No. 1,
Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,315,152
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities,
Series A, AMBAC Insured, 5.00% due 10/01/22	3,250,000	3,334,727
Chaffey Community College District,
FSA Insured, 5.25% due 07/01/17	1,530,000	1,669,750
FSA Insured, 5.25% due 07/01/17	75,000	80,796
Chaffey High School District,
Series C, FSA Insured, 5.375% due 05/01/23	2,955,000	3,176,389
Chula Vista, Industrial Development Revenue,
San Diego Gas, Series D, AMT, 5.00% due 12/01/27	1,500,000	1,535,895
Del Mar, Race Track Authority,
5.00% due 08/15/25	2,000,000	2,043,440
Department of Water Resources, Power Supply Revenue,
Series A, 5.375% due 05/01/22	5,745,000	6,301,805

1

East Bay Municipal Utility District, Water System Revenue,
MBIA Insured, 5.00% due 06/01/26	$3,000,000	$3,096,420
El Monte, City School District, Election of 1999,
Series C, FGIC Insured, 5.25% due 05/01/29	3,980,000	4,353,085
Elk Grove Finance Authority, Special Tax Revenue,
AMBAC Insured, 4.125% due 09/01/20	1,000,000	966,690
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District No. 1,
AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,895,865
Foothill/Eastern Corridor Agency, Toll Road Revenue,
MBIA Insured, 0%/5.80% due 01/15/20 (d)	3,000,000	2,796,360
MBIA Insured, 0%/5.85% due 01/15/23 (d)	3,000,000	2,783,640
5.75% due 01/15/40	7,345,000	7,547,208
Fresno, Unified School District,
Series B, MBIA Insured, 5.00% due 02/01/17	1,000,000	1,073,330
Jurupa, Unified School District,
FGIC Insured, 5.50% due 08/01/15	1,125,000	1,222,897
Kern High School District Refunding,
Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,367,436
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area No. 1,
AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,040,790
Lodi, Unified School District,
MBIA Insured, 5.00% due 08/01/19	2,990,000	3,147,693
MBIA Insured, 5.00% due 08/01/22	4,195,000	4,376,140
Long Beach, Bond Finance Authority Revenue, Housing and Gas Utilities Redevelopment,
Series A-1, AMBAC Insured, 5.00% due 08/01/30 (k)	4,000,000	4,138,480
Long Beach, Harbor Revenue,
Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,179,670
Long Beach, Unified School District, Election 1999,
Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,341,378
Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue,
Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	1,385,000	1,446,286
Los Angeles, COP, Sonnenblick Del Rio,
AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,204,940
Los Angeles, Department of Airports, Airport Revenue, Los Angeles International Airport, Series B, MBIA Insured, 5.00% due 05/15/08	1,000,000	1,030,490
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,656,780
Series A-1, FSA Insured, 5.00% due 07/01/35	2,500,000	2,608,950
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,592,850

2

Series C, MBIA Insured, 5.25% due 07/01/18	$2,350,000	$2,524,628
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,683,975
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	125,000	152,786
Los Angeles, Unified School District,
Series A, MBIA Insured, 5.375% due 07/01/18	2,000,000	2,197,860
Tax and Revenue Anticipation Nts., Series A, 5.375% due 10/18/06	5,000,000	5,035,581
Los Banos, Unified School District, Election of 1995,
FGIC Insured, 5.00% due 08/01/25	1,005,000	1,042,959
Manhattan Beach, Unified School District,
Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,707,208
Marina, Election of 2002,
AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,099,610
Metropolitan Water District of Southern California Waterworks Revenue,
Series A, 5.00% due 03/01/13	2,000,000	2,150,120
Series B-3, MBIA Insured, 5.00% due 10/01/29	2,500,000	2,605,425
Series B-4, MBIA Insured, 4.50% due 10/01/31 (k)	2,000,000	1,958,400
Modesto High School District, Stanislaus County, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,530,800
Modesto Irrigation District, COP, Refunding and Capital Improvement,
Series B, 5.30% due 07/01/22	2,680,000	2,681,501
Mt. Diablo, Unified School District,
FSA Insured, 5.00% due 08/01/24	1,000,000	1,039,030
Napa Valley, Community College District, Election of 2002,
Series B, MBIA Insured, 5.00% due 08/01/23	1,500,000	1,576,395
Natomas, Unified School District, 1999 Refunding,
MBIA Insured, 5.95% due 09/01/21	1,000,000	1,161,600
North Orange County, Community College District, Election of 2002,
Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,077,350
Northern California Power Agency Public Power Revenue Refunding,
Hydroelectric Project No. 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	66,610
Oakland State Building Authority Lease Revenue,
Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	2,330,000	2,403,162
Oakland, Unified School District, Alameda County,
FGIC Insured, 5.25% due 08/01/20	3,000,000	3,222,030
Pacifica, COP, Street Improvement Project,
AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,201,301
Palo Alto, Unified School District,
Series B, 5.375% due 08/01/18	1,250,000	1,282,737
Pasadena, Electric Revenue,
MBIA Insured, 5.00% due 06/01/19	4,625,000	4,866,702

3

Pomona, Unified School District,
Series C, FGIC Insured, 6.00% due 08/01/25	$500,000	$536,385
Port of Oakland, Airport and Marina Revenue,
Series M, FGIC Insured, 5.25% due 11/01/18	3,505,000	3,772,011
Puerto Rico Commonwealth, Public Improvement,
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,312,865
Series A, 5.00% due 07/01/30	1,200,000	1,254,900
Series A, MBIA Insured, 5.50% due 07/01/13	1,000,000	1,097,490
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,104,460
Series C, 6.00% due 07/01/13	2,000,000	2,079,860
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	808,377
5.00% due 07/01/27	1,000,000	1,039,390
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,158,280
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,109,240
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,094,820
Puerto Rico, Highway and Transportation Authority, Transportation Revenue,
Series A, 5.00% due 07/01/38	3,500,000	3,517,010
Puerto Rico, Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,073,000
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,569,379
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	962,855
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,251,252
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,826,244
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,247,410
Riverside, Community College District,
Prerefunded, Series A, MBIA Insured, 5.50% due 08/01/29	1,980,000	2,202,988
Unrefunded, Series A, MBIA Insured, 5.50% due 08/01/29	20,000	21,835
Rowland, Unified School District, Election of 2000,
Series B, FSA Insured, 5.25% due 08/01/23	2,115,000	2,260,258
Sacramento, Municipal Utility District,
Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,695,873
Sacramento, Sanitation District Financing Authority Revenue,
AMBAC Insured, 5.00% due 12/01/27	1,250,000	1,283,675
Sacramento, Unified School District,
Election of 2002, MBIA Insured, 5.00% due 07/01/30	5,000,000	5,217,900
Tax and Revenue Anticipation Nts., 4.50% due 12/01/06	5,000,000	5,043,084
Salinas, Unified High School District,
Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,043,382
San Bernardino County, COP, Medical Center Financing Project,
MBIA Insured, 5.00% due 08/01/28	3,500,000	3,586,030

4

San Diego, COP,
Edgemoor Project and Regulation System, AMBAC Insured, 5.00% due 02/01/29	$1,530,000	$1,585,157
University of San Diego, 5.25% due 10/01/28	1,000,000	1,034,710
San Diego, Public Safety Communication Project,
6.50% due 07/15/09	1,525,000	1,644,606
San Diego, Unified School District, Election of 1998,
Series D, FGIC Insured, 5.25% due 07/01/19	2,000,000	2,164,060
Series D, FGIC Insured, 5.25% due 07/01/25	3,670,000	3,971,050
San Francisco City and County Airport Commission, International Airport Revenue,
Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	3,000,000	3,093,900
San Francisco City and County, COP, San Bruno Jail No.3,
AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,197,800
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,029,070
7.50% due 01/01/09	1,000,000	1,086,250
San Jose Library, Parks and Public Safety Projects,
5.00% due 09/01/21	3,830,000	3,997,677
San Jose, Unified School District, Santa Clara County,
Series A, FSA Insured, 5.00% due 08/01/21	1,745,000	1,821,082
Series A, FSA Insured, 5.00% due 08/01/22	3,700,000	3,859,766
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects,
Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,219,088
San Ramon Valley, Unified School District, Election of 2002,
FSA Insured, 5.25% due 08/01/20	1,000,000	1,073,420
Sanger, Unified School District,
MBIA Insured, 5.60% due 08/01/23	2,530,000	2,915,370
Santa Ana, Unified School District,
MBIA Insured, 5.375% due 08/01/19	1,065,000	1,150,733
Santa Barbara, COP, Retirement Services, Revenue,
5.75% due 08/01/20	2,000,000	2,054,220
Santa Clara Valley Transportation Authority, Sales Tax Revenue,
MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,126,680
Santa Clara, Unified School District, Election of 1997,
MBIA Insured, 5.00% due 07/01/21	1,795,000	1,872,939
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A,
Series B, MBIA Insured, 7.25% due 08/01/07	500,000	524,130
Series B, MBIA Insured, 7.25% due 08/01/13	2,000,000	2,421,040

5

South Whittier, Elementary School District, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/13	$500,000	$370,570
Series A, FGIC Insured, Zero Coupon due 08/01/14	250,000	176,350
Southwestern Community College,
MBIA Insured, 5.00% due 08/01/25	1,220,000	1,292,688
State Department of Veteran Affairs, Home Purchase Revenue,
Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,129,980
State Department of Water Resources, Power Supply Revenue, Central Valley Project,
Series AC, MBIA Insured, 5.00% due 12/01/27	1,000,000	1,041,320
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,071,900
State Economic Recovery,
Series A, 5.00% due 07/01/16	5,000,000	5,276,750
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	2,095,200
Dominican University, 5.75% due 12/01/30	1,000,000	1,030,000
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	725,991
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,242,860
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,123,820
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,050,150
Scripps College, 5.00% due 08/01/31	500,000	508,860
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,097,320
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,802,233
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,786,441
State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	3,022,560
Cedars-Sinai Medical Center, 5.00% due 11/15/34	2,500,000	2,532,275
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	521,900
Stanford Health Care, Series A, 5.00% due 11/15/23	2,000,000	2,053,440
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,030,420
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,363,317
Series K, MBIA Insured, 6.15% due 08/01/16	590,000	604,443
State Infrastructure & Economic Development Bank, Salvation Army West,
Nts., 3.40% due 11/13/06	1,000,000	1,000,000
State Infrastructure and Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,204,600
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,068,400

6

Kaiser Hospital, Assistance I-Limited Liability Co., Series A, 5.55% due 08/01/31	$3,500,000	$3,681,615
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,578,275
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.55% due 02/01/26	2,000,000	2,112,600
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
AMT, 4.10% due 09/01/14	1,000,000	995,470
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,079,600
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.,
Series B, AMT, 5.00% due 07/01/27	3,000,000	3,017,730
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,012,710
State Public Works Board,
Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,081,680
Lease Revenue, Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,067,940
Lease Revenue, Department of General Services, Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,543,088
Lease Revenue, Department of General Services, Capital East End, Series A, 5.25% due 12/01/19	5,000,000	5,347,700
Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,830,322
Lease Revenue, University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,483,561
Lease Revenue, Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,530,873
State Rural Home Mortgage Finance Authority, Single-Family Revenue Refunding,
Series C, FNMA Insured, AMT, 7.50% due 08/01/27	25,000	25,234
State, General Obligation,
Prerefunded, 5.50% due 06/01/20	580,000	619,707
Prerefunded, 5.25% due 10/01/23	995,000	1,057,974
Prerefunded, 5.50% due 06/01/25	335,000	357,934
Revenue Anticipation Nts., 4.50% due 06/30/06	5,000,000	5,018,136
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,003,280
Unrefunded, 5.50% due 06/01/20	2,185,000	2,332,494
Unrefunded, 5.25% due 10/01/23	215,000	224,662
Unrefunded, 5.50% due 06/01/25	1,255,000	1,339,692
5.00% due 02/01/12	1,650,000	1,742,466
5.00% due 02/01/17	500,000	522,715
5.00% due 07/01/17	5,000,000	5,292,600
5.00% due 05/01/19	5,000,000	5,241,550
5.625% due 05/01/19	185,000	199,896
5.625% due 05/01/19	215,000	229,695
5.50% due 09/01/24	1,000,000	1,067,730

7

5.25% due 02/01/28	$6,000,000	$6,259,500
5.00% due 02/01/32	2,500,000	2,561,025
5.50% due 11/01/33	4,600,000	4,992,840
5.25% due 04/01/34	2,000,000	2,102,580
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,106,740
Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,049,920
Daughters of Charity Health, Series A, 5.25% due 07/01/35	3,000,000	3,070,380
Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,053,160
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,931,220
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,081,200
Sutter Health, Series A, 5.00% due 11/15/43	5,000,000	5,052,650
The Salk Institute Biological, MBIA Insured, 5.25% due 07/01/20	1,540,000	1,660,336
Thomas Jefferson School of Law, 4.875% due 10/01/31	2,000,000	1,964,760
Thomas Jefferson School of Law, 4.875% due 10/01/35	500,000	493,070
5.00% due 03/01/35	3,000,000	3,027,810
Statewide Communities Development Authority, COP,
6.00% due 08/01/28	1,900,000	1,970,813
Statewide Communities Development Authority, Multi-Family Revenue, Residential-B,
5.20% due 12/01/29	2,500,000	2,580,225
Torrance, COP,
AMBAC Insured, 5.25% due 06/01/34	3,690,000	3,899,371
Refinancing and Public Improvement Project, Series A, AMBAC Insured, 5.00% due 06/01/34	1,310,000	1,348,855
Turlock Irrigation District Revenue Refunding,
Series A, MBIA Insured, 6.00% due 01/01/10	500,000	541,710
University of California Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,085,940
UCLA Medical Center, AMBAC Insured, 5.25% due 05/15/30	1,250,000	1,318,988
University of California, Multi-Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,711,238
University of Puerto Rico University System Revenue Bonds, COP,
Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,015,190
Upland, COP,
San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,745,467
Upland, Unified School District, Capital Appropriation, Election of 2000,
FSA Insured, 5.125% due 08/01/25	1,000,000	1,054,830
Val Verde, Unified School District, COP,
FGIC Insured, 5.25% due 01/01/25	1,000,000	1,096,100
Vallejo Unified School District,
Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,150,260

8

Ventura, Unified School District Refunding,
FSA Insured, 5.25% due 08/01/25	$3,765,000	$4,100,612
West Contra Costa Healthcare District, COP,
AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,248,700
Westside Unified School District Refunding,
Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	346,446
Total Fixed Rate Bonds and Notes (cost: $427,378,421)		$441,765,745

		market value
	face amount	(note 1)
Variable Rate Demand Notes * — 11.36%
Adelanto, Public Utilities Authority Revenue,
Utilities Systems Project, Series A, AMBAC Insured, 3.14% due 11/01/34	$7,050,000	$7,050,000
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Series C, American Baptist Homes, 3.16% due 10/01/27	995,000	995,000
Series D, 3.16% due 10/01/27	2,000,000	2,000,000
Bay Area Toll Authority, Toll Bridge Revenue,
AMBAC Insured, 3.05% due 04/01/36	5,000,000	5,000,000
Orange County, Airport Development Revenue,
Capistrano Pointe, Series A, 3.14% due 12/01/29	2,100,000	2,100,000
Pittsburg, Redevelopement Agency,
Los Medanos Community, AMBAC Insured, 3.14% due 09/01/35	4,800,000	4,800,000
Pollution Control Financing Authority, Pacific Control Revenue,
Pacific Gas & Electric Corp., 3.15% due 11/01/26	1,100,000	1,100,000
Pacific Gas & Electric Corp., 3.15% due 11/01/26	7,200,000	7,200,000
Riverside County Housing Authority, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 3.16% due 08/01/25	1,045,000	1,045,000
San Francisco City & County,
MBIA Insured, 3.08% due 06/15/30	2,740,000	2,740,000
San Francisco City and County Redevelopment Agency,
FHLMC Insured, 2.96% due 12/01/17	1,000,000	1,000,000
Southern California Public Power Authority, Transmission Project Revenue Refunding, Southern Transmission,
Series A, FSA Insured, 3.13% due 07/01/23	1,800,000	1,800,000
State Economic Recovery,
Series C-8, 3.07% due 07/01/23	7,200,000	7,200,000

9

State Infrastructure and Economic Development Bank, Revenue Refunding,
Oakland Unified School District, Series C, FGIC Insured, 3.36% due 08/15/23	$3,000,000	$3,000,000
State, General Obligation, Kindergarten University,
Series A-1, 3.15% due 05/01/34	7,400,000	7,400,000
Series B-1, 3.08% due 05/01/34	2,950,000	2,950,000
Total Variable Rate Demand Notes * (cost: $57,380,000)		$57,380,000
Total Securities (cost: $484,758,421) — 98.79%		$499,145,745
Other Assets and Liabilities, Net — 1.21%		$6,127,250
Net Assets — 100.00%		$505,272,995

The accompanying notes are an integral part of these financial statements.

10

Atlas Independence Eagle Bond Fund                                                                                                       March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

	shares	percent of net assets	market value
Investment in Atlas Fund — 94.66%
Strategic Income Fund	395,477	44.83%	$1,783,601
American Enterprise Bond Fund	186,441	44.80	1,782,380
Money Market Fund	200,220	5.03	200,220
Total Investment in Atlas Funds (cost: $3,792,869)			$3,766,201
Total Securities (cost: $3,792,869) — 94.66%			$3,766,201
Other Assets and Liabilities, Net — 5.34%			$212,313
Net Assets — 100.00%			$3,978,514

The accompanying notes are an integral part of these financial statements.

1

Atlas National Municipal Bond Fund                                                                                                                                                                                                                                                                                                                       March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Fixed Rate Bonds and Notes — 92.39%

		market value
	face amount	(note 1)
Alabama — 1.88%
Jefferson County, Limited Obligation Reserve Bond Warrants,
Series A, 5.00% due 01/01/24	$1,000,000	$1,027,070
State Docks Department, Docks Facilities Revenue,
MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,029,750
Tallassee, Industrial Development Board Revenue Refunding,
Dow United Technologies Corp.,
Series B, 6.10% due 08/01/14	1,000,000	1,027,760
Alaska — 1.33%
Anchorage, Electric Utility Revenue Refunding,
Senior Lien,
MBIA Insured, 8.00% due 12/01/10	985,000	1,155,799
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,023,380
Arizona — 4.20%
Maricopa County, Unified School District No. 69, Paradise Valley Refunding,
MBIA Insured, 6.35% due 07/01/10	600,000	660,966
Phoenix, Civic Improvement Corp., Water System Revenue,
FGIC Insured, 5.25% due 07/01/18	1,000,000	1,099,680
Pinal County, Unified School District # 43, Apache JCT,
Series A, FGIC Insured, 6.80% due 07/01/09	425,000	464,635
Salt River Project, Agricultural Improvement and Power District,
Series A, 5.00% due 01/01/22	1,150,000	1,201,738
Tucson, Water Revenue,
FGIC Insured, 5.50% due 07/01/17	2,250,000	2,467,597
Yavapai County Industrial Development, Waste Management, Inc.,
Series A-1, AMT, 4.90% due 03/01/28	1,000,000	994,910
Arkansas — 1.27%
Pulaski County, Hospital Revenue,
Arkansas Children’s Hospital Project,
AMBAC Insured, 5.00% due 03/01/35	1,000,000	1,028,950
University of Arkansas, Revenue,
FGIC Insured, 5.00% due 03/01/25	1,000,000	1,049,400
California — 9.45%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	723,953
Agua Caliente Band Cahuilla Indians, Revenue,
6.00% due 07/01/18	1,000,000	1,088,740

1

Department of Water Resources, Power Supply Revenue,
5.375% due 05/01/22	$1,000,000	$1,096,920
Educational Facilities Authority, Revenue Refunding,
Santa Clara University,
MBIA Insured, 5.00% due 09/01/23	1,000,000	1,080,040
El Paso County School District # 20,
FGIC Insured, 5.50% due 12/15/23	1,000,000	1,089,010
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,055,060
Kern, High School District,
Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	602,666
State Economic Recovery,,
Series A, 5.00% due 07/01/16	1,000,000	1,055,350
State, General Obligation,
5.00% due 07/01/17	1,500,000	1,587,780
5.00% due 10/01/22	700,000	721,525
5.00% due 02/01/32	500,000	512,205
5.50% due 11/01/33	1,200,000	1,302,480
Statewide Communities Development Authority,
Daughters of Charity Health System, 5.25% due 07/01/25	1,000,000	1,032,460
Thomas Jefferson School of Law,
4.875% due 10/01/31	500,000	491,190
University of California Revenue, Multiple Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,049,860
Colorado — 16.47%
Boulder County, Development Revenue,
University Corp. for Atmospheric Research,
MBIA Insured, 5.00% due 09/01/27	1,880,000	1,938,148
Castle Rock, Golf Enterprise Revenue,
5.10% due 12/01/22	1,000,000	1,012,190
Colorado Springs,
Colorado College Project,
5.00% due 06/01/23	1,085,000	1,131,112
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement,
Series A, 5.00% due 11/15/33	1,000,000	1,029,310
Denver, City and County Airport Revenue,
Series B, 5.00% due 11/15/33	1,000,000	1,029,310
Department of Transportation,
Revenue Anticipation Nts.,
Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,059,440
E-470 Public Highway Authority Revenue, Capital Appreciation,
Senior Series B, MBIA Insured,
Zero Coupon due 09/01/21	2,000,000	974,280
Series C, MBIA Insured, 0%/5.00% due 09/01/17 (d)	1,900,000	1,541,147

2

Educational and Cultural Facilities Authority Revenue,
Nashville Public Radio,
5.50% due 04/01/11	$410,000	$440,311
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,101,380
Regis University Project, 5.00% due 06/01/24	1,695,000	1,737,138
University of Denver Project,
Series B, FGIC Insured, 5.25% due 03/01/23	2,000,000	2,153,680
Health Facilities Authority,
Evangelical Lutheran Project, 5.25% due 06/01/23	1,000,000	1,039,060
Evangelical Lutheran Project,
Series A, 5.25% due 06/01/34	1,300,000	1,323,049
Vail Valley Medical Center Project,
5.75% due 01/15/22	1,770,000	1,863,102
Housing Finance Authority, Single-Family Program,
Senior Series A-1, AMT, 7.40% due 11/01/27	45,000	45,099
Jefferson County, School District No. R-001,
Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,063,990
Larimer County, School District No. R-001,
MBIA Insured, 5.50% due 12/15/23	1,000,000	1,104,420
Regional Transportation District, Sales Tax Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/20	1,000,000	1,056,080
South Suburban Parks and Recreation District Revenue,
AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,288,758
University of Colorado Enterprise System Revenue,
FGIC Insured, 5.00% due 06/01/33	1,000,000	1,039,440
University of Colorado, COP,
Master Lease Purchase Agreement,
Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,025,970
Connecticut — 1.70%
State Health and Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,789,883
Florida — 4.58%
Collier County, School Board, COP,
FSA Insured, 5.25% due 02/15/21	1,000,000	1,101,210
Escambia, Health Facilities Authority Revenue,
Ascension Health Credit,
Series A, 5.25% due 11/15/11	1,000,000	1,060,520
Lee County, Airport Revenue,
Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,148,780
Miami-Dade County, Special Obligation, Capital Appreciation and Income,
Series B, MBIA Insured, 0%/5.00% due 10/01/35 (d)	1,000,000	875,470
Orange County, Sales Tax,
Series A, FGIC Insured, 5.125% due 01/01/21	2,200,000	2,320,120

3

Georgia — 1.50%
Augusta, Water and Sewer Revenue,
FSA Insured, 5.25% due 10/01/39	$1,000,000	$1,059,740
Burke County, Development Authority Pollution Control Revenue,
Georgia Power Co.,
FGIC Insured, 4.75% due 05/01/34	315,000	314,502
Chatham County, Hospital Authority Revenue,
Memorial Health Medical Center,
Series A, 6.125% due 01/01/24	1,000,000	1,085,510
Illinois — 3.50%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	1,500,000	1,793,655
Cook County,
MBIA Insured, 7.25% due 11/01/07	430,000	444,272
Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured,
Zero Coupon due 06/15/29	4,000,000	1,345,720
State, General Obligation,
FSA Insured, 5.375% due 05/01/13	2,000,000	2,150,320
Kansas — .51%
Salina, Hospital Revenue, Salina Reginal Health Center, Inc.,
5.00% due 10/01/36	825,000	840,609
Louisiana — 1.12%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue,
McNeese Student Housing Project,
MBIA Insured, 5.25% due 05/01/33	1,295,000	1,344,741
Public Facilities Authority Hospital Revenue,
Franciscan Missionaries,
Series A, 5.00% due 08/15/33	500,000	497,020
Maryland — .63%
Health and Higher Educational Facilities Authority Revenue,
John Hopkins University,
Series A, 5.00% due 07/01/33	1,000,000	1,034,070
Massachusetts — 1.00%
Housing Finance Agency,
Series F, AMT, 5.125% due 12/01/34	100,000	100,856
Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	530,965
State Development Finance Agency, Dominion Energy,
Brayton Point LLC, AMT, 5.00% due 02/01/36	1,000,000	1,008,770

4

Michigan — 2.58%
Detroit School District, School Building and Site Improvement,
Series A, FGIC Insured, 5.50% due 05/01/15	$1,000,000	$1,098,160
Detroit, Sewer Disposal Revenue,
Senior Lien, Series A, FSA Insured, 5.00% due 07/01/23	3,000,000	3,125,640
Minnesota — 1.41%
Chaska, Electric Revenue, Generating Facilities,
Series A, 5.25% due 10/01/20	1,200,000	1,270,860
State Higher Education Facilities Authority Revenue, University of St. Thomas,
Series 6-I, 5.00% due 04/01/23	1,000,000	1,044,830
Mississippi — .80%
Higher Education Assistance Corp., Student Loan Revenue,
Series C, AMT, 6.05% due 09/01/07	45,000	45,061
Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Hospital,
Series B-1, 5.00% due 09/01/24	1,000,000	1,004,250
Jones County, Hospital Revenue,
South Central Regional Medical Center, 5.50% due 12/01/17	250,000	254,405
Missouri — .64%
Curators University, System Facility Revenue,
Series A, 5.00% due 11/01/21	1,000,000	1,046,830
Nevada — .02%
Housing Division, Single-Family Mortgage Revenue,
Series C, FHA Insured, AMT, 6.60% due 04/01/14	35,000	35,376
New Hampshire — .83%
Business Financing Authority, Pollution Control Revenue,
Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,357,772
New Jersey — 1.39%
Garden State, Preservation Trust of New Jersey, Open Space and Farmland 2005,
Series A, FSA Insured, 5.80% due 11/01/19	1,000,000	1,137,300
Series A, FSA Insured, 5.80% due 11/01/23	1,000,000	1,138,500
New York — 8.14%
Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	211,997
Unrefunded, 5.00% due 04/01/17	795,000	820,543
Long Island Power Authority, Electric System Revenue,
5.00% due 06/01/08	1,500,000	1,541,340
Metropolitan Transportation Authority, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,125,690
Series A, 5.10% due 01/01/21	1,110,000	1,161,360
Series A, 5.125% due 01/01/29	1,000,000	1,046,040

5

Metropolitan Transportation Authority, Transportation Facilities Revenue,
Series 8, 5.375% due 07/01/21	$1,000,000	$1,095,610
New York City, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	240,000	249,254
Series F, 6.00% due 08/01/11	500,000	511,605
Unrefunded, Series L, 5.75% due 08/01/12	260,000	268,564
New York City, Municipal Water Finance Authority, Water and Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	687,113
Unrefunded, Series B, 6.00% due 06/15/33	375,000	409,534
New York City, Transitional Financing Authority Revenue, Future Tax Secured,
Series B, 5.00% due 05/01/30	1,000,000	1,031,050
New York State Thruway Authority,
Series G, FSA Insured, 5.25% due 01/01/27	2,000,000	2,148,360
Sales Tax Asset Receivable Corporation,
Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,043,750
North Carolina — 3.13%
Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,055,740
Series D, 5.125% due 01/01/23	500,000	515,925
Series D, 5.125% due 01/01/26	450,000	463,280
Facilities Financing Agency Revenue,
Duke University Project,
Series A, 5.125% due 07/01/42	2,000,000	2,061,580
Municipal Power Agency,
Series B, 6.375% due 01/01/08	1,000,000	1,043,130
Ohio — 2.99%
Cuyahoga, Refunding Revenue Bonds,
Series A, 5.50% due 01/01/29	1,000,000	1,058,670
Lakota, Local School District,
AMBAC Insured, 7.00% due 12/01/09	1,740,000	1,932,113
Steubenville, Hospital Revenue, Facilities Refunding and Improvement,
Trinity Health System, 6.50% due 10/01/30	1,750,000	1,905,260
Pennsylvania — 3.55%
Allegheny County, Higher Education Building Authority, University Revenue,
Duquesne University,
Series B, 5.00% due 03/01/19	1,510,000	1,595,798
Lehigh County, Industrial Development Authority, Pollution Control Revenue,
PPL Electric Utilities Corp.,
FGIC Insured, 4.75% due 02/15/27	500,000	503,215

6

Monroe County, Hospital Authority Revenue,
Pocono Medical Center, 6.00% due 01/01/43	$1,000,000	$1,057,390
State, General Obligation,
5.00% due 01/01/18	2,500,000	2,660,550
Puerto Rico — 3.64%
Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18 (k)	2,000,000	2,238,720
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	552,230
Series C, 6.00% due 07/01/13	1,000,000	1,039,930
Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,073,000
Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	784,568
Unrefunded, Series D, 5.25% due 07/01/27	270,000	279,866
Rhode Island — .94%
Health and Educational Building Corp. Revenue, Higher Education Facility,
Salve Regina University, 5.125% due 03/15/32	1,500,000	1,537,470
South Carolina — 2.82%
Newberry County School District,
5.00% due 12/01/30	1,000,000	1,002,290
Richland County, School District # 002,
Series A, 5.00% due 04/01/17	1,500,000	1,596,105
Spartanburg County, School District # 001,
Anticipation Nts.,
Series B, 5.25% due 11/16/06	2,000,000	2,025,535
Texas — 5.33%
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement,
Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,570,260
Lower Colorado River Authority, Transmission Contract Revenue,
FGIC Insured, 5.00% due 05/15/25	1,000,000	1,025,820
Red River Education Finance Corp.,
Hockaday School, 5.00% due 05/15/25	1,065,000	1,097,994
Sabine River Authority, Pollution Control Revenue,
TXU Energy Company LLC,
Series C, 5.20% due 05/01/28	1,000,000	1,021,910
State, Tax and Revenue Anticipation Nts.,
4.50% due 08/31/06	4,000,000	4,023,897
Virginia — 2.42%
Charles City County, Industrial Development Authority,
Waste Management Virginia, Inc. Project,
AMT, 4.875% due 02/01/09	1,000,000	1,018,520

7

Chesterfield County, Industrial Development Authority, Pollution Control Revenue,
Virginia Electric and Power Co., 5.875% due 06/01/17	$1,500,000	$1,629,525
Virginia College, Educational Facilities Revenue,
Hampton University Project, 5.00% due 04/01/18	1,300,000	1,327,144
Washington — 2.23%
Port of Seattle, Revenue,
Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,055,450
Public Power Supply,
Prerefunded, Series A, 7.25% due 07/01/06	470,000	474,319
Unrefunded, Series A, 7.25% due 07/01/06	30,000	30,270
Seattle, General Obligation,
5.00% due 08/01/21	2,000,000	2,103,440
Wisconsin — .39%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources,
Series E, FGIC Insured, 6.90% due 08/01/21	500,000	640,505
Total Fixed Rate Bonds and Notes (cost: $147,037,887)		$151,476,234

Variable Rate Demand Notes * — 6.59%

		market value
	face amount	(note 1)
Florida — .06%
Miami, Health Facilities Authority, Mercy Hospital, Inc.,
3.18% due 08/01/20	$100,000	$100,000
Iowa — .19%
Iowa Finance Authority Revenue, Wheaton Franciscan Services,
Series A, MBIA Insured, 3.16% due 08/15/24	300,000	300,000
Kentucky — 3.05%
Owensboro, Health System Revenue,
Owensboro Mercy Health System, Inc.,
Series C, MBIA Insured, 3.25% due 08/01/30	5,000,000	5,000,000
Massachusetts — .12%
State, General Obligation, Central Artery,
Series A, 3.18% due 12/01/30	200,000	200,000
Missouri — .67%
State Health and Educational Facilities Authority,
Southwest Baptist University,
3.23% due 10/01/33	1,100,000	1,100,000

8

Nebraska — .79%
Lancaster County Hospital Authority, Bryanlgh Medical Center,
3.18% due 06/01/18	$600,000	$600,000
Immanuel Retirement Communities,
Series A, 3.21% due 07/01/30	700,000	700,000
Tennessee — .67%
Montgomery County Public Building Authority,
3.17% due 07/01/34	1,100,000	1,100,000
Texas — .61%
Harris County, Health Facilities Development Authority,
Texas Childrens Hospital,
Series B-1, MBIA Insured, 3.20% due 10/01/29	700,000	700,000
Southwest Higher Education Authority,
Southern Methodist University,
3.18% due 07/01/15	300,000	300,000
Wisconsin — .43%
State Health and Educational Facilities Authority,
Alverno College, 3.23% due 11/01/17	500,000	500,000
Lutheran College, 3.23% due 09/01/31	200,000	200,000
Total Variable Rate Demand Notes * (cost: $10,800,000)		$10,800,000
Total Securities (cost: $157,837,887) — 98.98%		$162,276,234
Other Assets and Liabilities, Net — 1.02%		$1,667,968
Net Assets — 100.00%		$163,944,202

The accompanying notes are an integral part of these financial statements.

9

Atlas Strategic Income Fund                                                                                                                       March  31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 2.09%

		market value
	face amount	(note 1)
Automobile — 1.17%
AESOP Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.836% due 04/20/09 (a)(c)	$70,000	$70,006
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66% due 12/26/07	136,208	135,750
Capital Auto Receivables Asset Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	244,679
Series 2005-1, Cl. A2B, 3.73% due 07/16/07	52,974	52,897
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	320,000	319,181
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72% due 12/15/07	210,342	209,335
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2004-C, Cl. A2, 2.62% due 06/08/07	38,906	38,862
Series 2005-A, Cl. A2, 3.17% due 09/08/07	124,554	124,248
Series 2005-B, Cl. A2, 3.75% due 12/08/07	129,442	129,090
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-A, Cl. A3, 3.48% due 11/15/08	190,000	187,681
Series 2005-B, Cl. A2, 3.78% due 09/15/07	96,824	96,591
Series 2005-C, Cl. A2, 4.24% due 03/15/08	289,949	288,755
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	579,822	577,943
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2005-1, Cl. A2, 3.21% due 05/21/07	35,323	35,241
Series 2005-3, Cl. A2, 3.73% due 10/18/07	648,827	646,078
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 4.14% due 01/15/08	370,000	368,330
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	133,242	132,822
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52% due 04/20/07	112,900	112,557
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2004-1, Cl. A2A, 2.59% due 05/15/07	36,793	36,699

Commercial MBS — .30%
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 4.98% due 02/25/36 (c)	$366,432	$366,493
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	80,000	79,338
Series 2005-17, Cl. 1AF1, 5.02% due 05/25/36 (c)	172,902	173,012
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	60,000	59,487
Series 2005-7, Cl. AF1B, 4.317% due 06/28/35	123,648	122,851
Residential Asset Mortgage Products, Inc.,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	170,000	168,884
Diversified Financial Services — .10%
Structured Asset Securities Corp.,
Series 2003-25XS, Cl. A4, 4.51% due 08/25/33	47,572	47,235
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35	239,592	238,015
WFS Financial Owner Trust,
Series 2002-2, Cl. A4, 4.50% due 02/20/10	41,188	41,204
Home Equity — .44%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.998% due 11/25/35 (c)	120,000	119,999
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	212,059	210,766
Centex Home Equity, Home Equity Mtg. Obligations Asset-Backed Certificates,
Series 2004-D, Cl. AF1, 2.98% due 04/25/20	3,840	3,826
Series 2005-B, Cl. AF1, 4.05% due 03/25/35	23,992	23,852
Series 2005-C, Cl. AF1, 4.196% due 06/25/35	97,981	97,245
Equity One ABS, Inc., Home Equity Mtg. Obligations,
Series 2004-3, Cl. AF2, 3.80% due 07/25/34	112,907	112,448
First Franklin Mtg. Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 5.03% due 11/25/35 (c)	350,000	350,342
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.028% due 01/20/35 (c)	155,093	155,136
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 12/25/34	70,000	69,197
Series 2005-1, Cl. AF2, 3.914% due 05/25/35	50,000	49,297
Series 2005-2, Cl. AF2, 4.415% due 04/25/35	80,000	78,986
Series 2005-6, Cl. A3, 5.68% due 01/25/36	90,000	89,414
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94% due 02/25/18	64,113	63,691

Other ABS — .01%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66% due 11/20/06 (a)	$17,997	$17,970
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 5.849% due 08/15/25 (a)(c)(f)(r)	455,016	4,728
Student Loan ABS — .07%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	226,652	226,104
Total Asset-Backed Securities (cost: $7,258,543)		$6,776,265

Mortgage-Backed Obligations — 9.74%

		market value
	face amount	(note 1)
Government-Sponsored Enterprises — 9.74%
Fannie Mae,
Unsec. Bonds, 7.25% due 05/15/30	$270,000	$339,025
Unsec. Nts., Zero Coupon due 10/05/07	2,440,000	2,260,545
Unsec. Nts., 4.25% due 07/15/07	740,000	732,029
Unsec. Nts., 6.625% due 09/15/09	265,000	277,222
Unsec. Nts., Series B, 7.25% due 01/15/10	500,000	535,728
3.25% due 07/31/06	475,000	472,329
5.00% due 02/01/18	219,178	214,277
5.00% due 06/01/18	149,005	145,563
5.00% due 06/01/18	135,772	132,637
5.00% due 04/01/33	816,283	779,310
5.00% due 04/01/36 (n)	4,101,000	3,903,639
5.00% due 05/01/36 (n)	1,016,000	966,470
5.50% due 04/01/21 (n)	871,000	865,556
5.50% due 02/01/33	480,675	470,133
5.50% due 03/01/33	121,421	118,758
5.50% due 04/01/33	492,515	481,714
5.50% due 06/01/33	654,647	640,290
5.50% due 07/01/33	431,340	421,880
5.50% due 07/01/33	782,677	765,512
5.50% due 07/01/33	206,606	202,075
5.50% due 08/01/33	362,295	354,350
5.50% due 10/01/33	39,890	39,015
5.50% due 12/01/33	65,180	63,751
5.50% due 12/01/33	84,983	83,119
5.50% due 12/01/33	154,987	151,588
5.50% due 12/01/33	67,807	66,320

5.50% due 01/01/34	$194,298	$190,037
5.50% due 04/01/36 (n)	2,358,000	2,301,262
5.50% due 05/01/36 (n)	886,000	863,850
6.00% due 05/15/11	1,635,000	1,695,039
6.00% due 07/01/16	79,531	80,644
6.00% due 11/01/17	238,075	241,406
6.00% due 09/01/19	507,056	514,150
6.00% due 07/01/20	582,317	590,416
6.00% due 09/01/32	660,421	661,041
6.00% due 11/01/32	230,169	230,476
6.50% due 05/01/29	33,041	33,874
6.50% due 08/01/29	79,833	81,845
6.50% due 10/01/30	40,657	41,686
6.50% due 11/01/31	371,836	381,183
6.50% due 05/01/36 (n)	1,870,000	1,905,062
7.00% due 11/01/17	237,854	244,662
7.00% due 04/01/33	399,000	410,721
7.00% due 04/01/34	814,081	839,648
7.00% due 11/01/35	249,173	256,618
7.00% due 01/01/36	527,630	543,393
7.00% due 04/01/36 (n)	581,000	598,249
7.50% due 01/01/33	466,313	487,735
8.50% due 07/01/32	5,487	5,907
Freddie Mac,
4.50% due 05/01/19	158,402	151,414
4.50% due 07/01/19	189,251	180,778
5.00% due 04/01/36 (n)	910,000	865,637
6.00% due 10/01/22	482,623	485,804
6.00% due 07/01/24	393,404	395,853
6.50% due 04/01/18	96,351	98,415
7.00% due 06/01/29	359,638	370,409
7.00% due 03/01/31	101,236	104,323
7.00% due 10/01/31	141,216	145,521
Government National Mortgage Association,
7.00% due 03/15/28	37,561	39,168
7.00% due 03/15/28	60,445	63,031
7.00% due 07/15/28	59,667	62,219
Total Mortgage-Backed Obligations (cost: $32,112,617)		$31,644,311

		market value
	face amount	(note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) — 4.35%
Fannie Mae,
Nts., 4.00% due 02/28/07	$370,000	$366,289
Nts., 4.75% due 12/15/10	255,000	250,654
Freddie Mac,
Nts., 3.625% due 09/15/06	1,115,000	1,107,876
Nts., 4.125% due 07/12/10	1,158,000	1,113,083
Nts., 4.625% due 02/21/08	255,000	252,899
Nts., 5.125% due 04/18/11	1,250,000	1,248,048
Unsec. Bonds, Series 7Y07, 3.50% due 11/15/07	165,000	160,946
Unsec. Bonds, Series S906, 3.50% due 08/15/06	260,000	258,583
Unsec. Nts., 2.75% due 08/15/06	1,310,000	1,299,347
Unsec. Nts., 5.50% due 07/15/06	1,344,000	1,345,692
Unsec. Nts., 6.00% due 06/15/11	1,010,000	1,048,446
Unsec. Nts., 6.625% due 09/15/09	700,000	732,509
Tennessee Valley Authority,
Bonds, 4.65% due 06/15/35	165,000	147,753
Bonds, 5.88% due 04/01/36	385,000	412,295
Bonds, Series A, 6.79% due 05/23/12	4,050,000	4,380,618
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $14,509,142)		$14,125,038

		market value
	face amount	(note 1)
Collateralized Mortgage Obligations — 4.44%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Cl. A4, 4.783% due 07/10/43	$290,000	$279,932
Series 2005-3, Cl. A2, 4.501% due 07/10/43	240,000	231,603
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	201,718	198,681
Banc of America Mtg. Securities,
Series 2004-6, Cl. A3, 4.512% due 12/10/42	190,000	181,241
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	146,608	148,028
Series 2005-E, Cl. 2A2, 4.978% due 06/25/35 (c)	39,606	39,534
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	90,000	87,510
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	282,632	279,703
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	60,000	60,000
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Cl. A4, 5.40% due 07/15/44 (c)	280,000	274,469

Countrywide Alternative Loan Trust,
Series 2004-J9, Cl. 1A1, 4.998% due 10/25/34 (c)	$26,841	$26,845
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	430,225	435,334
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	99,520	100,263
Fannie Mae,
Series 1996-35, Cl. Z, 7.00% due 07/25/26	243,107	249,892
Series 1999-14, Cl. MB, 6.50% due 04/25/29	154,451	158,039
Series 2001-51, Cl. OD, 6.50% due 10/25/31	259,786	265,495
Series 2003-116, Cl. FA, 5.218% due 11/25/33	59,975	60,227
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	521,000	504,566
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	246,000	238,131
Series 2004-38, Cl. FT, 5.248% due 10/25/33 (c)	529,805	530,835
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	140,000	133,742
Series 2006-24, Cl. DB, 5.50% due 04/25/26	540,000	532,813
Fannie Mae Whole Loan, Pass-Through Certificates,
Series 2004-W9, Cl. 2A2, 7.00% due 02/25/44 (f)	172,040	177,686
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2001-50, Cl. NE, 6.00% due 08/25/30	34,903	35,069
Series 2001-70, Cl. LR, 6.00% due 09/25/30	45,290	45,431
Series 2001-72, Cl. NH, 6.00% due 04/25/30	24,049	24,065
Series 2001-74, Cl. PD, 6.00% due 05/25/30	9,166	9,152
Series 2002-77, Cl. WF, 5.176% due 12/18/32 (c)	43,540	43,878
Series 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	204,168
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Series 2002-28, Cl. SA, 2.982% due 04/25/32 (c)(g)	48,894	3,894
Series 2002-38, Cl. SO, 2.182% due 04/25/32 (c)(g)	73,898	4,130
Series 2002-39, Cl. SD, 3.224% due 03/18/32 (c)(g)	74,315	6,355
Series 2002-48, Cl. S, 3.182% due 07/25/32 (c)(g)	77,348	6,816
Series 2002-52, Cl. SL, 3.182% due 09/25/32 (c)(g)	48,513	4,786
Series 2002-53, Cl. SK, 3.282% due 04/25/32 (c)(g)	45,997	4,438
Series 2002-56, Cl. SN, 3.182% due 07/25/32 (c)(g)	106,632	9,600
Series 2002-77, Cl. IS, 3.324% due 12/18/32 (c)(g)	125,900	11,762
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-61, Cl. SH, 3.124% due 11/18/31 (c)(g)	316,325	28,097
Series 2001-63, Cl. SD, 3.124% due 12/18/31 (c)(g)	84,976	7,386
Series 2001-68, Cl. SC, 3.082% due 11/25/31 (c)(g)	60,103	5,316
Series 2001-81, Cl. S, 3.132% due 01/25/32 (c)(g)	62,598	5,286
Series 2002-77, Cl. SH, 3.324% due 12/18/32 (c)(g)	76,608	6,412
Series 2002-9, Cl. MS, 3.282% due 03/25/32 (c)(g)	92,263	8,246
Series 2003-118, Cl. S, 3.282% due 12/25/33 (c)(g)	529,814	61,850
Series 2003-4, Cl. S, 3.432% due 02/25/33 (c)(g)	165,608	17,435
Series 2005-40, Cl. SA, 1.882% due 05/25/35 (c)(g)	1,158,076	53,379

Series 2005-40, Cl. SB, 1.932% due 05/25/35 (c)(g)	$394,023	$17,746
Series 2005-71, Cl. SA, 1.932% due 08/25/25 (c)(g)	417,054	20,925
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	59,230	13,655
Series 240, Cl. IO, 7.00% due 09/01/23 (g)	96,278	22,333
Series 247, Cl. 2, 7.50% due 10/01/23 (g)	340,649	85,176
Series 301, Cl. 2, 6.50% due 04/01/29 (g)	99,571	22,280
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	56,579	14,353
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	252,226	63,696
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	463,103	110,594
Series 324, Cl. 2, 6.50% due 06/01/32 (g)	337,802	81,556
Series 329, Cl. 2, 5.50% due 01/01/33 (g)	356,659	87,403
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	2,348,044	579,059
Series 338, Cl. 2, 5.50% due 06/01/33 (g)	921,467	226,466
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	266,667	64,863
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 333, Cl. 1, Zero Coupon due 04/01/33	822,751	601,527
Freddie Mac,
Series 1674, Cl. Z, 6.75% due 02/15/24	467,572	481,704
Series 2326, Cl. ZP, 6.50% due 06/15/31	81,708	83,146
Series 2456, Cl. BD, 6.00% due 03/15/30	14,221	14,207
Series 2691, Cl. MG, 4.50% due 10/15/33	656,000	577,194
Series 2921, Cl. NG, 5.00% due 01/15/35	766,000	700,800
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	22,837	22,769
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 2034, Cl. Z, 6.50% due 02/15/28	64,152	65,344
Series 2053, Cl. Z, 6.50% due 04/15/28	67,800	68,992
Series 2055, Cl. ZM, 6.50% due 05/15/28	99,609	101,109
Series 2080, Cl. Z, 6.50% due 08/15/28	66,916	67,759
Series 2387, Cl. PD, 6.00% due 04/15/30	60,477	60,577
Series 2500, Cl. FD, 5.249% due 03/15/32 (c)	31,791	31,953
Series 2526, Cl. FE, 5.149% due 06/15/29 (c)	37,682	37,745
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multi-class Pass-Through Certificates,
Series 2551, Cl. FD, 5.149% due 01/15/33 (c)	28,674	28,959
Series 2583, Cl. KA, 5.50% due 03/15/22	123,717	123,523
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 3000, Cl. SE, 1.401% due 07/15/25 (c)(g)	661,782	21,401
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	157,411	34,866
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	29,629	6,333
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	35,025	8,122

Series 205, Cl. IO, 7.00% due 09/01/29 (g)	$181,150	$42,840
Series 2074, Cl. S, 3.948% due 07/17/28 (c)(g)	39,269	3,618
Series 2079, Cl. S, 3.948% due 07/17/28 (c)(g)	62,507	5,776
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	141,278	30,134
Series 2526, Cl. SE, 3.351% due 06/15/29 (c)(g)	93,028	5,589
Series 2819, Cl. S, 2.851% due 06/15/34 (c)(g)	840,789	63,443
Series 2920, Cl. S, 1.951% due 01/15/35 (c)(g)	609,535	27,104
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Cl. A3, 4.578% due 06/10/48	80,000	76,674
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	137,339
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	62,479	63,377
Series 2004-C3, Cl. A4, 4.547% due 12/10/41	120,000	114,672
Government National Mortgage Association,
Series 2000-7, Cl. Z, 8.00% due 01/16/30	307,664	324,756
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 3.949% due 07/16/28 (c)(g)	124,036	10,398
Series 1998-6, Cl. SA, 3.739% due 03/16/28 (c)(g)	76,423	5,797
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	160,000	158,269
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	164,064
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	60,000	57,924
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	210,000	204,084
Series 2006-CB14, Cl. A4, 5.481% due 12/12/44	250,000	247,813
Series 2006-LDP6, Cl. A4, 5.475% due 04/15/43	290,000	286,865
Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	170,000	166,713
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	150,649	149,243
Master Alternative Loan Trust, Collateralized Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	252,098	250,492
Series 2004-9, Cl. A3, 4.70% due 08/25/34	212,487	210,776
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.059% due 02/15/28 (a)(c)	7,756	7,735
Series 1997-XL1, Cl. G, 7.695% due 10/03/30	60,000	48,481
NC Finance Trust,
Series 1999-1, Cl. D, 8.75% due 01/25/29 (f)	54,708	12,583

Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	$191,000	$205,491
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.877% due 01/20/28 (c)(f)	60,267	24,107
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Cl. A2, 4.782% due 03/15/42	280,000	273,791
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	170,000	166,189
Washington Mutual, Inc.,
Series 2005-AR5, Cl. A1, 4.678% due 05/25/35 (c)	183,397	183,075
Series 2005-AR8, Cl. 2AB1, 5.068% due 07/25/45 (c)	230,015	230,015
Wells Fargo, Mtg. Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.518% due 01/25/35 (c)	122,966	122,252
Total Collateralized Mortgage Obligations (cost: $15,021,351)		$14,431,134

		market value
	face amount	(note 1)
U.S. Government Obligations — 3.10%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21	$1,910,000	$885,245
U.S. Treasury Bonds,
5.50% due 08/15/28	146,000	154,680
6.25% due 05/15/30 (l)	503,000	587,842
9.25% due 02/15/16 (q)	1,802,000	2,406,796
U.S. Treasury Notes,
3.625% due 06/15/10 (k)	1,530,000	1,460,673
6.50% due 02/15/10 (k)	4,134,000	4,373,483
U.S. Treasury STRIPS,
Zero Coupon due 02/15/16	310,000	190,801
Total U.S. Government Obligations (cost: $10,337,511)		$10,059,520

Foreign Government Obligations — 23.06%

		market value
	face amount	(note 1)
Argentina — 1.08%
Argentina (Republic of),
1.20% Bonds due 12/31/38 (EUR) (c)	$450,000	$206,086
2.00% Bonds due 09/30/14 (ARS) (f)	621,000	207,298
4.889% Bonds due 08/03/12 (c)	2,442,125	1,996,437
7.82% Bonds due 12/31/33	308,917	360,427
8.28% Nts. due 12/31/33	304,927	299,591

Buenos Aires (Province of),
1.613% Bonds, Bonos de Consolidacion de Deudas,
Series PBA1 due 04/01/07 (ARS) (f)(r)	$11,914	$5,063
Central Bank of Argentina,
2.00% Bonds due 02/04/18 (ARS) (f)	872,160	427,411
Australia — .91%
Queensland Treasury Corp.,
6.00% Unsec. Nts., Series 09G due 07/14/09 (AUD)	4,060,000	2,948,567
Austria — .69%
Austria (Republic of),
3.80% Nts. due 10/20/13 (EUR)	1,840,000	2,240,643
Belgium — .54%
Belgium (Kingdom of),
5.00% Nts., Series 44 due 03/28/35 (EUR)	1,240,000	1,745,733
Brazil — 1.30%
Brazil (Federal Republic of),
5.25% 15 yr. Bonds due 04/15/09 (c)	4,118	4,109
7.125% Bonds due 01/20/37	250,000	245,000
7.875% Bonds due 03/07/15	230,000	248,285
8.00% Bonds due 01/15/18	805,000	872,217
8.25% Bonds due 01/20/34	250,000	275,500
8.75% Bonds due 02/04/25	1,150,000	1,316,750
8.875% Bonds due 10/14/19	565,000	652,575
15.45% Bonds due 01/02/14	505,051	590,738
Bulgaria — .21%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	280,000	327,250
8.25% Bonds due 01/15/15	295,000	345,828
Cayman Islands — .15%
Pioneer 2002 Ltd.,
9.16% Sec. Nts., Series 2002-I, Cl. E-A due 06/15/06 (a)(c)	250,000	251,125
10.91% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a)(c)(f)	250,000	250,550
Colombia — 1.44%
Colombia (Republic of),
Zero Coupon Bonds due 08/03/20	1,679,662	512,473
8.125% Bonds due 05/21/24	1,645,000	1,842,400
8.25% Nts. due 12/22/14	322,000	362,250
10.375% Bonds due 01/28/33	150,000	208,875
10.75% Nts. due 01/15/13	300,000	372,750
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	517,646
12.00% Bonds due 10/22/15 (COP)	1,556,000,000	870,973

Dominican Republic — .15%
Dominican Republic,
9.04% Unsec. Unsub. Bonds, Series REGS due 01/23/18	$142,153	$154,094
9.50% Unsec. Unsub. Bonds due 09/27/11 (a)	321,713	345,842
El Salvador — .07%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	217,500
France — 1.93%
France (Government of),
4.00% Bonds due 04/25/55 (EUR)	1,360,000	1,655,846
French Discount Treasury Bill,
Zero Coupon due 06/01/06 (EUR)	3,830,000	4,623,227
Germany — .31%
Bundesrepublic Deutschland,
4.00% Bonds due 07/04/09 (EUR)	825,000	1,016,377
Great Britain — 2.27%
United Kingdom,
4.00% Treasury Nts. due 03/07/09 (GBP)	2,170,000	3,722,638
6.00% Treasury Bonds due 12/07/28 (GBP)	1,665,000	3,658,798
Guatemala — .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	95,200
10.25% Nts. due 11/08/11	30,000	35,655
Indonesia — .33%
Indonesia (Republic of),
6.75% Bonds due 03/10/14 (a)	30,000	29,700
7.25% Nts. due 04/20/15 (a)	50,000	51,000
8.50% Unsec. Nts. due 10/12/35 (a)	880,000	981,200
Ireland — .09%
Cloverie PLC,
8.741% Sec. Nts., Series 2005-93 due 12/20/10 (f)	300,000	300,420
Israel — .35%
Israel (State of),
7.50% Bonds, Series 2682 due 03/31/14 (ILS)	4,970,000	1,122,566
Italy — 1.01%
Italy (Republic of),
4.25% Treasury Bonds, Buoni del Tesoro Poliennali due 02/01/19 (EUR)	2,660,000	3,277,333
Japan — 2.39%
Japan (Government of),
0.20% 2 yr. Bonds, Series 237 due 10/15/07 (JPY)	752,000,000	6,364,726
2.00% 20 yr. Bonds, Series 81 due 09/20/25 (JPY)	165,000,000	1,394,251

Malaysia — .34%
Johor Corp., Malayasia (State of) Bonds,
1.00% Series P3 due 07/31/12 (MYR)	$2,720,000	$762,256
Malaysia (Government of),
4.72% Bonds, Series 2/05 due 09/30/15 (MYR)	1,260,000	350,485
Mexico — 2.21%
United Mexican States,
Zero Coupon Bonds, Series B1 due 04/12/06 (MXN)	2,780,000	253,771
5.625% Nts. due 01/15/17 (f)	300,000	290,550
6.75% Unsec. Unsub. Nts., Series 6BR due 06/06/06 (MXN)	30,000,000	257,824
6.75% Unsec. Unsub. Nts., Series 6RG due 06/06/06 (MXN)	33,000,000	283,606
7.50% Bonds due 01/14/12	770,000	831,600
7.50% Bonds due 04/08/33	280,000	312,200
8.00% Bonds, Series M20 due 12/07/23 (MXN)	8,570,000	735,841
8.00% Bonds, Series MI10 due 12/19/13 (MXN)	6,327,000	561,420
8.375% Nts. due 01/14/11	1,075,000	1,191,100
9.50% Bonds, Series MI10 due 12/18/14 (MXN)	7,285,100	710,397
10.00% Bonds, Series M20 due 12/05/24 (MXN)	7,030,000	721,317
10.50% Bonds, Series M10 due 07/14/11 (MXN)	9,550,000	1,010,898
Nigeria — .01%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	59,017	47,051
Panama — .52%
Panama (Republic of),
6.70% Bonds due 01/26/36	1,091,000	1,088,818
6.70% Bonds due 01/26/36	289,000	288,422
9.375% Bonds due 04/01/29	245,000	310,537
Peru — 1.43%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	152,674	78,836
5.00% Past Due Interest Bonds due 03/07/17	790,000	750,500
7.34% Bonds due 08/12/16 (PEN)	3,850,000	1,094,370
7.35% Bonds due 07/21/25	170,000	167,025
7.84% Bonds due 08/12/20 (PEN)	1,890,000	537,236
8.375% Bonds due 05/03/16	110,000	119,350
8.60% Bonds due 08/12/17 (PEN)	1,180,000	365,016
8.75% Unsec. Unsub. Bonds due 11/21/33	310,000	345,650
9.00% Bonds, Series 2 due 01/31/12 (PEN)	450,000	143,446
9.91% Bonds due 05/05/15 (PEN)	2,580,000	859,808
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	176,194
Philippines — .09%
Philippines (Republic of),
8.25% Nts. due 01/15/14	133,000	144,139
8.375% Bonds due 02/15/11	131,000	142,135

Poland — .35%
Poland (Republic of),
Zero Coupon Bonds due 08/12/07 (PLN)	$1,790,000	$523,510
5.00% Bonds, Series DS1013 due 10/24/13 (PLN)	1,610,000	499,137
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	113,978
Russia — .06%
Russian Federation,
5.00% Series REGS, Unsub. Nts. due 03/31/30 (e)	125,000	137,150
12.75% Series REGS, Unsub. Nts. due 06/24/28	35,000	62,433
South Africa — .89%
South Africa (Republic of),
8.00% Bonds, Series R204 due 12/21/18 (ZAR)	1,050,000	177,397
8.25% Bonds, R203 due 09/15/17 (ZAR)	1,000,000	171,351
10.50% Bonds, Series R186 due 12/21/26 (ZAR)	6,590,000	1,439,518
13.00% Bonds, Series R153 due 08/31/10 (ZAR)	2,800,000	550,214
13.50% Bonds, Series R157 due 09/15/15 (ZAR)	2,430,000	552,098
Spain — .02%
Spain (Kingdom of),
6.00% Bonds, Bonos y Obligacion del Estado due 01/31/29 (EUR)	50,000	78,327
Turkey — .68%
Turkey (Republic of),
6.875% Nts. due 03/17/36	220,000	212,300
7.25% Nts. due 03/15/15	1,595,000	1,660,794
7.25% Nts. due 03/15/15	315,000	327,994
Uruguay — .34%
Uruguay (Republic of),
7.625% Unsec. Nts. due 03/21/36	270,000	270,000
8.00% Unsec. Nts. due 11/18/22	800,000	836,000
Venezuela — .86%
Venezuela (Republic of),
7.00% Nts. due 03/16/15 (EUR)	450,000	597,312
9.25% Bonds due 09/15/27	1,720,000	2,185,260
Total Foreign Government Obligations (cost: $72,990,284)		$74,877,494

		market value
	face amount	(note 1)
Loan Participations — .48%
Algeria (Republic of), Loan Participation Nts.,
5.812% due 03/04/10 (c)(f)	$95,032	$94,557
Kuznetski Capital for Bank of Moscow, Loan Participation Nts.,
7.375% due 11/26/10 (a)(f)	600,000	616,500
UBS Luxembourg SA for Sberbank, Sub. Loan Participation Nts.,
6.23% due 02/11/15	850,000	851,360
Total Loan Participations (cost: $1,547,766)		$1,562,417

Corporate Bonds and Notes — 32.93%

		market value
	face amount	(note 1)
Advertising — .80%
Lamar Media Corp.,
6.625% Sr. Nts. due 08/15/15	$354,000	$352,230
R.H. Donnelley Corp.,
6.875% Sr. Disc. Nts. due 01/15/13 (a)	270,000	252,450
6.875% Sr. Disc. Nts. due 01/15/13 (a)	490,000	458,150
6.875% Sr. Nts. due 01/15/13	300,000	280,500
8.875% Sr. Nts. due 01/15/16 (a)	655,000	681,200
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	110,875
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	250,000	256,250
10.875% Sr. Unsec. Nts., Series B due 06/15/09	200,000	196,500
Aerospace & Defense — .35%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts. due 04/01/16	155,000	156,937
BE Aerospace, Inc.,
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	106,250
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	117,520
DRS Technologies Inc.,
6.625% due 02/01/16	220,000	218,900
7.625% due 02/01/18	50,000	51,500
L-3 Communications Corp.,
5.875% Sr. Sub. Nts., due 01/15/15	208,000	198,120
6.125% Sr. Sub. Nts., due 01/15/14	100,000	97,250
6.375% Sr. Sub. Nts., Series B due 10/15/15	205,000	201,925

Agriculture — .06%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11	$200,000	$195,500
Airlines — .01%
ATA Holdings Corp.,
13.00% Sr. Nts. due 02/01/09 (e)(f)(r)	472,000	18,880
Apparel — .27%
Levi Strauss & Co.,
9.28% Sr. Nts. due 04/01/12 (c)	250,000	258,750
9.75% Sr. Nts. due 01/15/15	220,000	231,550
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11 (f)	100,000	103,000
Quiksilver, Inc.,
6.875% Sr. Nts. due 04/15/15	105,000	102,112
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	175,000	181,562
Auto Manufacturers — .07%
Ford Motor Co.,
7.45% Unsec. Nts. due 07/16/31	200,000	148,500
General Motors Corp.,
8.375% Sr. Unsec. Debs. due 07/15/33	100,000	73,250
Auto Parts & Equipment — .49%
Affinia Group, Inc.,
9.00% Sr. Nts. due 11/30/14	75,000	64,500
Eagle-Picher, Inc.,
9.75% Sr. Nts. due 09/01/13 (r)	30,000	20,700
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	268,812
9.00% Sr. Nts. due 07/01/15	330,000	334,950
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts. due 12/15/12 (f)	50,000	54,875
Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14	300,000	300,000
10.25% Sr. Sec. Nts. due 07/15/13	50,000	55,500
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	48,656
11.00% Sr. Sub. Nts. due 02/15/13	32,000	35,760
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	48,250
Visteon Corp.,
7.00% Sr. Unsec. Nts. due 03/10/14	75,000	57,750
8.25% Sr. Nts. due 08/01/10	350,000	288,750

Banks — 1.16%
Banco BMG SA,
9.15% Nts. due 01/15/16 (a)(f)	$805,000	$825,125
European Investment Bank,
1.90% Sr. Unsec. Nts. due 01/26/26 (JPY)	64,000,000	514,485
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 03/09/09	770,000	547,870
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	587,625
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	674,954
ING Bank NV,
11.89% Nts. due 12/30/09 (UAH) (a)(f)	1,638,000	351,647
Inter-American Development Bank,
6.26% Nts. due 12/08/09 (BRL) (c)	300,000	128,272
8.81% Nts. due 01/25/12 (COP) (c)	359,142,858	145,133
Beverages — .09%
Argentine Beverages Financial Trust,
7.375% Bonds due 03/22/12 (a)	175,000	175,000
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts. due 01/15/12	100,000	104,875
Building Materials — .09%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	77,812
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	41,750
NTK Holdings, Inc.,
Zero Coupon Sr. Disc. Nts. due 03/01/14	250,000	182,500
Chemicals — .58%
Crompton Corp.,
9.875% Sr. Nts. due 08/01/12	125,000	140,625
Equistar Chemicals LP,
8.75% Sr. Nts. due 02/15/09	150,000	155,250
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	13,812
10.625% Sr. Nts. due 05/01/11	150,000	162,375
Huntsman Corp. LLC,
11.50% Sr. Nts. due 07/15/12	99,000	113,850
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,397
Huntsman Corp./ICI Chemical Co. PLC,
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	304,000	311,600
Huntsman International LLC,
7.375% Sr. Sub. Nts. due 01/01/15 (a)	200,000	202,000
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13	13,000	14,885

Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	$7,000	$7,280
9.625% Sr. Sec. Nts., Series A due 05/01/07	200,000	206,500
10.50% Sr. Sec. Nts. due 06/01/13	125,000	138,437
Millennium America, Inc.,
9.25% Sr. Nts. due 06/15/08	50,000	50,812
Resolution Performance Products LLC/RPP Capital Corp.,
8.00% Sr. Sec. Nts. due 12/15/09 (f)	100,000	103,000
13.50% Sr. Sub. Nts. due 11/15/10	50,000	53,437
Rockwood Specialties Group,
7.50% Sub. Nts. due 11/15/14	50,000	50,250
Tronox Worldwide/Finance,
9.50% Sr. Nts. due 12/01/12 (a)	160,000	168,000
Coal — .16%
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14	200,000	203,000
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	50,875
6.875% Sr. Nts. due 12/15/13 (a)	80,000	78,400
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	200,000	203,000
Commercial Services — .81%
Alderwoods Group, Inc.,
7.75% Sr. Nts. due 09/15/12	150,000	154,125
Comforce Operating, Inc.,
12.00% Sr. Nts., Series B due 12/01/07	50,000	50,062
Corrections Corp. of America,
6.25% Sr. Nts. due 03/15/13	155,000	152,481
7.50% Sr. Nts. due 05/01/11	100,000	103,000
DI Finance/Dyncorp International,
9.50% Sr. Sub. Nts., Series B due 02/15/13 (f)	195,000	202,800
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	70,000	65,450
Hertz Corp.,
8.875% Sr. Nts. due 01/01/14 (a)	320,000	332,000
10.50% Sr. Sub. Nts. due 01/01/16 (a)	120,000	130,200
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	100,000	100,750
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	400,000	391,000
9.625% Sr. Unsec. Nts. due 03/15/12	100,000	107,625
SGS International, Inc.,
12.00% Sr. Sub. Nts. due 12/15/13 (a)	160,000	164,400
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	700,000	673,750

Computer & Electronics Retail — .14%
Bon-Ton Department Stores, Inc.,
10.25% Sr. Nts. due 03/15/14 (a)(f)	$485,000	$466,570
Computers — .25%
Seagate Technology HDD Holdings,
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	103,875
Sungard Data Systems, Inc.,
9.125% Sr. Unsec. Nts. due 08/15/13 (a)	315,000	333,112
10.25% Sr. Sub. Nts. due 08/15/15 (a)	345,000	363,112
Construction Materials — .03%
Goodman Global Holdings,
7.875% Sr. Sub. Nts. due 12/15/12	110,000	108,625
Cosmetics & Personal Care — .09%
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	275,000	281,875
Diversified Chemicals — .17%
Ineos Group Holdings PLC,
8.50% Nts. due 02/15/16 (a)	400,000	380,000
Innophos, Inc.,
8.875% due 08/15/14	150,000	156,000
Diversified Commercial Services — .10%
Intelsat Subsidiary Holding Co., Ltd.,
8.625% due 01/15/15	300,000	309,750
Diversified Financial Services — 3.23%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19	210,007	228,908
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	215,500
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,462
12.50% Sr. Unsec. Nts. due 02/01/11 (f)	300,000	324,000
Arbor I Ltd.,
20.41% Nts. due 06/15/06 (a)(c)(f)	250,000	250,650
BCP Crystal Holdings Corp.,
9.625% Sr. Sub. Nts. due 06/15/14	277,000	306,777
Cascadia Ltd.,
7.985% Nts. due 06/13/08 (a)(c)	250,000	250,625
CCM Merger, Inc.,
8.00% Nts. due 08/01/13 (a)	240,000	238,800
Credit Suisse First Boston, Inc.,
Zero Coupon Nts., Series A due 07/05/06 (TRY)	480,000	345,568
Crystal U.S. Holdings, Inc.,
10.50% Sr. Disc. Nts., Series B due 10/01/14	190,000	147,250

E*TRADE Financial Corp.,
7.375% Sr. Nts. due 09/15/13	$147,000	$149,940
8.00% Sr. Nts. due 06/15/11	135,000	140,231
Ford Motor Credit Co.,
5.625% Nts. due 10/01/08	350,000	320,073
5.80% Sr. Nts. due 01/12/09	200,000	182,651
7.25% Sr. Nts. due 10/25/11	100,000	91,123
7.375% Unsec. Nts. due 10/28/09	600,000	564,080
General Motors Acceptance Corp.,
6.875% Nts. due 09/15/11	400,000	372,832
7.25% Nts. due 03/02/11	250,000	236,911
8.00% Bonds due 11/01/31	600,000	567,061
JP Morgan Jersey Ltd.,
Zero Coupon Medium-Term Nts. due 01/02/15 (BRL)	2,670,000	371,033
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11	300,000	274,500
Morgan Stanley,
Zero Coupon Nts. due 05/20/10	750,000	832,650
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/10 (a)(f)(m)(r)	40,000	—
Petroleum Export Ltd./Cayman SPV,
5.265% Sr. Nts. due 06/15/11 (a)	1,332,024	1,301,507
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	200,000	213,000
Redwood Capital V Ltd.,
8.70% Nts. due 01/09/07 (a)(c)	500,000	486,850
UBS AG,
Zero Coupon OAO Gazprom III Credit Linked Nts., due 07/05/06 (c)	760,000	778,982
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12	100,000	106,750
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	110,250
Universal City Florida Holding Co.,
8.375% Sr. Nts. due 05/01/10	50,000	50,375
9.43% Sr. Nts. due 05/01/10 (c)	50,000	50,750
VTB Capital SA,
6.25% Sr. Nts. due 06/30/35 (a)	980,000	973,875
Electric — 1.17%
AES Corp. (The),
8.75% Sr. Sec. Nts. due 05/15/13 (a)	550,000	594,000
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,374
7.75% Sr. Nts. due 08/01/10	50,000	52,375
8.50% Sr. Nts. due 04/15/11	100,000	108,000

Edison Mission Energy,
9.875% Sr. Unsec. Nts. due 04/15/11	$100,000	$113,000
Eletropaulo Metropolitana,
19.125% Nts. due 06/28/10 (BRL) (a)(f)	395,000	204,279
FPL Energy National Wind Power,
5.608% Sec. Nts. due 03/10/24 (a)	85,534	82,154
6.125% Sec. Nts. due 03/25/19 (a)	51,805	50,357
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	700,000	757,750
Mirant Mid-Atlantic LLC, Mtg. Related Pass-Through Certificates,
8.625% Nts., Series A due 06/30/12	177,947	189,568
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	103,000
8.50% Sr. Sec. Nts. due 09/01/10	50,000	53,000
Northwestern Corp.,
5.875% Sec. Nts. due 11/01/14	30,000	29,549
NRG Energy, Inc.,
7.25% Sr. Nts. due 02/01/14	45,000	45,731
7.375% Sr. Nts. due 02/01/16	705,000	719,981
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	163,000	163,204
9.50% Sr. Sec. Nts. due 07/15/13	30,000	30,037
Sierra Pacific Resources,
6.75% Sr. Nts. due 08/15/17 (a)	493,000	494,849
Electric Utilities — .48%
Mirant Americas Generating LLC,,
8.30% Sr. Nts. due 05/01/11	600,000	621,000
8.50% Sr. Nts. due 10/01/21	100,000	101,750
9.125% Sr. Nts. due 05/01/31	200,000	213,000
National Power Corp.,
9.625% due 05/15/28	575,000	638,182
Electrical Components & Equipment — .15%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts. due 11/15/14	400,000	392,000
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	108,000
Electronic Equipment & Instruments — .03%
Solectron Global Finance Ltd.,
8.00% Sr. Sub. Nts. due 03/15/16 (a)	110,000	110,275
Electronics — .17%
Sanmina-SCI Corp.,
6.75% Sr. Nts. due 03/01/13	150,000	142,875
8.125% Sr. Sub. Nts. due 03/01/16	190,000	191,900
Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	250,000	226,250

Entertainment — 1.57%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	$300,000	$267,750
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	68,075
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12	200,000	205,000
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts. due 02/15/14	200,000	183,500
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	200,000	212,500
9.75% Sr. Disc. Nts. due 03/15/14	400,000	306,000
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	200,000	208,500
Greektown Holdings,
10.75% Sr. Nts. due 12/01/13 (a)	240,000	247,200
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	253,437
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	300,000	296,250
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	291,844
Marquee Holdings, Inc.,
0%/12.00% Sr. Disc. Nts. due 08/15/14 (d)	100,000	65,000
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13	75,000	73,969
6.375% Sr. Sub. Nts. due 07/15/09	100,000	99,500
6.875% Sr. Nts. due 02/15/15	210,000	208,687
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	209,500
NCL Corp.,
10.625% Sr. Nts. due 07/15/14	150,000	155,250
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts. due 03/01/15	80,000	80,000
6.875% Sr. Sub. Nts. due 12/01/11	100,000	101,750
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	425,000	445,187
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	200,000	199,250
9.625% Sr. Nts. due 06/01/14	263,000	264,973
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	300,000	296,250
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts. due 12/15/14 (d)	473,000	348,246
Environmental Control — .37%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15	100,000	102,000
7.375% Sr. Sec. Nts., Series B due 04/15/14	400,000	396,000

8.875% Sr. Nts., Series B due 04/01/08	$200,000	$210,000
9.25% Sr. Nts., Series B due 09/01/12	300,000	323,625
Imco Recycling, Inc.,
10.375% Sr. Sec. Nts. due 10/15/10	150,000	165,375
Financial Services — .36%
JP Morgan Chase Bank N.A., Zero Coupon Credit Linked Sr. Nts., Series 2005-46 due 09/02/15 (a)	359,777	147,149
Zero Coupon Nts. due 01/05/16 (a)	2,462,760	1,020,321
Food — .30%
American Seafoods Group LLC,
10.125% Sr. Unsec. Sub. Nts. due 04/15/10	100,000	105,063
Del Monte Corp.,
6.75% Sr. Nts. due 02/15/15	60,000	58,500
8.625% Sr. Sub. Nts. due 12/15/12	100,000	105,625
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	153,000	153,765
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	17,820
Domino's, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	261,375
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	102,000
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP) (f)	100,000	183,560
Forest Products & Paper — .50%
Abitibi-Consolidated, Inc.,
8.375% due 04/01/15	100,000	97,500
8.55% Unsec. Nts. due 08/01/10	175,000	175,875
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11	150,000	150,750
Boise Cascade LLC,
7.125% Sr. Sub. Nts. due 10/15/14	150,000	144,375
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	50,375
Domtar, Inc.,
7.125% Nts. due 08/15/15	100,000	88,500
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (r)	250,000	161,250
Jefferson Smurfit Group PLC,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	94,000
8.25% Sr. Unsec. Nts due 10/01/12	100,000	98,125
11.50% Sr. Nts. due 10/01/15 (EUR)	53,905	66,977
Mercer International, Inc.,
9.25% Sr. Nts. due 02/15/13	110,000	97,900

Norske Skog Canada Ltd.,
7.375% Sr. Nts. due 03/01/14	$200,000	$189,000
Pliant Corp.,
11.625% Sec. Nts. due 06/15/09	180,088	201,699
Gas — .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	50,279
Health Care-Products — .30%
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts. due 12/15/12	150,000	145,313
Fresenius Medical Care Capital Trust II,
7.875% Nts. due 02/01/08	100,000	102,500
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (EUR)	10,000	6,523
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11	400,000	424,000
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12	150,000	147,750
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	200,000	151,000
Health Care-Services — 1.33%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13 (f)	100,000	105,500
DaVita, Inc.,
6.625% Sr. Nts. due 03/15/13	160,000	159,600
7.25% Sr. Nts. due 03/15/15	425,000	427,125
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	154,500
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	105,625
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13	50,000	52,875
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	600,000	585,626
6.375% Nts. due 01/15/15	600,000	583,965
Omnicare, Inc.,
6.75% Sr. Sub. Nts. due 12/15/13	65,000	64,675
6.875% Sr. Sub. Nts. due 12/15/15	80,000	79,800
Psychiatric Solutions,
7.75% Sr. Nts. due 07/15/15	75,000	76,313
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Nts. due 04/01/12 (f)	175,000	182,000
Select Medical Corp.,
7.625% Sr. Nts. due 02/01/15	355,000	320,388
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	130,000	117,325

7.375% Nts. due 02/01/13	$13,000	$11,863
9.875% Sr. Nts. due 07/01/14	825,000	835,313
Triad Hospitals, Inc.,
7.00% Sr. Sub. Nts. due 11/15/13	135,000	132,975
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11	100,000	103,750
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12	100,000	103,500
10.75% Sr. Nts. due 08/15/14	100,000	109,250
Holding Companies-Diversified — .43%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14	100,000	94,750
JSG Funding PLC,
7.75% Sr. Sub. Nts. due 04/01/15	215,000	202,100
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	101,500
MDP Acquisitions PLC,
9.625% Sr. Nts. due 10/01/12	100,000	105,750
Nell AF Sarl,
8.375% Sr. Nts. due 08/15/15 (a)	505,000	501,213
Stena AB,
7.00% Sr. Unsec. Nts. due 12/01/16	50,000	47,000
7.50% Sr. Nts. due 11/01/13	77,000	76,038
9.625% Sr. Unsec. Nts. due 12/01/12	250,000	272,500
Home Builders — .40%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	77,906
D.R. Horton, Inc.,
9.75% Sr. Sub. Nts. due 09/15/10	75,000	84,133
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	182,875
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	263,686
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	104,625
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	102,375
WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	175,000	178,063
William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13	300,000	302,250
Home Furnishings — .04%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14	120,000	125,400

Household Products & Wares — .17%
Church & Dwight Co., Inc.,
6.00% Sr. Sub. Nts. due 12/15/12	$100,000	$98,375
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	317,250
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	140,000	146,300
Insurance — .51%
Aiolos Ltd.,
7.188% Catastrophe Bonds due 04/08/09 (EUR) (a)(f)	250,000	303,323
Atlantic and Western Re Ltd.,
14.72% Sec. Catastrophe Bonds, Series B due 11/15/10 (a)(c)	300,000	288,000
Champlain Ltd.,
17.30% Catastrophe Bonds, Cl. A due 01/07/09 (a)(c)	260,000	258,700
Conseco, Inc., Escrow Shares,
Zero Coupon Sr. Unsec. Nts. due 06/15/09 (f)(m)	100,000	—
Foundation Re Ltd.,
8.85% Nts. due 11/24/08 (a)(c)	250,000	247,095
Residential Reinsurance Ltd.,
13.27% Nts., Series B due 06/06/08 (a)(c)(f)	300,000	282,000
Vanguard Health Holdings I,
11.25% Multi-Coupon Sr. Disc. Nts. due 10/01/15	390,000	284,700
Internet — .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (f)(m)(r)	83,872	254
NorthPoint Communications Group, Inc.,
12.875% Sr. Nts. due 02/15/10 (f)(m)(r)	40,035	—
Teligent, Inc.,
11.50% Sr. Unsec. Nts. due 12/01/07 (f)(m)(r)	100,000	—
Iron & Steel — .39%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	113,000	114,271
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	50,250
Gibraltar Industries, Inc.,
8.00% Sr. Sub. Nts. due 12/01/15 (a)(f)	95,000	95,950
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14	227,000	256,794
Oregon Steel Mills, Inc.,
10.00% Unsec. Nts. due 07/15/09 (f)	300,000	318,000
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	183,313
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	90,720
10.75% Sr. Nts. due 08/01/08	130,000	143,000

Leisure Time — .02%
Leslie's Poolmart,
7.75% Sr. Nts. due 02/01/13	$75,000	$75,375
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (a)(f)(m)(r)	50,000	—
Lodging — 1.47%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	264,125
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	186,813
French Lick Resorts & Casino,
10.75% due 04/15/14 (a)(n)	150,000	150,000
HMH Properties, Inc.,
7.875% Sr. Sec. Nts. due 08/01/08	45,000	45,338
Kerzner International,
6.75% Sr. Sub. Nts. due 10/01/15	110,000	115,775
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	105,250
MGM Mirage, Inc.,
6.625% Sr. Sec. Nts. due 07/15/15	100,000	98,375
6.75% Sr. Nts. due 04/01/13 (a)(f)(n)	155,000	154,225
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	500,000	527,500
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	364,438
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	106,250
9.375% Sr. Sub. Nts. due 02/15/07	400,000	412,500
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	543,750
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	500,000	494,375
6.875% Sr. Sub. Nts. due 03/01/16	80,000	80,400
Trump Entertainment Resorts,
8.50% Sec. Nts. due 06/01/15	500,000	486,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts. due 12/01/14	650,000	631,313
Machinery-Construction & Mining — .06%
Nortek, Inc.,
8.50% Sr. Sub. Nts. due 09/01/14	200,000	203,500
Machinery-Diversified — .06%
Douglas Dynamics LLC,
7.75% Sr. Nts. due 01/15/12 (a)	100,000	97,000
NMHG Holding Co.,
10.00% Unsec. Nts. due 05/15/09	100,000	105,000

Media — 2.55%
Adelphia Communications Corp.,
10.25% Sr. Nts. due 06/15/11 (r)	$200,000	$126,000
10.875% Sr. Nts. due 10/01/10 (r)	200,000	118,000
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	250,000	251,250
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	64,125
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	181,500
Block Communications, Inc.,
8.25% Sr. Nts. due 12/15/15 (a)	110,000	107,800
Charter Communications Holdings I LLC,
0%/11.75% due 05/15/14 (d)	195,000	101,400
Charter Communications Holdings II LLC,
10.25% Sr. Nts. due 09/15/10	100,000	98,250
10.25% Sr. Nts. due 09/15/10 (a)	300,000	294,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	1,300,000	1,296,750
CSC Holdings, Inc.,
7.625% Sr. Unsec. Debs. due 07/15/18	100,000	98,875
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	335,000	336,675
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	106,750
Dex Media West LLC/Dex Media Finance Co.,
8.50% Sr. Nts., Series B due 08/15/10	100,000	105,750
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	216,825
Dex Media, Inc.,
8.00% Nts. due 11/15/13	1,025,000	1,055,750
0%/9.00% Disc. Nts. due 11/15/13 (d)	200,000	169,000
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14	75,000	72,469
7.125% due 02/01/16 (a)	300,000	295,125
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	300,000	289,500
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	123,000	114,390
Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	200,000	188,000
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Nts. due 06/15/13 (f)	50,000	54,000
Mediacom Broadband LLC,
8.50% Sr. Nts. due 10/15/15	90,000	86,400
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	313,000	309,870

MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	$500,000	$451,250
Paxson Communications Corp.,
10.777% Sr. Sec. Nts. due 01/15/13 (a)(c)	210,000	207,900
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	183,000
8.875% Sr. Unsec. Nts. due 05/15/11	113,000	110,175
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	315,000
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	71,625
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	700,000	714,000
8.75% Sr. Sub. Nts. due 12/15/11	100,000	105,125
Metal & Glass Containers — .08%
Ball Corp.,
6.625% due 03/15/18	255,000	253,725
Metal Fabrication & Hardware — .23%
Crown Americas, Inc.,
7.75% Sr. Nts. due 11/15/15 (a)	230,000	238,625
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B due 10/15/06 (r)	250,000	130,000
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	400,000	366,000
Metals — .02%
Rathgibson, Inc.,
11.25% Sr. Nts. due 02/15/14 (a)	75,000	78,375
Mining — .88%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	1,050,000	1,197,000
8.875% Nts. due 11/17/14	765,000	873,171
Century Aluminum Co.,
7.50% Sr. Unsec. Nts. due 08/15/14	250,000	260,000
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12	100,000	108,000
Novelis, Inc.,
7.75% Sr. Nts. due 02/15/15 (a)	430,000	412,800
Miscellaneous-Manufacturing — .24%
Case New Holland, Inc.,
7.125% Sr. Nts. due 03/01/14 (a)	120,000	118,500
Convalence Specialty Material,
10.25% Sr. Sub. Nts. due 03/01/16 (a)	46,000	48,300
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	78,000	83,655

KI Holdings, Inc.,
0%/9.875% Sr. Disc. Nts. due 11/15/14 (d)	$100,000	$72,500
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13	103,000	112,785
TD Funding Corp.,
8.375% Sr. Sub. Nts. due 07/15/11	200,000	209,000
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14	150,000	150,000
Oil & Gas — 1.84%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12	150,000	154,500
Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15	100,000	98,375
6.875% Sr. Unsec. Nts. due 01/15/16	524,000	527,930
Clayton William Energy,
7.75% Sr. Nts. due 08/01/13	60,000	56,400
Compton Pet Finance Corp.,
7.625% due 12/01/13	110,000	110,000
7.625% due 12/01/13 (a)	125,000	125,000
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	180,688
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11	175,000	174,563
Gazprom International SA,
7.201% Sr. Unsec. Bonds due 02/01/20	1,645,000	1,718,203
National Gas Co.,
6.05% Nts. due 01/15/36 (a)	395,000	379,091
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14	400,000	401,000
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	288,225
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	136,240
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	225,000
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	102,750
Premcor Refining Group, Inc.,
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	221,666
Quicksilver Resources, Inc.,
7.125% due 04/01/16	155,000	153,063
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15	80,000	78,800
7.375% Sr. Sub. Nts. due 07/15/13	100,000	103,500
Stone Energy Corp.,
6.75% Sr. Sub. Nts. due 12/15/14	310,000	289,850

Tesoro Corp.,
6.25% Sr. Nts. due 11/01/12 (a)	$120,000	$117,900
6.625% Sec. Nts. due 11/01/15 (a)	120,000	118,800
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	199,250
Oil & Gas Services — .40%
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	104,875
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	44,000	44,990
Tengizchevroil LLP,
6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	786,050
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts. due 03/18/12 (a)	286,000	268,840
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	101,500
Packaging & Containers — 1.07%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts. due 07/15/12	400,000	440,000
Graham Packaging Co.,
8.50% Sr. Nts. due 10/15/12	50,000	50,500
9.875% Sub. Nts. due 10/15/14	300,000	303,750
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	250,000	247,500
9.50% Sr. Sub. Nts. due 08/15/13	200,000	187,000
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	260,625
8.25% Sr. Unsec. Nts. due 05/15/13	413,000	431,585
8.75% Sr. Sec. Nts. due 11/15/12	250,000	267,500
8.875% Sr. Sec. Nts. due 02/15/09	100,000	104,125
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	400,000	376,000
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14	100,000	93,000
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	492,500
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	52,063
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	102,750
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	49,838
Pharmaceuticals — .12%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts. due 04/01/14 (a)	80,000	80,800
Sybron Dental Specialties, Inc.,
8.125% Unsec. Sub. Nts. due 06/15/12 (f)	150,000	158,250
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11	150,000	148,500

Pipelines — 1.35%
Atlas Pipeline Partners,
8.125% Sr. Nts. due 12/15/15 (a)	$80,000	$83,400
Copano Energy LLC,
8.125% Sr. Nts. due 03/01/16 (a)	45,000	46,575
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	30,000	28,950
8.375% Sr. Unsec. Nts. due 05/01/16 (a)(n)	155,000	154,225
8.75% Sr. Nts. due 02/15/12	134,000	140,030
10.125% Sr. Sec. Nts. due 07/15/13 (a)	400,000	458,280
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	482,099
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	647,656
Pacific Energy Partners LP/ Pacific Energy Finance Corp.,
6.25% due 09/15/15	30,000	29,250
Southern Natural Gas Co.,
7.35% Nts. due 02/15/31	100,000	102,863
8.00% Sr. Unsub. Nts. due 03/01/32	200,000	219,347
Targa Resources, Inc.,
8.50% Sr. Nts. due 11/01/13 (a)	160,000	166,400
Tennessee Gas Pipeline Co.,
7.50% Unsec. Nts. due 04/01/17	750,000	799,019
Williams Cos. (The), Inc.,
7.625% Nts. due 07/15/19	400,000	426,000
8.75% Unsec. Nts. due 03/15/32	500,000	585,000
Publishing & Printing — .02%
Quebecor World Capital Corp.,
8.75% Sr. Nts. due 03/15/16 (a)	75,000	73,146
Real Estate Investment Trusts — .30%
Felcor Lodging LP,
9.00% Sr. Nts. due 06/01/11	213,000	233,235
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15	180,000	177,075
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts. due 01/15/11	313,000	362,298
Trustreet Properties, Inc.,
7.50% Sr. Nts. due 04/01/15	195,000	195,488
Retail — .83%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 03/15/08 (f)	150,000	147,000
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	102,125

Doane Pet Care Co.,
10.625% Sr. Sub. Nts. due 11/15/15	$180,000	$190,800
10.75% Sr. Sub. Nts. due 03/01/10	325,000	351,813
Inergy LP/Inergy Finance,
8.25% Sr. Nts. due 03/01/16 (a)	50,000	51,250
Jean Coutu Group, Inc.,
8.50% Sr. Sub. Nts. due 08/01/14	400,000	367,000
Linens 'N Things, Inc.,
10.345% due 01/15/14 (a)	220,000	220,550
Neiman-Marcus Group, Inc.,
9.00% Sr. Nts. due 10/15/15 (a)	530,000	560,475
10.375% Sr. Sub. Nts. due 10/15/15 (a)	140,000	148,750
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11 (f)	50,000	53,625
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	50,000
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	153,188
9.50% Sr. Sec. Nts. due 02/15/11	150,000	158,250
Steinway Musical Instruments,
7.00% Sr. Nts. due 03/01/14 (a)	145,000	145,000
Savings & Loans — .10%
BankUnited Capital Trust,
10.25% Capital Securities due 12/31/26 (f)	100,000	108,000
Western Financial Bank,
9.625% Unsec. Sub. Nts. due 05/15/12	200,000	224,500
Semiconductors — .22%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts. due 11/01/12	244,000	255,285
Amkor Technology, Inc.,
7.75% Sr. Nts. due 05/15/13	250,000	230,000
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	230,000	234,600
Telecommunications — 2.90%
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	210,000	227,850
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	209,500
AT&T Corp.,
9.05% Sr. Unsec. Nts. due 11/15/11	261,000	282,143
9.75% Sr. Nts. due 11/15/31	300,000	358,219
CellNet Data Systems, Inc.,
14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (f)(m)(r)	45,000	—
Citizens Communications Co.,
10.125% Gtd. Sr. Nts. due 06/15/13	550,000	600,875

Dobson Cellular Systems Corp.,
8.375% Sec. Nts. due 11/01/11	$50,000	$52,875
Dobson Communications Corp.,
8.85% Sr. Nts. due 10/15/12 (c)	45,000	44,663
8.875% Sr. Nts. due 10/01/13	227,000	228,135
IWO Holdings, Inc.,
8.35% Sec. Nts. due 01/15/12 (c)	40,000	41,650
Loral Skynet Corp.,
14.00% Sr. Sec. Nts. due 10/15/15	34,000	40,970
Lucent Technologies, Inc.,
6.45% Unsub. Unsec. Debs. due 03/15/29	800,000	722,000
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D due 08/01/15	1,140,000	1,195,560
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	105,750
Orbcomm Global LP, Escrow Shares,
14.00% Sr. Nts. due 08/15/06 (f)(m)	75,000	—
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts. due 01/15/07 (r)	200,000	20,000
PanAmSat Corp.,
9.00% Sr. Unsec. Nts. due 08/15/14	327,000	344,168
PanAmSat Holding Corp.,
10.375% Sr. Disc. Nts. due 11/01/14	75,000	54,000
Qwest Capital Funding, Inc.,
7.25% Sr. Unsec. Nts. due 02/15/11	300,000	304,125
7.90% Sr. Unsec. Nts. due 08/15/10	428,000	445,120
Qwest Corp.,
8.875% Nts. due 03/15/12	700,000	782,250
Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	250,000	268,125
8.00% Sr. Sub. Nts. due 12/15/12	150,000	159,188
Rural Cellular Corp.,
9.75% Sr. Sub. Nts. due 01/15/10	613,000	622,195
9.875% Sr. Nts. due 02/01/10	300,000	320,250
SBA Communications Corp.,
8.50% Sr. Nts. due 12/01/12	130,000	144,300
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts. due 12/15/11 (d)	302,000	288,410
Telefonica Del Peru S.A.,
8.00% Sr. Unsec. Nts. due 04/11/16 (PEN) (f)	1,026,300	299,744
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Nts. due 02/01/11	150,000	157,688
Time Warner Telecommunications Holdings, Inc.,
9.25% Sr. Nts. due 02/15/14	410,000	439,725
Triton PCS, Inc.,
8.50% Sr. Nts. due 06/01/13	115,000	109,250

U.S. Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12 (f)	$125,000	$140,156
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	327,750
Valor Telecommunications Enterprises LLC/Finance Corp.,
7.75% Sr. Nts. due 02/15/15	75,000	78,563
Textiles — .19%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	165,375
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	415,000	444,050
Transportation — .10%
Greenbrier Cos., Inc.,
8.375% Sr. Nts. due 05/15/15	140,000	146,650
Horizon Lines LLC,
9.00% Sr. Nts. due 11/01/12	79,000	83,543
Navigator Gas Transport PLC,
10.50% First Priority Shipping Mtg. Nts. due 06/30/07 (a)(r)	6,000	6,848
Petroleum Helicopters, Inc.,
9.375% Sr. Nts. due 05/01/09	75,000	78,656
Venture Capital — .06%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13	200,000	198,500
Wireless Telecommunication Services — .18%
Autopistas Del Nordeste,
9.39% Nts. due 01/15/26 (a)(f)	360,000	361,800
Tiers-BSP,
0%/8.60% due 06/15/97 (d)(f)	695,000	232,825
Total Corporate Bonds and Notes (cost: $106,407,651)		$106,955,720

	shares	market value (note 1)
Common Stocks — 2.34%
Advanced Micro Devices, Inc. (b)	1,600	$53,056
Aggreko PLC	13,040	71,667
Allegheny Technologies, Inc.	1,200	73,416
Alstom (b)	790	66,269
Amada Co Ltd.	6,770	73,886
American Tower Corp. - Class A (b)	2,818	85,442
Anadarko Petroleum Corp.	650	65,657
Anglo American PLC	1,820	70,153
Aon Corp.	1,640	68,076

Arcelor	1,860	$73,345
Archer-Daniels-Midland Co.	2,070	69,656
Ashland, Inc.	1,010	71,791
Avaya, Inc. (b)	5,880	66,444
BAA PLC	4,850	69,873
Barratt Developments PLC	3,750	69,014
Bear Stearns Cos. (The), Inc.	490	67,963
BNP Paribas SA	740	68,757
Broadcom Corp. - Class A (b)	1,355	58,482
Burlington Northern Santa Fe Corp.	840	69,997
Burlington Resources, Inc.	720	66,175
CA, Inc.	2,450	66,665
Casino Guichard-Perrachon SA	1,100	76,938
Caterpillar, Inc.	890	63,911
Centex Corp.	970	60,130
Charles River Laboratories International, Inc. (b)	760	37,255
Chesapeake Energy Corp.	113	3,549
Chubb Corp.	690	65,854
CIT Group, Inc.	1,220	65,294
Classic Holdco LLC (f)(m)	66	—
CNP Assurances	710	71,607
ConocoPhillips	1,050	66,308
Countrywide Financial Corp.	1,890	69,363
Covad Communications Group, Inc. (b)	4,132	7,975
Cummins, Inc.	610	64,111
D.R. Horton, Inc.	1,960	65,111
DaimlerChrysler AG	1,224	70,329
De La Rue PLC	6,950	67,396
Deutsche Telekom AG - Registered	4,302	72,591
Dobson Communications Corp. - Class A (b)	6,436	51,617
Duke Energy Corp.	2,330	67,920
E*TRADE Financial Corp. (b)	2,570	69,339
E.ON AG	613	67,479
Eastman Chemical Co.	1,310	67,046
El Paso Corp.	7,300	87,965
Express Scripts, Inc. (b)	750	65,925
Ford Motor Co.	8,620	68,615
Freeport-McMoRan Copper & Gold, Inc. - Class B	1,230	73,517
Gecina SA	540	71,677
GKN PLC	11,360	65,642
Goldman Sachs Group, Inc.	460	72,202
Hammerson PLC	3,330	71,759
Hartford Financial Services Group (The), Inc.	800	64,440
Hochtief AG	1,268	71,750
Huntsman Corp. (b)(f)**	1,957	35,882
ICO Global Communication Holdings Ltd. (b)	3,162	17,865

Jefferson-Pilot Corp.	1,110	$62,093
JFE Holdings, Inc.	1,790	72,269
Kawasaki Kisen Kaisha Ltd.	10,560	62,382
KB Home	990	64,330
Kobe Steel Ltd.	18,000	68,389
Komatsu Ltd.	4,000	76,328
Kubota Corp.	6,710	72,433
Land Securities Group PLC	2,070	69,357
Leap Wireless International, Inc. (b)	618	26,939
Lehman Brothers Holdings, Inc.	450	65,039
Lennar Corp. - Class A	1,110	67,022
Liberty Global, Inc. - Class A (b)	1,151	23,561
Liberty Global, Inc. - Class C (b)	1,151	22,732
Lincoln National Corp.	1,180	64,416
Lloyds TSB Group PLC	7,000	66,968
Loral Space & Communications Ltd. (b)	2,155	61,741
Louisiana-Pacific Corp.	2,340	63,648
MAN AG	1,077	74,768
Man Group PLC	1,690	72,396
Marathon Oil Corp.	912	69,467
Merrill Lynch & Co., Inc.	850	66,946
Metromedia Fiber Network, Inc., Escrow Shares (f)(m)	150,000	—
Nippon Building Fund, Inc. REIT	7	64,853
Nippon Kayaku Co., Ltd.	8,370	74,131
Nippon Steel Corp. (b)	17,044	66,061
Norfolk Southern Corp.	1,280	69,210
Novell, Inc. (b)	6,930	53,222
NTL, Inc. (b)	11,245	327,342
Nucor Corp.	740	77,545
Nvidia Corp. (b)	1,350	77,301
Occidental Petroleum Corp.	700	64,855
Oracle Corp. Japan	1,480	74,094
Orbital Sciences Corp. (b)	279	4,414
PagesJuanes SA	2,540	71,371
Paxson Communications Corp., Escrow Shares (b)(h)	53,100	—
Persimmon PLC	2,780	64,159
Phelps Dodge Corp.	920	74,088
PNC Financial Services Group, Inc.	930	62,598
Prandium, Inc. (b)(f)	3,625	36
Prudential Financial, Inc.	870	65,955
Purina Mills, Inc., Escrow Shares (b)(f)(m)	50,000	—
Ryder System, Inc.	1,470	65,827
Schroders PLC	3,370	69,634
Scottish Power PLC	6,640	67,159
Showa Shell Sekiyu K.K.	5,470	62,116
Societe Generale - Class A	480	72,208

Southern Pacific Funding Corp., Liquidating Trust (b)(f)(m)	52,418	$—
Sterling Chemicals, Inc. (b)	268	2,747
Suedzucker AG	2,575	66,642
Suez SA	1,850	72,928
Sumitomo Metal Industries Ltd.	15,750	67,605
Takefuji Corp.	1,050	66,133
Taylor Woodrow PLC	9,340	65,575
Tellabs, Inc. (b)	4,450	70,755
ThyssenKrupp AG	2,688	77,648
TonenGeneral Sekiyu K.K.	7,000	71,279
TUI AG	3,443	67,612
TVMAX Holdings, Inc. (b)	250	250
TXU Corp.	1,250	55,950
Ube Industries Ltd.	23,000	67,837
Unibail	410	74,053
United States Steel Corp.	1,150	69,782
United Utilities PLC	5,680	68,060
Valero Energy Corp.	1,160	69,345
Verizon Communications, Inc.	233	7,936
Viatel Holding Ltd. (Bermuda) (b)	451	2
Volkswagen AG	1,321	72,524
Washington Mutual, Inc.	1,550	66,061
Western Forest Products, Inc. (b)	1,189	2,616
Western Forest Products, Inc. (b)	7,296	16,051
WRC Media Corp. (a)(b)(f)	270	5
XO Holdings, Inc. (b)	336	1,327
Total Common Stocks (cost: $7,773,481)		$7,586,272

		market value
	shares	(note 1)
Other Securities — .25%
Energy Select Sector SPDR Fund	5,060	$274,910
Financial Select Sector SPDR Fund	8,380	272,769
Utilities Select Sector SPDR Fund	8,430	260,234
Total Other Securities (cost: $776,404)		$807,913

		market value
	shares	(note 1)
Preferred Stocks — .14%
Dobson Communications Corp.
6.00% Cvt. Series F, Non-Vtg. (a)	110	$20,089

e.spire Communications, Inc.
12.75% Jr. Redeemable, Non-Vtg. (b)(f)(h)	620	$—
Eagle-Picher Holdings, Inc.
11.75% Cum. Exchangeable, Series B, Non-Vtg. (b)(f)(m)	10	—
ICG Holdings, Inc.
14.25% Exchangeable, Non-Vtg. (b)(f)(h)(m)	43	—
Loral Skynet Corp.
12.00% Cum., Series A, Non-Vtg. (b)	284	56,516
Paxson Communications Corp.
14.25% Cum. Jr. Exchangeable, Non-Vtg. (b)(f)(h)	16	139,200
PTV, Inc.
10.00% Cum., Series A, Non-Vtg. (b)(f)	3	6
Rural Cellular Corp.
11.375% Cum., Series B, Non-Vtg. (b)(f)(h)	19	23,132
RWE AG
2.24%, Non-Vtg.	864	67,501
Sovereign Real Estate Investment Trust
12.00% Non-Cum, Series A (a)(b)(f)	114	166,440
Total Preferred Stocks (cost: $446,075)		$472,884

		market value
	units	(note 1)
Rights, Warrants and Certificates — .03%
ASAT Finance LLC Wts.,
Exp. 11/01/06 (a)(b)(f)(m)	50	$—
COLO.com, Inc. Wts.,
Exp. 03/15/10 (a)(b)(f)(m)	50	—
HF Holdings, Inc. Wts.,
Exp. 09/27/09 (b)(f)(m)	361	—
ICO Global Communication Holdings Ltd. Wts.,
Exp. 05/16/06 (b)(f)	781	4
Long Distance International, Inc. Wts.,
Exp. 04/15/08 (b)(f)(m)	50	—
Ntelos, Inc. Wts.,
Exp. 08/15/10 (a)(b)(f)(m)	50	—
Pathmark Stores, Inc. Wts.,
Exp. 09/19/10 (b)	970	301
PLD Telekom, Inc. Wts.,
Exp. 06/01/06 (b)	50	—
Price Communications Corp. Wts.,
Exp. 08/01/07 (b)	516	—
Sterling Chemicals, Inc. Wts.,
Exp. 12/31/07 (b)(f)(m)	432	—

Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 04/15/20 (b)(f)	2,800	$93,800
Verado Holdings, Inc. Cl. B Wts.,
Exp. 04/15/08 (b)(f)(m)	75	52
XO Holdings, Inc.,
Cl. A Wts., Exp. 01/16/10 (b)	672	302
Cl. B Wts., Exp. 01/16/10 (b)	504	202
Cl. C Wts., Exp. 01/16/10 (b)	504	126
Total Rights, Warrants and Certificates (cost: $29,487)		$94,787

		market value
	face amount	(note 1)
Structured Instruments — 14.02%
Dow Jones CDX High Yield Index,
Pass-Through Certificates, Series 4-T1 8.25% due 06/29/10 (a)	$3,240,500	$3,285,057
Pass-Through Certificates, Series 6-T1 8.625% due 06/29/11	2,110,000	2,113,956
Red Arrow International,
8.375% due 06/30/12 (RUB)	7,070,000	260,787
11.00% due 06/30/12 (RUB)	9,430,000	344,301
Bank of America Corp.,
Russia (Government of) Credit Linked Nts.,
Zero Coupon due 08/18/08 (RUB)	60,000,000	1,880,765
Russia (Government of) Credit Linked Nts.,
Series B, 7.75% due 10/25/09 (EUR) (a)	250,000	340,537
Russia (Government of) Credit Linked Nts.,
Series C, 9.60% due 10/25/14	750,000	937,500
Citigroup Global Markets Holdings, Inc.,
Argentina (Republic of) Credit Linked Nts.,
5.91% due 05/22/08	254,522	260,121
Argentina (Republic of) Unsec. Credit Linked Nts.,
4.00% due 04/16/10	399,911	379,316
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
Zero Coupon due 01/03/08 (BRL)	655,211	237,678
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
Zero Coupon due 01/02/09 (BRL)	752,072	237,371
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
Zero Coupon due 01/05/10 (BRL) (a)	841,827	230,495
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
10.00% due 01/05/10 (BRL)	996,000	411,125
Brazilian Real Unsec. Credit Linked Nts.,
10.00% due 01/05/10 (BRL)	1,570,000	648,058

Colombia (Republic of) Credit Linked Nts.,
Series II, 15.00% due 04/27/12 (COP) (a)	$186,420,823	$121,851
Colombia (Republic of) Unsec. Credit Linked Nts.,
15.00% due 03/15/07	826,805	892,123
Colombia (Republic of) Unsec. Credit Linked Nts.,
15.00% due 04/26/12 (COP)	315,900,000	206,483
Colombia (Republic of) Unsec. Credit Linked Nts.,
15.00% due 04/27/12 (COP) (a)	352,000,000	230,079
Colombia (Republic of) Unsec. Credit Linked Nts.,
15.00% due 04/27/12	348,809	490,181
Colombia (Republic of) Unsec. Credit Linked Nts.,
Series B, 15.00% due 04/26/12 (COP)	405,000,000	264,722
Columbia (Republic of) Credit Linked Nts.,
11.00% due 07/27/20 (a)	160,740	218,729
Dominican Republic Credit Linked Nts.,
Zero Coupon due 05/02/06	208,541	209,938
Dominican Republic Credit Linked Nts.,
Zero Coupon due 07/10/06 (a)	278,746	268,538
Dominican Republic Credit Linked Nts.,
Zero Coupon due 11/06/06 (a)	400,000	366,980
Dominican Republic Credit Linked Nts.,
16.95% due 03/12/07	236,557	240,174
Dominican Republic Credit Linked Nts.,
17.00% due 03/12/07	193,646	167,041
Dominican Republic Unsec. Credit Linked Nts.,
Zero Coupon due 05/15/06 (a)	182,758	181,789
Dominican Republic Unsec. Credit Linked Nts.,
15.00% due 04/27/06	70,201	71,221
Egypt (The Arab Republic of) Credit Linked Nts.,
Zero Coupon due 08/03/06	265,410	254,841
Egypt (The Arab Republic of) Credit Linked Nts.,
9.06% due 02/16/08	198,401	200,402
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
Zero Coupon due 08/17/06	255,511	255,986
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
Zero Coupon due 09/21/06 (a)	206,349	217,123
Nigeria (Federal Republic of) Credit Linked Nts.,
14.50% due 03/01/11	673,267	682,417
Nigeria (Federal Republic of) Credit Linked Nts.,
14.50% due 04/04/11 (NGN) (n)	61,000,000	483,242
Ukraine Hryvnia Unsec. Credit Linked Nts.,
11.94% due 01/02/10 (a)	72,877	68,908
Zambia (Republic of) Credit Linked Nts.,
Zero Coupon due 02/21/07	225,957	212,958
Zambia (Republic of) Credit Linked Nts.,
Zero Coupon due 02/21/07	93,477	86,265

Credit Suisse First Boston Corp.,
U.S. Dollar/South African Rand Linked Nts., Series Fbi 43,
4.465% due 05/23/22 (c)	$245,000	$237,234
Credit Suisse First Boston Corp. (Cayman),
Turkey (Republic of) Credit Linked Nts.,
Series EMG 7, 15.00% due 02/10/10 (TRY)	1,013,000	818,084
Credit Suisse First Boston International,
Lukoil Credit Linked Nts.,
Series Fbi 105, 7.25% due 11/19/09 (RUB)	9,640,000	353,281
Moscow (City of) Credit Linked Nts.,
Series Fbi 101, 10.00% due 12/31/10 (RUB)	8,645,000	354,723
Moscow (City of) Credit Linked Nts.,
Series Fbi 98, 11.00% due 04/21/09 (RUB)	8,895,000	357,148
OAO Gazprom Credit Linked Nts.,
8.11% due 01/21/07 (RUB)	9,335,000	341,935
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	166,586
Credit Suisse First Boston, Inc. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts.,
20.00% due 10/18/07	120,000	140,750
Turkey (Republic of) Credit Linked Nts.,
Series EM 880, 20.00% due 10/18/07	395,000	510,462
Turkey (Republic of) Credit Linked Nts.,
Series EMG 4, Zero Coupon due 07/05/06 (TRY)	650,323	468,189
Ukraine (Republic of) Credit Linked Nts.,
11.94% due 12/30/09 (UAH)	200,000	44,721
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	50,088
Ukraine (Republic of) Credit Linked Nts.,
Series NPC 12, 11.94% due 12/30/09 (UAH)	1,460,000	326,465
Deutsche Bank AG,
Argentina (Republic of) Credit Linked Nts.,
Zero Coupon due 12/21/11 (ARS)	940,000	736,746
Brazil (Federal Republic of) Credit Linked Nts.,
Series E, Zero Coupon due 03/03/10	600,000	412,980
Brazil (Republic of) Credit Linked Nts.,
Zero Coupon due 08/18/10 (BRL)	525,000	340,329
Campania Total Return Linked Nts.,
3.207% due 07/30/10 (EUR)	1,800,000	2,197,016
Compania Total Return Linked Nts.,
3.207% due 07/30/10 (EUR)	1,550,000	1,891,874
Egypt (The Arab Republic of) Credit Linked Nts.,
Zero Coupon due 05/23/06 (EGP)	985,000	171,652
European Investment Bank Russian Federation Credit Linked Nts.,
Zero Coupon due 01/19/10 (a)	240,000	201,060

Halyk Bank of Kazakhstan Total Return Linked Nts.,
Series I 7.25% due 03/20/09 (KZT)	$64,250,000	$502,842
Indonesia (Republic of) Credit Linked Nts.,
9.50% due 06/22/15	280,000	246,064
Indonesia (Republic of) Credit Linked Nts.,
14.25% due 06/22/13	294,400	337,647
Moscow (City of) Credit Linked Nts.,
10.00% due 03/30/10 (RUB)	6,213,750	251,057
Nigeria (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 01/27/09 (NGN)	22,600,000	198,103
Nigeria (Republic of) Credit Linked Nts.,
Zero Coupon due 02/24/09 (NGN)	16,800,000	137,813
Peru (Republic of) Credit Linked Nts.,
6.211% due 02/20/11	225,000	218,965
Romania (The State of) Credit Linked Nts.,
11.49% due 12/06/06 (RON)	262,880	95,993
Russian Federation Credit Linked Nts.,
Zero Coupon due 12/02/09 (RUB)	6,685,000	257,658
Treasury Bills Total Return Linked Nts.,
Zero Coupon due 12/12/06 (EGP)	2,290,000	375,484
Turkey (Republic of) Credit Linked Nts.,
Zero Coupon due 10/18/07 (TRY)	130,000	114,483
Turkey (Republic of) Credit Linked Nts.,
Zero Coupon due 02/10/10 (TRY)	85,000	68,594
Ukraine (Republic of) 5 yr. Credit Linked Nts.,
8.36% due 08/19/10	260,000	261,430
Ukraine (Republic of) 5.5 yr. Credit Linked Nts.,
8.46% due 02/22/11	260,000	261,430
Ukraine (Republic of) 6 yr. Credit Linked Nts.,
8.56% due 08/19/11	260,000	261,430
Ukraine (Republic of) 6.5 yr. Credit Linked Nts.,
8.64% due 02/21/12	260,000	261,430
Ukraine (Republic of) 7 yr. Credit Linked Nts.,
8.71% due 08/20/12	260,000	261,430
Ukraine (Republic of) Credit Linked Nts.,
5.592% due 05/16/07 (UAH)	770,000	149,729
Ukraine (Republic of) Credit Linked Nts.,
10.208% due 07/01/09 (UAH)	1,109,600	243,899
Ukraine (Republic of) Credit Linked Nts.,
11.94% due 12/30/09 (UAH)	92,000	20,456
Ukraine (Republic of) Credit Linked Nts.,
11.94% due 12/30/09 (UAH)	325,000	72,263
Ukraine (Republic of) Credit Linked Nts.,
29.25% due 05/31/06 (UAH)	588,000	118,046
Ukraine (Republic of) Credit Linked Nts.,
Series A, 5.592% due 05/16/07 (UAH)	770,000	149,729

Videocon International Ltd. Credit Linked Nts,
Zero Coupon due 12/29/09	$590,000	$588,289
Emblem Finance Co. Ltd.,
Kingdom of Swaziland Credit Linked Nts.,
7.07% due 06/20/10 (a)(c)	420,000	400,806
JP Morgan Chase Bank,
Argentina (Republic of) Credit Linked Nts.,
Zero Coupon due 12/19/11 (f)	2,050,246	658,617
Brazil (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 11/30/12 (a)	454,316	318,294
Brazil (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 06/01/13 (BRL)	2,010,000	343,936
Brazil (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 01/02/15 (BRL)	3,730,000	518,335
Brazil (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 01/02/15 (BRL)	1,250,600	173,788
Brazil (Federal Republic of) Credit Linked Nts.,
Zero Coupon due 05/15/45 (f)	1,475,000	821,649
Lehman Brothers International,
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90% due 02/08/10 (RON)	279,800	107,012
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
15.00% due 02/11/10 (TRY)	460,000	373,507
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
20.00% due 10/18/07	135,349	174,072
Lehman Brothers Special Financing, Inc.,
Romania (The State of) Treasury Bills Linked Nts.,
7.75% due 04/18/08 (RON)	70,000	23,857
Romania (The State of) Treasury Bills Total Return Linked Nts.,
Zero Coupon due 04/18/08 (RON)	170,000	57,937
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.75% due 03/10/08 (RON)	880,000	319,504
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.25% due 04/18/10 (RON)	71,000	26,120
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.50% due 03/05/07 (RON)	118,000	43,671
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.50% due 03/08/10 (RON)	754,500	271,183

Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90% due 02/11/08 (RON)	$640,300	$240,429
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
15.00% due 02/10/10 (TRY)	400,000	327,020
Morgan Stanley Capital Services, Inc.,
Philippines (Republic of) Credit Linked Nts.,
Zero Coupon due 06/20/16	120,000	120,000
Philippines (Republic of) Credit Linked Nts.,
5.042% due 09/20/15	340,000	365,432
Philippines (Republic of) Credit Linked Nts.,
5.049% due 09/20/15 (c)	3,350,000	3,753,675
United Mexican States Credit Linked Nts.,
Zero Coupon due 11/20/15	300,000	297,090
Venezuela (Republic of) 10 yr. Credit Linked Nts.,
Zero Coupon due 11/20/15	650,000	714,545
Venezuela (Republic of) Credit Linked Nts.,
Zero Coupon due 05/20/10	385,000	394,144
Spain Letras Del Tesoro,
Treasury Bills Zero Coupon due 06/23/06 (EUR)	80,000	96,409
UBS AG,
Israel (State of) Credit Linked Nts.,
Zero Coupon due 04/05/14 (c)	1,742,800	425,255
UBS AG Jersey Branch,
Sr. Nts.
8.40% due 02/10/16 (a)	610,000	620,369
Total Structured Instruments (cost: $43,550,081)		$45,521,301

	expiration	strike		contracts/face	market value
	date	price		subject to call/put	(note 1)
Options Purchased — .05%
Brazilian Real Call	06/06	2.36		3,240,000	$33,372
Japanese Yen Call	06/06	2.35		3,220,000	18,489
Japanese Yen Put (i)	09/06	1.19	JPY	16,460,000	104,930
Mexican Peso Call	10/06	11.40		360,000	5,206
Mexican Peso Put	10/06	11.40		360,000	16,175
Total Options Purchased (cost: $200,306)					$178,172

Short-Term Investments — 6.08%
Triparty Repurchase Agreement dated March 31, 2006 with Investors Bank & Trust Co., effective yield of 3.15%, due April 3, 2006, collateralized by U.S. Treasury Bonds, 4.50%, February 15, 2036, with a value of $1,727,019	$1,693,155	$1,693,155
U.S. Treasury Bills, 4.355% due 05/11/06	11,150,000	11,096,046
U.S. Treasury Bills, 4.435% due 05/18/06	730,000	725,773
U.S. Treasury Bills, 4.45% due 05/18/06	930,000	924,597
U.S. Treasury Bills, 4.465% due 05/18/06	2,700,000	2,684,261
U.S. Treasury Bills, 4.54% due 05/18/06	2,630,000	2,614,412
Total Short-Term Investments (cost: $19,738,244)		$19,738,244
Total Securities (cost: $332,698,943) — 103.10%		$334,831,472
Other Assets and Liabilities, Net — (3.10)%		$(10,077,938)
Net Assets — 100.00%		$324,753,534

The accompanying notes are an integral part of these statements of investments.

Atlas U.S. Government and Mortgage Securities Fund                                                                                                                                                                                                                         March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Asset-Backed Securities — 3.39%

		market value
	face amount	(note 1)
Commercial MBS — .95%
Countrywide Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36	$370,000	$366,937
Series 2005-17, Cl. 1AF1, 5.02% due 05/25/36 (c)	739,634	740,105
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36	250,000	247,862
Residential Asset Mortgage Products, Inc.,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	820,000	814,619
Home Equity — 1.65%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.998% due 11/25/35 (c)	530,000	529,995
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	603,270	599,593
First Franklin Mtg. Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 5.03% due 11/25/35 (c)	1,570,000	1,569,986
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.028% due 01/20/35 (c)	701,998	702,197
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68% due 01/25/36	380,000	377,524
Student Loan ABS — .79%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	1,055,552	1,052,999
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	751,803	748,669
Total Asset-Backed Securities (cost: $7,781,641)		$7,750,486

Mortgage-Backed Obligations — 107.04%

		market value
	face amount	(note 1)
Government-Sponsored Enterprises — 106.69%
Fannie Mae,
4.50% due 04/01/21 (n)	$7,500,000	$7,169,535
5.00% due 06/01/18-11/01/33	16,779,005	16,358,738
5.00% due 04/01/36-05/01/36 (n)	12,441,000	11,833,169
5.50% due 05/01/24-12/01/33	69,416,258	67,980,549
5.50% due 04/01/36-05/01/36 (n)	19,023,000	18,559,976
6.00% due 02/01/17-11/01/32	31,521,523	31,624,890
6.00% due 12/01/16 (k)	1,795,441	1,820,561

1

6.50% due 11/01/31-11/01/32	$16,934,756	$17,324,450
7.00% due 02/01/34-01/01/36	10,242,183	10,552,022
7.00% due 04/01/36 (n)	6,170,000	6,353,175
7.50% due 12/01/17-01/01/33	1,091,514	1,142,107
8.00% due 12/01/24-02/01/28	1,459,264	1,554,039
8.50% due 08/01/14-03/01/27	454,768	487,576
9.00% due 06/01/21-04/01/25	308,035	335,747
9.50% due 10/01/20-11/01/20	2,534	2,787
Freddie Mac,
4.50% due 05/01/19	3,140,422	3,001,875
5.00% due 04/01/36 (n)	43,244,000	41,135,855
6.00% due 05/01/18-10/01/32	4,421,678	4,468,189
6.50% due 04/01/18	478,188	488,433
7.00% due 12/01/23-05/01/29	346,565	357,245
7.50% due 04/01/23-05/01/24	879,224	920,850
8.00% due 06/01/24-11/01/26	336,276	358,754
8.50% due 10/01/21-08/01/26	99,192	106,810
9.00% due 08/01/19-10/01/24	179,436	195,018
9.50% due 09/01/16-05/01/21	27,117	29,361
10.00% due 08/01/17-08/01/20	5,022	5,510
10.50% due 12/01/18-05/01/20	18,769	20,764
U.S. Government Agencies — .35%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	650,113	684,147
8.00% due 04/15/23-06/15/25	112,169	120,106
8.50% due 07/15/16	2,545	2,724
Total Mortgage-Backed Obligations (cost: $248,854,546)		$244,994,962

Collateralized Mortgage Obligations — 26.12%

		market value
	face amount	(note 1)
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Cl. A4, 4.783% due 07/10/43	$1,400,000	$1,351,398
Series 2005-3, Cl. A2, 4.501% due 07/10/43	1,140,000	1,100,116
Series 2005-6, Cl. A4, 4.978% due 09/10/47	2,760,000	2,690,137
Banc of America Mtg. Securities,
Series 2005-E, Cl. 2A2, 4.978% due 06/25/35 (c)	198,028	197,669
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	250,000	250,000
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Cl. A4, 5.40% due 07/15/44 (c)	1,250,000	1,225,310
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	1,923,286	1,946,125
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	2,160,636	2,176,764

2

Fannie Mae,
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	$508,000	$491,976
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	1,929,246
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,531,331
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	620,000	592,285
Series 2005-109, Cl. AH, 5.50% due 12/25/25	3,055,000	2,943,458
Series 2005-71, Cl. DB, 4.50% due 08/25/35	4,000,000	3,651,051
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 3.082% due 11/25/31 (c)(g)	1,398,660	122,315
Series 2003-118, Cl. S, 3.282% due 12/25/33 (c)(g)	2,361,127	275,637
Series 2005-40, Cl. SA, 1.882% due 05/25/35 (c)(g)	6,433,757	296,550
Series 2005-40, Cl. SB, 1.932% due 05/25/35 (c)(g)	6,494,883	292,512
Series 2005-63, Cl. SA, 1.882% due 10/25/31 (c)(g)	371,948	16,745
Series 2005-71, Cl. SA, 1.932% due 08/25/25 (c)(g)	1,985,178	99,604
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	2,546,528	587,093
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	2,499,992	606,962
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	2,628,745	602,172
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	301,997	76,265
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	3,000,557	716,567
Series 331, Cl. 9, 6.50% due 12/01/32 (g)	3,547,827	790,890
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	7,228,387	1,782,616
Series 338, Cl. 2, 5.50% due 06/01/33 (g)	3,175,297	780,384
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 322, Cl. 1, Zero Coupon due 04/01/32	812,024	617,747
Series 333, Cl. 1, Zero Coupon due 04/01/33	3,305,785	2,416,912
Freddie Mac,
Series 2016, Cl. G, 6.50% due 04/15/28	491,493	500,601
Series 2058, Cl. TE, 6.50% due 05/15/28	475,437	483,914
Series 2072, Cl. A, 6.50% due 07/15/28	1,709,212	1,729,065
Series 2078, Cl. PE, 6.50% due 08/15/28	896,867	912,490
Series 2173, Cl. Z, 6.50% due 07/15/29	954,328	974,741
Series 2326, Cl. ZP, 6.50% due 06/15/31	40,854	41,573
Series 2504, Cl. FP, 5.249% due 03/15/32 (c)	768,244	777,705
Series 2515, Cl. FP, 5.149% due 10/15/32 (c)	2,869,682	2,892,738
Series 2534, Cl. EF, 5.099% due 05/15/22 (c)	8,146,983	8,192,424
Series 2613, Cl. BM, 2.25% due 04/15/16	94,539	94,343
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2136, Cl. SG, 2.901% due 03/15/29 (c)(g)	4,097,423	264,026
Series 2399, Cl. SG, 3.201% due 12/15/26 (c)(g)	2,498,641	178,719
Series 2493, Cl. S, 3.351% due 09/15/29 (c)(g)	301,963	23,610
Series 3000, Cl. SE, 1.401% due 07/15/25 (c)(g)	3,115,826	100,760

3

Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 183, Cl. IO, 7.00% due 04/01/27 (g)	$1,670,327	$383,540
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	576,585	144,017
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	776,921	177,382
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	660,000	647,457
Government National Mortgage Association,
Series 2001-33, Cl. PA, 5.50% due 04/20/31	28,167	28,091
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	720,000	712,210
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	271,155
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	950,000	925,853
Series 2006-CB14, Cl. A4, 5.481% due 12/12/44	1,000,000	991,250
Series 2006-LDP6, Cl. A4, 5.475% due 04/15/43	1,150,000	1,137,569
JP Morgan Mtg. Trust,
Series 2005-S2, Cl. 3A1, 6.741% due 02/25/32 (c)	1,811,672	1,816,030
Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	790,000	775,147
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	659,090	658,060
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	790,000	772,292
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 5.068% due 07/25/45 (c)	1,031,358	1,031,358
Total Collateralized Mortgage Obligations (cost: $60,483,707)		$59,795,957

Short-Term Investments — .55%
Fannie Mae, Disc. Nts.,
4.65% due 04/03/06	454,000	453,883
Federal Home Loan Bank, Disc. Nts.,
4.60% due 04/03/06	800,000	799,795
Total Short-Term Investments (cost: $1,253,678)		$1,253,678
Total Securities (cost: $318,373,572) — 137.10%		$313,795,083
Other Assets and Liabilities, Net — (37.10)%		$(84,920,331)
Net Assets — 100.00%		$228,874,752

The accompanying notes are an integral part of these statements of investments.

4

Atlas California Municipal Money Fund                                                                                                  March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Commercial Paper — 11.45%

		market value
	face amount	(note 1)
General Obligations — 11.45%
Regents of University of California, 3.18% due 06/08/06	$1,500,000	$1,500,000
Sacramento, Municipal Utility District, 3.06% due 04/18/06	2,000,000	2,000,000
San Joaquin County, 3.18% due 04/05/06	2,400,000	2,400,000
Total Commercial Paper (cost: $5,900,000)		$5,900,000

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes — 12.28%
Fremont Unified High School District, Tax and Revenue Anticipation Nts., 4.00% due 07/06/06	$1,800,000	$1,806,552
Los Altos School District, Tax and Revenue Anticipation Nts., 4.00% due 07/06/06	1,000,000	1,003,640
Los Angeles, Unified School District, Series A, 4.25% due 10/18/06	1,500,000	1,510,698
State Infrastructure & Economic Development Bank, Salvation Army West, Nts., 3.40% due 11/13/06	1,000,000	1,000,000
State, General Obligation, Revenue Anticipation Nts., 4.50% due 06/30/06	1,000,000	1,003,627
Total Fixed Rate Bonds and Notes (cost: $6,324,517)		$6,324,517

		market value
	face amount	(note 1)
Variable Rate Demand Notes * — 74.94%
Alameda County, Industrial Development Authority Revenue, Tool Family Partnership, Series A, AMT, 3.17% due 07/01/27	$800,000	$800,000
Anaheim, COP, 1993 Refinancing Projects, AMBAC Insured, 3.12% due 08/01/19	1,300,000	1,300,000
Bay Area Toll Authority, Toll Bridge Revenue, Series A, AMBAC Insured, 3.05% due 04/01/36	1,100,000	1,100,000
Big Bear Lake, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 3.20% due 12/01/28	1,400,000	1,400,000

1

Concord, Multi-Family Mortgage Revenue, FNMA Insured, 3.09% due 07/15/18	$1,250,000	$1,250,000
Grant, Joint Union High School District, Bridge Funding Program, FSA Insured, 3.13% due 07/01/37	300,000	300,000
FSA Insured, 3.13% due 12/01/21	1,900,000	1,900,000
Irvine, Revenue, Series A, 3.10% due 09/02/30	1,600,000	1,600,000
Los Angeles County, Community Willowbrook Partnership, 3.75% due 11/01/15	1,500,000	1,500,000
Los Angeles, COP, Unified School District, Belmont Learning Complex, Series A, 2.76% due 12/01/17	400,000	400,000
Modesto, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, FNMA Insured, 3.12% due 05/15/31	1,000,000	1,000,000
Northern California Transmission Agency Revenue, Series B, 3.49% due 08/01/06	1,000,000	1,000,000
Oakland, COP, Capital Equipment Project, 3.17% due 12/01/15	500,000	500,000
Orange County, Airport Development Revenue, Aliso Creek/Aliso-Holly Oaks Partners, FHLMC Insured, 3.10% due 11/01/22	1,600,000	1,600,000
Pittsburg, Redevelopment Agency, AMBAC Insured, 3.14% due 09/01/35	500,000	500,000
Pollution Control Financing Authority, Pacific Control Revenue, Pacific Gas & Electric Corp., 3.15% due 11/01/26	2,200,000	2,200,000
Pacific Gas & Electric Corp., AMT, 3.19% due 11/01/26	1,000,000	1,000,000
Riverside County Housing Authority, Multi-Family Mortgage Revenue, Mountain View Apts., Series A, 3.16% due 08/01/25	655,000	655,000
Sacramento, Sanitation District Financing Authority Revenue, Series C, 3.15% due 12/01/30	1,500,000	1,500,000
San Francisco, City & County, Redevelopement Agency, Fillmore Center, Series B-1, FHLMC Insured, 2.96% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue, Hayes Mansion, Series D, AMBAC Insured, 3.13% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue, Series B, FSA Insured, 3.12% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue, Series B-1, 3.15% due 05/01/22	2,300,000	2,300,000
Series B-2, 3.07% due 05/01/22	2,400,000	2,400,000
Series C-12, 3.13% due 05/01/22	600,000	600,000

2

State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 3.14% due 09/01/25	$100,000	$100,000
Catholic Healthcare, Series B, MBIA Insured, 3.16% due 07/01/16	800,000	800,000
MBIA Insured, 3.21% due 10/01/21	300,000	300,000
State, General Obligation, Kindergarten University, Series B-1, 3.15% due 05/01/34	400,000	400,000
Statewide Communities Development Authority, Robert Louis Stevenson, 3.13% due 01/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 3.17% due 12/15/24	1,600,000	1,600,000
3.18% due 04/05/06	1,200,000	1,200,000
Tulare, Health Care District, Health Facilities Revenue, 3.14% due 12/01/32	700,000	700,000
Total Variable Rate Demand Notes * (cost: $38,605,000)		$38,605,000
Total Securities (cost: $50,829,517) — 98.67%		$50,829,517
Other Assets and Liabilities, Net — 1.33%		$683,651
Net Assets — 100.00%		$51,513,168

The accompanying notes are an integral part of these statements of investments.

3

Atlas Money Market Fund                                                                                                                            March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

Commercial Paper — 45.62%

		market value
	face amount	(note 1)
Banks — 19.65%
Depfa Bank PLC,
4.41% due 05/18/06	$2,000,000	$1,988,485
Dexia Delaware LLC,
4.74% due 05/10/06	6,600,000	6,566,109
HBOS Treasury Services PLC,
4.81% due 06/16/06	6,500,000	6,433,996
Kredietbank North America,
4.72% due 05/15/06	6,500,000	6,462,502
Societe Generale North America,
4.58% due 04/05/06	2,800,000	2,798,575
UBS Americas, Inc.,
4.74% due 06/09/06	3,300,000	3,269,988
Diversified Financial Services — 23.28%
AIG Funding, Inc.,
4.66% due 04/04/06	4,400,000	4,398,291
Chevron Funding Corp.,
4.70% due 04/10/06	6,300,000	6,292,597
General Electric Capital Corp.,
4.65% due 05/18/06	6,000,000	5,963,575
ING (US) Funding LLC,
4.65% due 06/14/06	3,000,000	2,971,325
Prudential Funding Corp.,
4.72% due 04/24/06	6,500,000	6,480,399
Rabobank USA Financial Corp.,
4.66% due 04/17/06	6,500,000	6,486,538
Municipal — 2.69%
Duke University,
4.64% due 05/02/06	1,150,000	1,145,405
4.67% due 06/06/06	2,650,000	2,627,312
Total Commercial Paper (cost: $63,885,097)		$63,885,097

1

		market value
	face amount	(note 1)
Certificates of Deposit — 12.92%
Deutsche Bank AG, NY Branch, Yankee,	$2,000,000	$2,000,028
5.03% due 11/27/06
Royal Bank of Scotland, Yankee,
4.76% due 11/14/06	1,000,000	1,000,491
4.81% due 01/16/07	1,300,000	1,300,412
Societe Generale, NY Branch, Yankee,
4.90% due 11/07/06	3,700,000	3,700,000
Toronto-Dominion Bank, Yankee, 3.67% due 06/13/06	3,600,000	3,592,814
Wells Fargo Bank NA,
4.63% due 04/03/06	6,500,000	6,500,000
Total Certificates of Deposit (cost: $18,093,745)		$18,093,745

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes — 1.60%
Camden County, New Jersey, Impact Authority Revenue,
4.22% due 08/03/06	$1,700,000	$1,700,000
Maine, General Obligation,
Taxable Bond Anticpation Nts., 5.00% due 06/22/06	530,000	531,145
Total Fixed Rate Bonds and Notes (cost: $2,231,145)		$2,231,145

		market value
	face amount	(note 1)
Variable Rate Demand Notes * — 38.92%
Alaska, Housing Finance Corp.,
Zero Coupon due 04/07/06	$5,700,000	$5,695,582
Cuyuahoga County Ohio Economic Devolopment,
4.79% due 06/01/22	1,500,000	1,500,000
Florida Development Finance Corp., Industrial Development
Revenue,
4.91% due 04/01/27	6,200,000	6,200,000
New Jersey, Economic Development Authority Revenue,
MSNBC/CNBC,
Series B, 4.27% due 10/01/21	2,400,000	2,400,000
New York, State Dormitory Authority Revenue,
Series A, MBIA Insured, 4.85% due 12/15/14	5,525,000	5,525,000
New York, State Housing Finance Agency Revenue,
Kew Gardens, Series B, 4.83% due 05/15/36	2,000,000	2,000,000
4.92% due 11/15/36	3,400,000	3,400,000

2

New York, State Housing Finance Agency Service,
4.85% due 03/15/11	$3,700,000	$3,700,000
Oakland Alameda County Coliseum Authority Lease Revenue,
4.83% due 05/17/06	4,500,000	4,500,000
Rochester, New York, Institute of Technology,
Series A, 4.93% due 11/01/21	900,000	900,000
Sacramento County, California Taxable Pension,
Series C, 4.92% due 08/03/22	1,400,000	1,400,000
Salvation Army Eastern Trust,
4.80% due 09/29/06	4,275,000	4,275,000
Santa Clara Valley Water Municipal,
Zero Coupon due 06/02/06	2,610,000	2,589,233
Texas, Grand Prairie Sports Facilities Development Corp.,
Sales Tax Revenue,
Series A, 4.30% due 09/15/10	1,500,000	1,500,000
Transportation Agency of Northern California,
4.53% due 04/03/06	4,075,000	4,075,000
Washington, Housing Finance Commission, Multi-Family
Revenue,
Cambridge Apartments, Series B, 4.89% due 03/15/39	2,530,000	2,530,000
Renton Center, Series B, 4.88% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes * (cost: $54,499,815)		$54,499,815
Total Securities (cost: $138,709,802) — 99.06%		$138,709,802
Other Assets and Liabilities, Net — .94%		$1,318,764
Net Assets — 100.00%		$140,028,566

*

Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

**	Security is under a no-trade restriction ending August 16, 2006.
(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $225,026 or 0.36% of net assets in the Balanced Fund, $278,668 or 0.08% of net assets in the Global Growth Fund, $1,352,983 or 0.03% of net assets in the American Enterprise Bond Fund and $32,466,507 or 10.16% of net assets in the Strategic Income Fund.

(b)	Non-income producing security.
(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)	Represents the current interest rate for an increasing rate security.

3

(f)	Identifies issues considered to be illiquid. See Note 6 of Notes to Statements of Investments in Securities and Net Assets.
(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)	Interest or dividend is paid in kind.
(i)

Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)	Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombia Pesos
DOP	—	Dominican Republic Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RON	—	Romania New Lei
RUB	—	Russian Ruble
TRY	—	Turkish Lira
UAH	—	Ukraine Hryvna
USD	—	United States Dollar
ZAR	—	South African Rand

(k)

Securities in American Enterprise Bond Fund, California Municipal Bond Fund, National Municipal Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $659,703, $6,096,880, $1,145,390, $1,156,890 and $244,293, respectively, are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts.

(l)

Securities in Strategic Income Fund with an aggregate market value of $582,038 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 3 of Notes to Financial Statements.

4

(m)	Fair-valued security. See Note 1 of Notes to Statements of Investments in Securities and Net Assets.
(n)	When-issued security to be delivered and settled after March 31, 2006.
(o)

All or part of this security position is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 is $2,375,268 for Balanced Fund, $650,356 for Emerging Growth Fund, $3,178,505 for Global Growth Fund, $7,268,563 for Growth Opportunities Fund, $738,153 for Strategic Growth Fund and $714,814 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.
(q)	Securities with an aggregate market value of $2,136,499 have been designated to cover outstanding written call options and swaptions in the Strategic Income Fund, as follows:

	Number of		Exercise			Unrealized
	Options Subject	Expiration	Price/Strike	Premium	Market Value	Appreciation
	to Call/Put	Date	Price	Received	(See Note 1)	(Depreciation)
Written Options:
Japanese Yen Call	164,600	9/12/06	124,00JPY	$34,513	$39,174	$(4,661)

(r)	Issuer is in default.
(s)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$156,771,809	42.47%
Great Britain	45,387,953	12.30
Japan	40,871,361	11.07
France	21,480,544	5.82
Sweden	17,390,121	4.71
Germany	13,662,927	3.70
Switzerland	11,378,873	3.08
Korea, Republic of (South)	8,736,188	2.37
Bermuda	8,372,042	2.27
Netherlands	8,372,769	2.27
Brazil	5,486,487	1.49
Mexico	6,880,745	1.86
Canada	6,213,504	1.68
Hong Kong	2,991,624	0.81
Spain	2,702,600	0.73
Taiwan	2,287,795	0.62
Finland	2,323,864	0.63
Australia	1,644,373	0.51
Singapore	1,516,326	0.41
India	1,287,812	0.35
Portugal	1,282,542	0.35
Denmark	933,175	0.25
Norway	1,179,397	0.32
Italy	573,141	0.16
	$369,097,419	100.00%

5

ADR	—	American Depositary Receipt
AMBAC	—	AMBAC Indemnity Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Corporation
FSA	—	Financial Security Assurance Inc.
GDR	—	Global Depositary Receipt
MBIA	—	Municipal Bond Investors Assurance

The accompanying notes are an integral part of these statements of investments.

6

ATLAS FUNDS
Notes to Statements of Investments in Securities and Net Assets
March 31, 2006 (unaudited)

1.   Investment Valuation/Other Investment Policies March 31, 2006

Atlas Funds, a Delaware business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering seventeen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Independence Flagship Fund, the Atlas Star Spangled Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, and the Atlas Money Market Fund (individually, a “Fund”, or collectively, the “Funds”). All Funds are diversified with the exception of the Atlas Independence Flagship Fund, the Atlas Independence Star Spangled Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure. As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.62% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report and should be read in conjunction with the Statement of Investments in Securities and Net Assets of the Atlas S&P 500 Index Fund.

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments in Securities and Net Assets. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.                  Investment Valuation:   Fixed-income securities are valued by pricing services approved by the Trustees. Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on the information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less. Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less. All of the short-term securities are valued at amortized cost, which approximates market value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the closing bid price.

1

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the “Adviser”) to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Investments of Atlas Independence Flagship Fund, Atlas Independence Star Spangled Fund, and Atlas Eagle Bond Fund are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.                 Security Transactions:   Security transactions are recorded on the date securities are purchased or sold (trade date).

c.                  Security Credit Risk:   The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of March 31, 2006, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $611,723, representing 0.19% of the Fund’s net assets.

d.                 Municipal Bonds or Notes with “Puts”:   The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”. In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.                  Variable Rate Demand Notes:   The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. For purposes of calculating the portfolio’s weighted average maturity, the notes are generally assumed to mature on the next interest reset date.

f.                    To-Be-Announced Securities:   The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase. TBA’s are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of March 31, 2006 amounted to $11,810,358, $12,322,560 and $85,499,317 for the Atlas American Enterprise Bond Fund, Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

2

g.                  Options:   Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

h.                 Forward Contracts:   The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

i.                    Repurchase Agreements:   The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

j.                     Structured Notes:   The Atlas Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 13.83% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. (See Note 3).

k.                 Securities Lending:   The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As of March 31, 2006, the Atlas Balanced Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund, the Atlas Global Growth Fund, the Atlas Emerging Growth Fund and the Atlas Value Fund had securities on loan with aggregate market values of $2,375,268, $7,268,563, $738,153, $3,178,505, $650,356 and $714,814, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

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2.   Unrealized Appreciation/Depreciation - Tax Basis

As of March 31, 2006, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

				Growth
	Balanced	Emerging	Global Growth	Opportunities
	Fund	Growth Fund	Fund	Fund
Unrealized appreciation	$4,062	$14,142	$98,324	$97,734
Unrealized depreciation	$(1,314)	$(386)	$(2,903)	$(5,395)
Net unrealized appreciation (depreciation)	$2,748	$13,756	$95,421	$92,339
Cost of securities for federal income tax purposes	$61,934	$72,725	$273,676	$349,532

	Independence	Independence
	Flagship	Star Spangled	Strategic Growth	Value
	Fund	Fund	Fund	Fund
Unrealized appreciation	$12,732	$66	$16,231	$11,659
Unrealized depreciation	$(387)	$—	$(1,644)	$(1,745)
Net unrealized appreciation (depreciation)	$12,345	$66	$14,587	$9,914
Cost of securities for federal income tax purposes	$120,301	$3,977	$85,597	$118,842

	American	California	Independence	National
	Enterprise	Municipal	Eagle Bond	Municipal
	Bond Fund	Bond Fund	Fund	Bond Fund
Unrealized appreciation	$180	$15,796	$—	$4,957
Unrealized depreciation	$(1,108)	$(1,261)	$(27)	$(416)
Net unrealized appreciation (depreciation)	$(928)	$14,535	$(27)	$4,541
Cost of securities for federal income tax purposes	$61,606	$484,611	$3,793	$157,735

	Strategic	U.S. Government	California
	Income	and Mortgage	Municipal	Money Market
	Fund	Securities Fund	Money Fund	Fund
Unrealized appreciation	$9,060	$950	$—	$—
Unrealized depreciation	$(7,450)	$(5,537)	$—	$—
Net unrealized appreciation (depreciation)	$1,610	$(4,587)	$—	$—
Cost of securities for federal income tax purposes	$333,221	$318,382	$50,830	$138,710

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3.   Forward Contracts

As of March 31, 2006, the Atlas Strategic Income Fund had open foreign currency contracts as follows:

	Settlement Date	Contract Amount (000’s)		Market Value as of 3/31/06	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinian Peso	04/03/06-05/03/06	8,200	ARS	$2,660,318	$(4,132)
Australian Dollar	05/08/06	3,720	AUD	2,660,363	(126,940)
British Pound Sterling	09/05/06	800	GBP	1,393,428	(6,768)
Brazilian Real	04/04/06-1/05/10	19,878	BRL	8,308,861	925,759
Canadian Dollar	04/28/06	3,310	CAD	2,836,859	(58,117)
Chilean Peso	04/06/06-04/28/06	420,000	CLP	797,039	(5,745)
Czech Republic Koruna	04/03/06	3,100	CZK	1,319,935	10,261
Euro Dollar	04/18/06-09/05/06	13,690	EUR	16,667,491	137,077
Indian Rupee	04/07/06	58,000	INR	1,299,552	(6,019)
Indonesian Rupiah	04/03/06	9,090,000	IDR	1,000,330	83,537
Japanese Yen	04/05/06-09/05/06	4,308,000	JPY	36,764,740	(690,490)
Korean Won	05/02/06-06/05/06	1,668,000	KRW	1,734,610	14,440
Mexican Peso	04/17/06-04/25/06	23,050	MXN	2,114,679	(6,911)
New Zealand Dollar	05/08/06	3,630	NZD	2,230,449	(146,802)
Norwegian Krone	05/03/06-06/14/06	37,550	NOK	5,774,997	102,020
Swedish Krona	05/15/06	22,000	SKK	2,836,965	(26,249)
Swiss Franc	05/02/06-06/09/06	9,035	CHF	6,957,137	(82,654)
Thai Baht	04/17/06	49,000,000	THB	1,261,086	19,039
Turkish Lira	11/07/05-02/01/08	5,022	TRL	3,545,984	393,594
				$107,674,507	524,900
Contracts to Sell:
Argentinean Peso	04/03/06	4,100	ARS	$1,330,629	1,190
Australian Dollar	05/08/06	3,720	AUD	2,660,363	74,347
Brazilian Real	04/04/06-09/22/06	13,775	BRL	2,849,863	(126,421)
British Pound Sterling	06/15/06-09/05/06	3,140	GBP	5,463,938	(6,605)
Canadian Dollar	04/28/06-08/17/06	210	CAD	180,200	3,338
Chinese Yuan	04/17/06	10,000	CYN	1,247,318	965
Czech Republic Koruna	04/03/06-05/03/06	62,000	CZK	2,642,822	(20,085)
Euro Dollar	04/18/06-09/06/06	20,215	EUR	24,622,206	(187,540)
Indonesian Rupiah	04/03/06	9,090,000	IDR	1,000,330	(59,386)
Japanese Yen	04/05/06-09/05/06	3,790,000	JPY	32,383,478	252,832
New Taiwan Dollar	04/17/06	42,000,000	TWD	1,294,081	6,752
New Zealand Dollar	05/08/06	3,630	NZD	2,230,449	153,953
Norwegian Krone	05/03/06	19,000	NOK	2,903,031	(66,863)
Peruvian New Sol	05/04/06	2,080	PEN	618,880	(3,677)
South African Rand	04/11/06-04/12/06	7,100	ZAR	1,151,492	7,553
Swiss Franc	04/18/06-06/09/06	9,915	CHF	7,629,278	(18,674)
				$94,098,499	11,679
Net unrealized gain.					$536,579

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4.   Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of March 31, 2006, the Atlas American Enterprise Bond Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/2006	Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	06/06	40	$4,366,250	$(128,056)
Contracts to Sell:
Euro-Bundesobligation	06/06	10	$1,420,335	16,224
U.S. Treasury Notes, 2 Yr.	06/06	42	8,562,094	13,593
U.S. Treasury Notes, 5 Yr.	07/06	5	731,063	5,195
U.S. Treasury Notes, 10 Yr.	06/06	10	2,659,766	15,943
			$13,373,258	50,955
Net unrealized loss				$(77,101)

As of March 31, 2006, the Atlas California Municipal Bond Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/2006	Gain (Loss)
Contracts to Sell:
U.S. Long Bonds	06/06	55	$6,003,594	$116,147

6

As of March 31, 2006, the Atlas National Municipal Bond Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/2006	Gain (Loss)
Contracts to Sell:
U.S. Long Bonds	06/06	18	$1,964,813	$38,012

As of March 31, 2006, the Atlas Strategic Income Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/2006	Gain (Loss)
Contracts to Purchase:
Japan 10 Yr. Bond	06/06	8	$9,075,053	$(91,341)
Hang Seng Idex	04/06	3	305,633	(1,044)
Long Gilt	06/06	1	194,031	(991)
S&P/MIB Index	06/06	1	226,227	(4,310)
Japan Government Mini Bonds, 10 Yr.	06/06	9	1,019,414	(11,054)
Spi 200 Index	06/06	4	367,747	14,091
NASDAQ 100 Index	06/06	33	1,135,200	7,890
MSCI Taiwan Index	04/06	12	335,280	4,147
			$12,658,585	(82,612)
Contracts to Sell:
Cac 40 Index	04/06	18	$1,138,547	(16,812)
Dax Index	06/06	3	545,626	(5,779)
Euro-Bundesobligation	06/06	6	852,201	9,920
Ftse 100 Index	06/06	6	622,498	1,272
Nikkei 225 Index	06/06	8	1,157,331	(92,512)
S&P 500 Index	06/06	98	6,386,170	(66,646)
S&P/Tse 60 Index	06/06	3	352,261	(5,192)
U.S. Long Bonds	06/06	2	218,313	192
U.S. Treasury Notes, 10 Yr.	06/06	67	7,128,172	7,671
U.S. Treasury Notes, 2 Yr.	06/06	92	18,755,063	28,875
U.S. Treasury Notes, 5 Yr.	07/06	239	24,960,563	188,639
			$37,459,890	49,628
Net unrealized loss				$(32,984)

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As of March 31, 2006, the Atlas U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	3/31/2006	Gain (Loss)
Contracts to Purchase:
US Treasury Note, 5 Yr.	07/06	38	$3,986,625	$(17,963)
U.S. Long Bonds	06/06	30	3,274,688	(66,565)
			$7,261,313	(84,528)
Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	06/06	302	$61,565,531	115,948
U.S. Treasury Notes, 10 Yr.	06/06	271	53,505,331	268,013
			$115,070,862	383,961
Net unrealized gain				$299,433

5.   Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is cancelled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments in Securities and Net Assets where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments in Securities and Net Assets.

8

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Atlas Strategic Income Fund for the three months ended March 31, 2006 were as follows:

	Call Options		Put Options
	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 2005	3,350,000	$13,735	0	$0
Options written	164,600	34,513	0	0
Options closed or expired	(3,350,000)	(13,735)	0	0
Options exercised	0	0	0	0
Options outstanding at March 31, 2006	164,600	$34,513	0	$0

6.   Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At March 31, 2006, the value of illiquid securities and the resulting percentage of net assets amounted to $278,668 or 0.08% in the Atlas Global Growth Fund and $10,396,141 or 3.21% in the Atlas Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

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7.   Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of March 31, 2006, the Atlas Strategic Income Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
620,000 USD	1/20/12	Agreement with Citigroup Global Markets dated 1/14/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of United Mexican States, 7.50% due 04/08/33.	$548
620,000 USD	1/20/12	Agreement with Citigroup Global Markets dated 1/14/06 to receive 0.65% per year times the notional amount. The Fund pays the notional amount upon default of Russian Federation, 5.00% due 03/31/30.	(3,661)
645,000 USD	12/20/15	Agreement with Citigroup Global Markets dated 12/06/05 to pay 0.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of the Republic of Hungary, 4.50% due 01/29/14.	(8,938)

10

305,000 USD	4/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 month USD-LIBOR-BBA +3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	315,272
305,000 USD	10/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 month USD-LIBOR-BBA +4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	320,701
640,000 USD	3/20/11	Agreement with Deutsche Bank AG dated 3/15/06 to pay 1.88% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13.	(1,955)
1,200,000 USD	3/20/11	Agreement with Deutsche Bank AG dated 3/14/06 to pay 3.64% per year times the notional amount. The Fund receives payment of the notional amount upon default of the Republic of Peru, 8.75% due 11/21/33.	(10,994)
1,200,000 USD	3/20/11	Agreement with Deutsche Bank AG dated 3/14/06 to pay 1.32% per year times the notional amount. The Fund receives payment of the notional amount upon default of the Republic of Colombia, 10.375%, due 1/28/33.	2,580
75,000 USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay 2.00% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	(63)
320,000 USD	10/9/13	Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(32,617)
1,200,000 USD	8/20/09	Agreement with Lehman Brothers dated 8/6/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(55,341)
174,000 USD	10/20/10	Agreement with Morgan Stanley dated 9/30/05 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13.	424
355,000 USD	1/20/11	Agreement with Morgan Stanley dated 1/11/06 to pay 1.77% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13.	(390)

11

300,000 USD	3/20/11	Agreement with Morgan Stanley dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	210
1,075,000 USD	3/20/11	Agreement with Morgan Stanley dated 3/15/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of United Mexican States, 7.50% due 4/8/33.	1,156
300,000 USD	6/20/11	Agreement with Morgan Stanley dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment of the notional amount upon default of Indonesia, 6.75% due 3/10/14.	(799)
350,000 USD	8/20/15	Agreement with Morgan Stanley dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Colombia, 10.375% due 1/28/33.	(40,539)
925,000 USD	3/20/16	Agreement with Morgan Stanley dated 2/27/06 to pay 2.98% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of the Phillipines, 10.63% due 3/16/25.	(13,542)
1,310,000 USD	9/20/15	Agreement with Deutsche Bank AG dated 11/29/05 to pay 3.69% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of the Philippines, 10.625% due 3/16/25.	(64,064)
640,000 USD	3/20/11	Agreement with UBS AG dated 3/14/06 to pay 1.84% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Ukraine, 7.65% due 6/11/13.	(450)
Interest Rate Swaps
460,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	1,318
736,000 USD	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/23/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	7201
509,000,000 KRW	2/1/11	Agreement with Citigroup Global Markets, Inc. dated 2/01/06 to receive the notional amount multiplied by 4.99% and to pay the notional amount multiplied by the 3 month Floating Rate KRW-CD-KSDA.	(701)

12

340,000,000 KRW	2/14/11	Agreement with Citigroup Global Markets, Inc. dated 2/13/06 to receive the notional amount multiplied by 4.90% and to pay the notional amount multiplied by the 3 month Floating Rate KRW-CD-KSDA-Bloomberg.	(283)
36,475,000 USD	1/15/09	Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount multiplied by the INR-MIBOR- OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.	61,792
19,150,000 USD	8/19/09	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the TWD-TELERATE 6165 and to pay the notional amount multiplied by 2.585%.	(9,944)
420,000,000 KRW	3/2/11	Agreement with Deutsche Bank AG dated 3/2/06 to receive the notional amount multiplied by 4.86% and to pay the notional amount multiplied by the KRW-CD-KSDA-Bloomberg.	(2,244)
4,000,000 USD	5/12/14	Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount multiplied by 5.32% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	(11,364)
600,000 USD	5/13/15	Agreement with Deutsche Bank AG dated 5/11/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	78,731
330,000 USD	6/23/15	Agreement with Deutsche Bank AG dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	32,492
1,230,000 PLN	7/1/10	Agreement with First Boston dated 7/01/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month WIBOR.	(13,358)
3,270,000 MXN	7/9/15	Agreement with First Boston dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	(12,648)
572,970 USD	1/2/07	Agreement with Goldman Sachs dated 2/3/05 to receive the notional amount multiplied by 17.72% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	3,246
2,628,000 USD	1/2/07	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	11,599

13

446,580 BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	3,860
545,820 BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	4,673
5,656,195 BRL	1/2/08	Agreement with Goldman Sachs dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the BRL floating BRR-CDI-COMPOUNDED.	27,755
925,006 BRL	1/2/08	Agreement with Goldman Sachs dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	2,629
7,770,000 USD	12/31/09	Agreement with Goldman Sachs dated 1/6/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	360
3,890,000 USD	1/5/10	Agreement with Goldman Sachs dated 1/10/05 to receive the notional amount multiplied by 9.74% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(296)
3,120,000 USD	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(166)
1,500,000 USD	3/5/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(113)
3,350,000 MXN	5/8/15	Agreement with Goldman Sachs dated 5/19/05 to receive the notional amount multiplied by the 28 day floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.70%.	(407)
2,825,000 MXN	5/29/15	Agreement with Goldman Sachs dated 6/9/05 to receive the notional amount multiplied by the MXN floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.43%.	(273)
2,825,000 MXN	6/1/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO.	(205)

14

2,840,000 MXN	6/4/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 9.98% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(539)
1,630,000 MXN	6/24/15	Agreement with Goldman Sachs dated 7/6/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(154)
1,400,000 MXN	2/5/16	Agreement with Goldman Sachs dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the MXN-TIIE-BANXICO.	(96)
1,950,000 MXN	8/31/20	Agreement with Goldman Sachs dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(308)
5,900,000 MXN	8/26/25	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(807)
3,600,000 MXN	8/28/25	Agreement with Goldman Sachs dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(377)
99,000,000 HUF	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate HUF-BUBOR-REUTERS.	(2,578)
725,000 USD	4/30/14	Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied by 4.94% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	(19,973)
11,000,000 USD	5/6/14	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.985% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	(270,791)
4,890,000 MXN	11/16/14	Agreement with JP Morgan dated 11/15/04 to receive the notional amount multiplied by 10.88% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	42,453
3,200,000 MXN	8/17/15	Agreement with JP Morgan dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	7,469

15

1,640,000 PLN	7/5/10	Agreement with Lehman Brothers dated 7/5/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month WIBOR.	(15,521)
3,230,000 MXN	7/9/15	Agreement with Lehman Brothers dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	13,148
1,225,000 BRL	1/2/07	Agreement with Morgan Stanley dated 7/7/05 to receive the notional amount multiplied by 17.59% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	23,481
597,007 BRL	1/2/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 16.88% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	10,660
196,000,000 JPY	5/10/08	Agreement with Morgan Stanley dated 10/3/05 to receive the notional amount multiplied by 0.67% and to pay the notional amount multiplied by 6 month Floating Rate JPY-LIBOR-BBA.	(123)
1,820,000 ZAR	5/18/10	Agreement with Morgan Stanley dated 5/18/05 to receive the notional amount multiplied by the ZAR-LIBOR 8.14% and to pay the notional amount multiplied by 6.936%.	6,674
58,000,000 JPY	5/10/13	Agreement with Morgan Stanley dated 10/3/05 to pay the notional amount multiplied by 1.52% and to receive the notional amount multiplied by 6 month Floating Rate JPY-LIBOR-BBA.	13,996
18,070,000 NOK	2/6/12	Agreement with UBS AG dated 2/05/06 to pay 4.22% per year times the notional amount and to receive the notional amount multiplied by the 6 month Floating Rate NOK-NIBOR-NIBR.	31,150
Total Return Swaps
1,260,000 USD	6/1/06	Agreement with Goldman Sachs dated 11/28/05 to receive the notional amount multiplied by the Lehman Brothers Commercial MBS Index and to pay the notional amount multiplied by the Modified Adjusted Duration Index.	346
3,464,870 MXN	1/14/15	Agreement with Goldman Sachs dated 1/12/05 to receive the notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	249
3,487,500 MXN	1/20/15	Agreement with Goldman Sachs dated 1/18/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	261
Net unrealized gain			$429,825

16

S&P 500 INDEX MASTER PORTFOLIO

The S&P 500 Stock Fund (the “Fund), a series of Atlas Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the S&P 500 Index Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Master Portfolio was $115,646,743 which represents 4.62% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

17

S&P 500 INDEX MASTER PORTFOLIO                                                                                                March 31, 2006

Schedule of Investments (Unaudited)

COMMON STOCKS — 98.79%

Security	Shares	Value
ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (1)(2)	90,464	$864,836
Omnicom Group Inc.	37,444	3,117,213
		$3,982,049
AEROSPACE & DEFENSE — 2.05%
Boeing Co. (The) (2)	168,463	13,128,321
General Dynamics Corp.	84,286	5,392,618
Goodrich (B.F.) Co. (2)	25,866	1,128,016
L-3 Communications Holdings Inc.	25,437	2,182,240
Lockheed Martin Corp.	75,263	5,654,509
Northrop Grumman Corp.	73,924	5,048,270
Raytheon Co.	94,077	4,312,490
Rockwell Collins Inc.	36,173	2,038,349
United Technologies Corp.	213,677	12,386,856
		$51,271,669
AGRICULTURE — 1.75%
Altria Group Inc.	438,762	31,090,675
Archer-Daniels-Midland Co.	137,482	4,626,269
Monsanto Co.	56,580	4,795,155
Reynolds American Inc. (2)	17,902	1,888,661
UST Inc. (2)	34,548	1,437,197
		$43,837,957
AIRLINES — 0.11%
Southwest Airlines Co. (2)	148,594	2,673,206
		$2,673,206
APPAREL — 0.36%
Coach Inc. (1)	80,466	2,782,514
Jones Apparel Group Inc.	24,225	856,838
Liz Claiborne Inc.	21,780	892,544
Nike Inc. Class B	39,799	3,386,895
VF Corp.	18,607	1,058,738
		$8,977,529
AUTO MANUFACTURERS — 0.34%
Ford Motor Co. (2)	392,094	3,121,068
General Motors Corp. (2)	118,398	2,518,325
Navistar International Corp. (1)(2)	12,553	346,212
PACCAR Inc. (2)	35,445	2,498,164
		$8,483,769

1

AUTO PARTS & EQUIPMENT — 0.15%
Cooper Tire & Rubber Co.	13,285	$190,507
Goodyear Tire & Rubber Co. (The) (1)	36,965	535,253
Johnson Controls Inc. (2)	40,758	3,094,755
		$3,820,515
BANKS — 6.40%
AmSouth Bancorp	72,845	1,970,457
Bank of America Corp.	976,562	44,472,633
Bank of New York Co. Inc. (The)	162,040	5,839,922
BB&T Corp. (2)	112,889	4,425,249
Comerica Inc.	34,014	1,971,792
Compass Bancshares Inc.	25,747	1,303,056
Fifth Third Bancorp (2)	116,797	4,597,130
First Horizon National Corp. (2)	26,516	1,104,391
Huntington Bancshares Inc. (2)	51,778	1,249,403
KeyCorp	85,375	3,141,800
M&T Bank Corp. (2)	16,706	1,906,823
Marshall & Ilsley Corp. (2)	44,115	1,922,532
Mellon Financial Corp.	86,788	3,089,653
National City Corp.	115,387	4,027,006
North Fork Bancorp Inc.	100,445	2,895,829
Northern Trust Corp. (2)	38,841	2,039,152
PNC Financial Services Group	61,539	4,142,190
Regions Financial Corp.	95,871	3,371,783
State Street Corp.	69,936	4,226,232
SunTrust Banks Inc. (2)	77,893	5,667,495
Synovus Financial Corp.	65,914	1,785,610
U.S. Bancorp	379,078	11,561,879
Wachovia Corp.	341,089	19,118,038
Wells Fargo & Co. (2)	352,316	22,502,423
Zions Bancorporation	22,013	1,821,135
		$160,153,613
BEVERAGES — 2.02%
Anheuser-Busch Companies Inc.	163,127	6,976,942
Brown-Forman Corp. Class B	17,396	1,338,970
Coca-Cola Co. (The)	433,305	18,142,480
Coca-Cola Enterprises Inc.	63,460	1,290,776
Constellation Brands Inc. (1)	41,404	1,037,170
Molson Coors Brewing Co. Class B (2)	12,108	830,851
Pepsi Bottling Group Inc.	28,579	868,516
PepsiCo Inc.	348,288	20,127,564
		$50,613,269
BIOTECHNOLOGY — 1.15%
Amgen Inc. (1)(2)	245,899	17,889,152
Biogen Idec Inc. (1)(2)	72,248	3,402,881

2

Chiron Corp. (1)	22,894	$1,048,774
Genzyme Corp. (1)	54,551	3,666,918
MedImmune Inc. (1)(2)	53,572	1,959,664
Millipore Corp. (1)	10,926	798,254
		$28,765,643
BUILDING MATERIALS — 0.25%
American Standard Companies Inc. (2)	37,782	1,619,337
Masco Corp.	87,141	2,831,211
Vulcan Materials Co. (2)	21,159	1,833,427
		$6,283,975
CHEMICALS — 1.37%
Air Products & Chemicals Inc.	46,841	3,147,247
Ashland Inc.	15,030	1,068,332
Dow Chemical Co. (The) (2)	203,303	8,254,102
Du Pont (E.I.) de Nemours and Co.	193,323	8,160,164
Eastman Chemical Co.	17,126	876,509
Ecolab Inc. (2)	38,600	1,474,520
Engelhard Corp.	25,888	1,025,424
Hercules Inc. (1)(2)	23,272	321,154
International Flavors & Fragrances Inc. (2)	16,740	574,517
PPG Industries Inc.	34,571	2,190,073
Praxair Inc. (2)	67,923	3,745,953
Rohm & Haas Co.	30,156	1,473,724
Sherwin-Williams Co. (The)	23,509	1,162,285
Sigma-Aldrich Corp. (2)	13,896	914,218
		$34,388,222
COMMERCIAL SERVICES — 0.84%
Apollo Group Inc. Class A (1)(2)	29,798	1,564,693
Block (H & R) Inc. (2)	69,332	1,501,038
Cendant Corp.	212,726	3,690,796
Convergys Corp. (1)	29,374	534,901
Donnelley (R.R.) & Sons Co.	45,038	1,473,643
Equifax Inc.	27,323	1,017,509
McKesson Corp.	64,414	3,357,902
Moody’s Corp.	51,328	3,667,899
Paychex Inc. (2)	70,446	2,934,780
Robert Half International Inc. (2)	35,903	1,386,215
		$21,129,376
COMPUTERS — 3.84%
Affiliated Computer Services Inc. Class A (1)	26,359	1,572,578
Apple Computer Inc. (1)	179,007	11,227,319
Computer Sciences Corp. (1)	39,123	2,173,283
Dell Inc. (1)(2)	494,708	14,722,510
Electronic Data Systems Corp.	107,741	2,890,691
EMC Corp. (1)	500,482	6,821,570

3

Gateway Inc. (1)	51,610	$113,026
Hewlett-Packard Co.	595,111	19,579,152
International Business Machines Corp.	329,714	27,191,514
Lexmark International Inc. (1)	23,038	1,045,464
NCR Corp. (1)	38,354	1,602,814
Network Appliance Inc. (1)(2)	78,523	2,829,184
Sun Microsystems Inc. (1)	726,673	3,727,832
Unisys Corp. (1)(2)	71,074	489,700
		$95,986,637
COSMETICS & PERSONAL CARE — 2.02%
Alberto-Culver Co.	15,689	693,925
Avon Products Inc. (2)	94,316	2,939,830
Colgate-Palmolive Co.	108,454	6,192,723
Estee Lauder Companies Inc. Class A (2)	24,729	919,672
Procter & Gamble Co.	691,824	39,862,899
		$50,609,049
DISTRIBUTION & WHOLESALE — 0.11%
Genuine Parts Co.	36,608	1,604,529
Grainger (W.W.) Inc.	15,920	1,199,572
		$2,804,101
DIVERSIFIED FINANCIAL SERVICES — 8.02%
American Express Co.	260,398	13,683,915
Ameriprise Financial Inc.	52,588	2,369,615
Bear Stearns Companies Inc. (The)	25,170	3,491,079
Capital One Financial Corp.	63,251	5,092,971
CIT Group Inc.	41,828	2,238,635
Citigroup Inc.	1,049,809	49,582,479
Countrywide Financial Corp. (2)	126,646	4,647,908
E*TRADE Financial Corp. (1)(2)	87,668	2,365,283
Federal Home Loan Mortgage Corp.	145,217	8,858,237
Federal National Mortgage Association	203,427	10,456,148
Federated Investors Inc. Class B (2)	17,624	688,217
Franklin Resources Inc.	32,037	3,019,167
Goldman Sachs Group Inc. (The)	91,763	14,403,120
Janus Capital Group Inc. (2)	45,172	1,046,635
JP Morgan Chase & Co.	733,089	30,525,826
Lehman Brothers Holdings Inc.	56,823	8,212,628
Merrill Lynch & Co. Inc.	193,030	15,203,043
Morgan Stanley	225,652	14,175,459
Rowe (T.) Price Group Inc.	27,695	2,166,026
Schwab (Charles) Corp. (The)	217,446	3,742,246
SLM Corp.	87,818	4,561,267
		$200,529,904

4

ELECTRIC — 2.87%
AES Corp. (The) (1)	137,922	$2,352,949
Allegheny Energy Inc. (1)	34,279	1,160,344
Ameren Corp. (2)	43,155	2,149,982
American Electric Power Co. Inc.	83,123	2,827,844
CenterPoint Energy Inc.	65,171	777,490
Cinergy Corp.	42,070	1,910,399
CMS Energy Corp. (1)	46,135	597,448
Consolidated Edison Inc.	51,770	2,251,995
Constellation Energy Group Inc.	37,700	2,062,567
Dominion Resources Inc.	73,047	5,042,434
DTE Energy Co. (2)	37,516	1,504,016
Duke Energy Corp.	195,042	5,685,474
Edison International	68,787	2,832,649
Entergy Corp.	43,791	3,018,952
Exelon Corp.	140,208	7,417,003
FirstEnergy Corp.	69,544	3,400,702
FPL Group Inc. (2)	84,728	3,400,982
PG&E Corp. (2)	72,480	2,819,472
Pinnacle West Capital Corp.	20,809	813,632
PPL Corp.	80,269	2,359,909
Progress Energy Inc. (2)	53,147	2,337,405
Public Service Enterprise Group Inc.	52,853	3,384,706
Southern Co. (The) (2)	155,974	5,111,268
TECO Energy Inc. (2)	43,692	704,315
TXU Corp.	97,555	4,366,562
Xcel Energy Inc. (2)	84,985	1,542,478
		$71,832,977
ELECTRICAL COMPONENTS & EQUIPMENT — 0.36%
American Power Conversion Corp. (2)	35,885	829,302
Emerson Electric Co.	86,447	7,229,563
Molex Inc. (2)	30,027	996,896
		$9,055,761
ELECTRONICS — 0.52%
Agilent Technologies Inc. (1)	90,016	3,380,101
Applera Corp. - Applied Biosystems Group	38,096	1,033,925
Fisher Scientific International Inc. (1)	25,872	1,760,590
Jabil Circuit Inc. (1)	36,431	1,561,433
PerkinElmer Inc.	27,412	643,360
Sanmina-SCI Corp. (1)	109,718	449,844
Solectron Corp. (1)	190,093	760,372
Symbol Technologies Inc. (2)	52,579	556,286
Tektronix Inc.	17,304	617,926

5

Thermo Electron Corp. (1)(2)	34,130	$1,265,882
Waters Corp. (1)	22,258	960,433
		$12,990,152
ENGINEERING & CONSTRUCTION — 0.06%
Fluor Corp.	18,302	1,570,312
		$1,570,312
ENTERTAINMENT — 0.10%
International Game Technology Inc.	71,251	2,509,460
		$2,509,460
ENVIRONMENTAL CONTROL — 0.19%
Allied Waste Industries Inc. (1)(2)	47,080	576,259
Waste Management Inc. (2)	116,259	4,103,943
		$4,680,202
FOOD — 1.48%
Albertson’s Inc.	77,815	1,997,511
Campbell Soup Co. (2)	38,965	1,262,466
ConAgra Foods Inc. (2)	109,596	2,351,930
Dean Foods Co. (1)	28,346	1,100,675
General Mills Inc.	74,890	3,795,425
Heinz (H.J.) Co. (2)	70,729	2,682,044
Hershey Co. (The)	37,917	1,980,405
Kellogg Co.	53,131	2,339,889
Kroger Co. (1)	152,967	3,114,408
McCormick & Co. Inc. NVS	28,126	952,346
Safeway Inc. (2)	94,845	2,382,506
Sara Lee Corp.	160,409	2,868,113
SUPERVALU Inc. (2)	28,633	882,469
Sysco Corp. (2)	129,864	4,162,141
Tyson Foods Inc. Class A	52,902	726,873
Whole Foods Market Inc. (2)	29,202	1,940,181
Wrigley (William Jr.) Co. (2)	37,131	2,376,384
		$36,915,766
FOREST PRODUCTS & PAPER — 0.45%
International Paper Co.	103,433	3,575,679
Louisiana-Pacific Corp.	21,879	595,109
MeadWestvaco Corp. (2)	37,750	1,030,953
Plum Creek Timber Co. Inc.	38,807	1,433,143
Temple-Inland Inc.	23,032	1,026,076
Weyerhaeuser Co.	51,265	3,713,124
		$11,374,084
GAS — 0.23%
KeySpan Corp.	36,737	1,501,441
Nicor Inc. (2)	9,189	363,517

6

NiSource Inc.	57,433	$1,161,295
Peoples Energy Corp. (2)	7,893	281,307
Sempra Energy	54,330	2,524,172
		$5,831,732
HAND & MACHINE TOOLS — 0.11%
Black & Decker Corp. (2)	16,134	1,401,883
Snap-On Inc. (2)	12,087	460,756
Stanley Works (The)	15,107	765,321
		$2,627,960
HEALTH CARE - PRODUCTS — 3.25%
Bard (C.R.) Inc.	21,692	1,470,935
Bausch & Lomb Inc.	11,305	720,128
Baxter International Inc.	136,682	5,304,628
Becton, Dickinson & Co.	52,201	3,214,538
Biomet Inc.	51,885	1,842,955
Boston Scientific Corp. (1)(2)	124,629	2,872,698
Guidant Corp.	71,184	5,556,623
Johnson & Johnson	625,704	37,054,191
Medtronic Inc.	253,705	12,875,529
Patterson Companies Inc. (1)(2)	29,090	1,023,968
St. Jude Medical Inc. (1)	77,304	3,169,464
Stryker Corp.	61,557	2,729,437
Zimmer Holdings Inc. (1)	52,237	3,531,221
		$81,366,315
HEALTH CARE - SERVICES — 1.84%
Aetna Inc.	119,007	5,848,004
Coventry Health Care Inc. (1)	33,865	1,828,033
HCA Inc.	86,042	3,939,863
Health Management Associates Inc. Class A (2)	50,021	1,078,953
Humana Inc. (1)	34,397	1,811,002
Laboratory Corp. of America Holdings (1)	26,560	1,553,229
Manor Care Inc. (2)	16,582	735,412
Quest Diagnostics Inc. (2)	33,973	1,742,815
Tenet Healthcare Corp. (1)	98,616	727,786
UnitedHealth Group Inc.	284,980	15,918,983
WellPoint Inc. (1)	138,714	10,740,625
		$45,924,705
HOME BUILDERS — 0.32%
Centex Corp. (2)	26,009	1,612,298
Horton (D.R.) Inc.	56,823	1,887,660
KB Home (2)	16,337	1,061,578
Lennar Corp. Class A	29,011	1,751,684
Pulte Homes Inc. (2)	44,919	1,725,788
		$8,039,008

7

HOME FURNISHINGS — 0.13%
Harman International Industries Inc.	13,789	$1,532,372
Maytag Corp.	16,562	353,267
Whirlpool Corp. (2)	14,211	1,299,880
		$3,185,519
HOUSEHOLD PRODUCTS & WARES — 0.45%
Avery Dennison Corp. (2)	23,279	1,361,356
Clorox Co. (The) (2)	31,536	1,887,430
Fortune Brands Inc.	30,848	2,487,274
Kimberly-Clark Corp.	97,114	5,613,189
		$11,349,249
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	58,078	1,462,985
		$1,462,985
INSURANCE — 4.82%
ACE Ltd.	67,927	3,532,883
AFLAC Inc.	104,753	4,727,503
Allstate Corp. (The)	135,790	7,076,017
Ambac Financial Group Inc.	22,337	1,778,025
American International Group Inc.	545,714	36,066,238
AON Corp. (2)	67,570	2,804,831
Chubb Corp. (2)	42,111	4,019,074
CIGNA Corp.	25,551	3,337,472
Cincinnati Financial Corp.	36,869	1,551,079
Genworth Financial Inc. Class A	79,577	2,660,259
Hartford Financial Services Group Inc. (2)	63,535	5,117,744
Jefferson-Pilot Corp.	27,890	1,560,167
Lincoln National Corp.	36,545	1,994,992
Loews Corp.	28,642	2,898,570
Marsh & McLennan Companies Inc.	114,870	3,372,583
MBIA Inc. (2)	28,307	1,702,100
MetLife Inc. (2)	159,275	7,704,132
MGIC Investment Corp. (2)	18,579	1,237,919
Principal Financial Group Inc.	58,654	2,862,315
Progressive Corp. (The)	41,295	4,305,417
Prudential Financial Inc.	104,246	7,902,889
SAFECO Corp.	25,868	1,298,832
St. Paul Travelers Companies Inc.	146,210	6,110,116
Torchmark Corp. (2)	21,911	1,251,118
UNUMProvident Corp. (2)	62,820	1,286,554
XL Capital Ltd. Class A	36,843	2,362,005
		$120,520,834

8

INTERNET — 1.64%
Amazon.com Inc. (1)	64,892	$2,369,207
eBay Inc. (1)	242,419	9,468,886
Google Inc. Class A (1)	36,977	14,421,030
Monster Worldwide Inc. (1)(2)	26,481	1,320,343
Symantec Corp. (1)(2)	220,164	3,705,360
VeriSign Inc. (1)(2)	51,968	1,246,712
Yahoo! Inc. (1)	265,170	8,554,384
		$41,085,922
IRON & STEEL — 0.24%
Allegheny Technologies Inc. (2)	18,249	1,116,474
Nucor Corp. (2)	32,582	3,414,268
United States Steel Corp.	23,096	1,401,465
		$5,932,207
LEISURE TIME — 0.35%
Brunswick Corp.	19,658	763,910
Carnival Corp.	91,193	4,319,812
Harley-Davidson Inc.	57,494	2,982,789
Sabre Holdings Corp.	27,509	647,287
		$8,713,798
LODGING — 0.41%
Harrah’s Entertainment Inc. (2)	38,821	3,026,485
Hilton Hotels Corp.	69,765	1,776,217
Marriott International Inc. Class A	33,931	2,327,667
Starwood Hotels & Resorts Worldwide Inc. (2)	45,196	3,061,125
		$10,191,494
MACHINERY — 0.71%
Caterpillar Inc.	141,232	10,141,870
Cummins Inc. (2)	9,840	1,034,184
Deere & Co. (2)	49,971	3,950,208
Rockwell Automation Inc.	37,097	2,667,645
		$17,793,907
MANUFACTURING — 5.34%
Cooper Industries Ltd.	19,443	1,689,597
Danaher Corp. (2)	50,068	3,181,821
Dover Corp.	42,723	2,074,629
Eastman Kodak Co. (2)	60,560	1,722,326
Eaton Corp.	31,236	2,279,291
General Electric Co.	2,192,145	76,242,803
Honeywell International Inc.	174,944	7,482,355
Illinois Tool Works Inc. (2)	43,129	4,153,754
Ingersoll-Rand Co. Class A	68,570	2,865,540
ITT Industries Inc.	39,021	2,193,761

9

Leggett & Platt Inc. (2)	38,438	$936,734
Pall Corp. (2)	26,133	815,088
Parker Hannifin Corp.	25,241	2,034,677
Textron Inc.	27,715	2,588,304
3M Co.	158,589	12,003,601
Tyco International Ltd.	423,585	11,385,965
		$133,650,246
MEDIA — 2.99%
CBS Corp. Class B	162,798	3,903,896
Clear Channel Communications Inc. (2)	109,092	3,164,759
Comcast Corp. Class A (1)(2)	450,154	11,776,029
Dow Jones & Co. Inc.	12,194	479,224
Gannett Co. Inc.	50,224	3,009,422
Knight Ridder Inc.	13,896	878,366
McGraw-Hill Companies Inc. (The)	77,418	4,460,825
Meredith Corp. (2)	8,656	482,918
New York Times Co. Class A (2)	30,489	771,677
News Corp. Class A	505,492	8,396,222
Scripps (E.W.) Co. Class A	18,018	805,585
Time Warner Inc.	948,069	15,918,079
Tribune Co. (2)	54,822	1,503,767
Univision Communications Inc. Class A (1)	46,818	1,613,816
Viacom Inc. Class B (1)	162,408	6,301,430
Walt Disney Co. (The) (2)	404,771	11,289,063
		$74,755,078
MINING — 0.65%
Alcoa Inc.	183,145	5,596,911
Freeport-McMoRan Copper & Gold Inc.	38,926	2,326,607
Newmont Mining Corp.	94,034	4,879,424
Phelps Dodge Corp.	42,864	3,451,838
		$16,254,780
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.	47,587	2,042,910
Xerox Corp. (1)(2)	196,638	2,988,898
		$5,031,808
OIL & GAS — 7.89%
Amerada Hess Corp.	16,752	2,385,485
Anadarko Petroleum Corp.	48,580	4,907,066
Apache Corp.	69,374	4,544,691
Burlington Resources Inc.	79,141	7,273,849
Chesapeake Energy Corp. (2)	78,393	2,462,324
Chevron Corp.	468,324	27,148,742
ConocoPhillips (2)	289,670	18,292,660
Devon Energy Corp. (2)	93,013	5,689,605

10

EOG Resources Inc.	50,933	$3,667,176
Exxon Mobil Corp.	1,284,212	78,157,142
Kerr-McGee Corp.	24,515	2,340,692
Marathon Oil Corp.	77,060	5,869,660
Murphy Oil Corp. (2)	34,927	1,740,063
Nabors Industries Ltd. (1)	33,070	2,367,151
Noble Corp. (2)	28,924	2,345,736
Occidental Petroleum Corp.	90,523	8,386,956
Rowan Companies Inc.	22,973	1,009,893
Sunoco Inc.	27,846	2,160,014
Transocean Inc. (1)	68,697	5,516,369
Valero Energy Corp.	130,665	7,811,154
XTO Energy Inc.	76,634	3,338,943
		$197,415,371
OIL & GAS SERVICES — 1.47%
Baker Hughes Inc. (2)	71,933	4,920,217
BJ Services Co.	68,251	2,361,485
Halliburton Co.	108,476	7,920,918
National Oilwell Varco Inc. (1)(2)	36,891	2,365,451
Schlumberger Ltd. (2)	124,200	15,719,994
Weatherford International Ltd. (1)	73,363	3,356,357
		$36,644,422
PACKAGING & CONTAINERS — 0.13%
Ball Corp.	21,721	952,031
Bemis Co. Inc.	22,374	706,571
Pactiv Corp. (1)	29,804	731,390
Sealed Air Corp. (2)	16,909	978,524
		$3,368,516
PHARMACEUTICALS — 5.96%
Abbott Laboratories	323,807	13,752,083
Allergan Inc. (2)	31,842	3,454,857
AmerisourceBergen Corp.	43,958	2,121,853
Barr Pharmaceuticals Inc. (1)	22,044	1,388,331
Bristol-Myers Squibb Co. (2)	411,712	10,132,232
Cardinal Health Inc.	88,891	6,624,157
Caremark Rx Inc. (1)(2)	94,159	4,630,740
Express Scripts Inc. (1)	30,769	2,704,595
Forest Laboratories Inc. (1)	68,802	3,070,633
Gilead Sciences Inc. (1)	97,124	6,043,055
Hospira Inc. (1)	33,918	1,338,404
King Pharmaceuticals Inc. (1)	50,799	876,283
Lilly (Eli) & Co. (2)	237,391	13,127,722
Medco Health Solutions Inc. (1)	63,801	3,650,693
Merck & Co. Inc.	459,730	16,196,288
Mylan Laboratories Inc.	45,974	1,075,792

11

Pfizer Inc.	1,546,989	$38,550,966
Schering-Plough Corp.	310,810	5,902,282
Watson Pharmaceuticals Inc. (1)(2)	21,092	606,184
Wyeth	282,519	13,707,822
		$148,954,972
PIPELINES — 0.27%
Dynegy Inc. Class A (1)(2)	65,377	313,810
El Paso Corp.	139,251	1,677,975
Kinder Morgan Inc.	22,233	2,045,214
Williams Companies Inc.	124,782	2,669,087
		$6,706,086
REAL ESTATE INVESTMENT TRUSTS — 0.88%
Apartment Investment & Management Co. Class A (2)	20,092	942,315
Archstone-Smith Trust	44,744	2,182,165
Boston Properties Inc.	18,744	1,747,878
Equity Office Properties Trust (2)	85,768	2,880,089
Equity Residential (2)	60,954	2,852,038
Kimco Realty Corp.	41,954	1,705,011
ProLogis	50,980	2,727,430
Public Storage Inc. (2)	17,314	1,406,416
Simon Property Group Inc. (2)	38,608	3,248,477
Vornado Realty Trust	24,906	2,390,976
		$22,082,795
RETAIL — 5.88%
AutoNation Inc. (1)(2)	37,790	814,374
AutoZone Inc. (1)(2)	11,562	1,152,616
Bed Bath & Beyond Inc. (1)(2)	58,714	2,254,618
Best Buy Co. Inc.	85,569	4,785,874
Big Lots Inc. (1)(2)	23,994	334,956
Circuit City Stores Inc.	31,516	771,512
Costco Wholesale Corp. (2)	99,397	5,383,342
CVS Corp.	171,703	5,128,769
Darden Restaurants Inc.	27,423	1,125,166
Dillard’s Inc. Class A (2)	12,577	327,505
Dollar General Corp. (2)	65,999	1,166,202
Family Dollar Stores Inc.	32,407	862,026
Federated Department Stores Inc.	57,337	4,185,601
Gap Inc. (The)	120,172	2,244,813
Home Depot Inc.	446,559	18,889,446
Kohl’s Corp. (1)(2)	72,654	3,851,389
Limited Brands Inc. (2)	72,915	1,783,501
Lowe’s Companies Inc. (2)	164,339	10,590,005
McDonald’s Corp.	264,193	9,077,671
Nordstrom Inc.	45,771	1,793,308
Office Depot Inc. (1)(2)	62,511	2,327,910

12

OfficeMax Inc.	14,754	$445,128
Penney (J.C.) Co. Inc. (2)	49,026	2,961,661
RadioShack Corp.	28,224	542,748
Sears Holdings Corp. (1)	20,897	2,763,419
Staples Inc.	153,122	3,907,673
Starbucks Corp. (1)(2)	160,179	6,029,138
Target Corp.	184,772	9,609,992
Tiffany & Co.	29,961	1,124,736
TJX Companies Inc.	96,455	2,394,013
Walgreen Co.	212,700	9,173,751
Wal-Mart Stores Inc.	525,170	24,809,031
Wendy’s International Inc.	23,845	1,479,821
Yum! Brands Inc.	58,253	2,846,242
		$146,937,957
SAVINGS & LOANS — 0.57%
Golden West Financial Corp. (2)	53,768	3,650,847
Sovereign Bancorp Inc.	74,784	1,638,517
Washington Mutual Inc.	208,380	8,881,156
		$14,170,520
SEMICONDUCTORS — 2.93%
Advanced Micro Devices Inc. (1)	100,968	3,348,099
Altera Corp. (1)	75,897	1,566,514
Analog Devices Inc. (2)	76,801	2,940,710
Applied Materials Inc.	334,281	5,853,260
Applied Micro Circuits Corp. (1)	58,907	239,751
Broadcom Corp. Class A (1)	92,511	3,992,775
Freescale Semiconductor Inc. Class B (1)	86,674	2,406,937
Intel Corp.	1,237,668	23,948,876
KLA-Tencor Corp.	41,852	2,023,963
Linear Technology Corp.	64,504	2,262,800
LSI Logic Corp. (1)	82,159	949,758
Maxim Integrated Products Inc.	67,743	2,516,652
Micron Technology Inc. (1)	130,335	1,918,531
National Semiconductor Corp.	70,530	1,963,555
Novellus Systems Inc. (1)	27,911	669,864
NVIDIA Corp. (1)(2)	36,076	2,065,712
PMC-Sierra Inc. (1)	39,920	490,617
QLogic Corp. (1)	33,968	657,281
Teradyne Inc. (1)	41,257	639,896
Texas Instruments Inc.	336,906	10,939,338
Xilinx Inc. (2)	72,707	1,851,120
		$73,246,009
SOFTWARE — 3.84%
Adobe Systems Inc. (1)	125,865	4,395,206
Autodesk Inc. (1)	48,760	1,878,235

13

Automatic Data Processing Inc.	121,755	$5,561,768
BMC Software Inc. (1)	44,856	971,581
CA Inc. (2)	96,572	2,627,724
Citrix Systems Inc. (1)	37,816	1,433,226
Compuware Corp. (1)	81,304	636,610
Electronic Arts Inc. (1)	63,783	3,490,206
First Data Corp.	161,193	7,547,056
Fiserv Inc. (1)	38,630	1,643,706
IMS Health Inc. (2)	41,408	1,067,084
Intuit Inc. (1)	37,049	1,970,636
Microsoft Corp.	1,869,102	50,858,265
Novell Inc. (1)	83,582	641,910
Oracle Corp. (1)	791,976	10,842,151
Parametric Technology Corp. (1)	22,648	369,842
		$95,935,206
TELECOMMUNICATIONS — 6.31%
ADC Telecommunications Inc. (1)	24,377	623,807
Alltel Corp.	81,502	5,277,254
Andrew Corp. (1)	33,783	414,855
AT&T Inc.	816,268	22,071,887
Avaya Inc. (1)(2)	87,470	988,411
BellSouth Corp.	378,390	13,111,213
CenturyTel Inc.	27,546	1,077,600
CIENA Corp. (1)	124,633	649,338
Cisco Systems Inc. (1)	1,293,063	28,020,675
Citizens Communications Co.	69,619	923,844
Comverse Technology Inc. (1)	42,545	1,001,084
Corning Inc. (1)	324,885	8,742,655
JDS Uniphase Corp. (1)	353,650	1,474,720
Lucent Technologies Inc. (1)	938,081	2,861,147
Motorola Inc.	525,365	12,036,112
QUALCOMM Inc.	348,170	17,620,884
Qwest Communications International Inc. (1)(2)	326,877	2,222,764
Sprint Nextel Corp.	623,736	16,117,338
Tellabs Inc. (1)	94,365	1,500,403
Verizon Communications Inc.	615,284	20,956,573
		$157,692,564
TEXTILES — 0.05%
Cintas Corp.	28,841	1,229,203
		$1,229,203
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc. (2)	37,518	791,630
Mattel Inc.	82,464	1,495,072
		$2,286,702

14

TRANSPORTATION — 1.81%
Burlington Northern Santa Fe Corp. (2)	78,484	$6,540,072
CSX Corp.	46,052	2,753,910
FedEx Corp.	63,853	7,211,558
Norfolk Southern Corp.	86,585	4,681,651
Ryder System Inc. (2)	12,517	560,511
Union Pacific Corp.	55,744	5,203,702
United Parcel Service Inc. Class B	229,804	18,241,842
		$45,193,246
TOTAL COMMON STOCKS (Cost: $2,315,932,341)		$2,470,820,313

SHORT-TERM INVESTMENTS — 11.36%

Security	Shares or Principal	Value
CERTIFICATES OF DEPOSIT (3) — 0.24%
Toronto-Dominion Bank 3.94%, 07/10/06	$1,666,924	$1,666,924
Washington Mutual Bank 4.79%, 05/10/06	1,666,924	1,666,924
Wells Fargo Bank N.A. 4.78%, 12/05/06	2,667,078	2,667,078
		$6,000,926
COMMERCIAL PAPER (3) — 2.06%
Amstel Funding Corp. 4.40%, 05/08/06	1,666,924	1,659,792
Aspen Funding Corp. 4.90%, 04/03/06	566,754	566,754
Barton Capital Corp. 4.73%, 05/10/06	1,333,539	1,327,056
Bryant Park Funding LLC 4.72%, 04/18/06	1,791,243	1,787,720
Cancara Asset Securitization Ltd. 4.73%, 04/20/06	833,462	831,600
CC USA Inc. 4.23%, 04/21/06	1,000,154	998,039
Chesham Finance LLC 4.73%-4.85%, 04/03/06-05/10/06	8,334,620	8,318,413
Ebury Finance Ltd. 4.79%, 05/10/06	833,462	829,359
Edison Asset Securitization LLC 4.37%, 05/08/06	1,666,924	1,659,842
Galaxy Funding Inc. 4.23%, 04/18/06	956,814	955,128

15

Giro Funding Corp. 4.76%, 04/24/06	$833,462	$831,148
Grampian Funding LLC 4.41%, 05/15/06	1,666,924	1,658,348
Jupiter Securitization Corp. 4.72%-4.73%, 04/18/06-04/25/06	4,688,957	4,676,193
Liberty Street Funding Corp. 4.73%, 04/18/06	833,462	831,819
Mont Blanc Capital Corp. 4.73%, 04/20/06	5,000,772	4,989,602
Nordea North America Inc. 4.16%, 04/04/06	3,500,540	3,500,136
Park Granada LLC 4.75%, 05/05/06	1,442,923	1,436,830
Sigma Finance Inc. 4.16%, 04/06/06	2,000,309	1,999,615
Solitaire Funding Ltd. 4.75%, 05/10/06	1,000,154	995,272
Sydney Capital Corp. 4.72%-4.73%, 04/18/06-04/21/06	6,781,713	6,767,778
Thunder Bay Funding Inc. 4.76%, 04/18/06	1,644,987	1,641,725
Tulip Funding Corp. 4.80%, 04/28/06	3,333,848	3,322,735
		$51,584,904
MEDIUM-TERM NOTES (3) — 0.49%
Dorada Finance Inc. 3.93%, 07/07/06	1,033,493	1,033,466
K2 USA LLC 3.94%, 07/07/06	2,000,309	2,000,283
Marshall & Ilsley Bank 5.18%, 12/15/06	3,333,848	3,341,895
Sigma Finance Inc. 5.13%, 03/30/07	1,166,847	1,166,847
Toronto-Dominion Bank 3.81%, 06/20/06	4,167,310	4,167,397
US Bank N.A. 2.85%, 11/15/06	666,770	659,172
		$12,369,060
MONEY MARKET FUNDS — 1.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74% (4)(5)	43,989,329	43,989,329
		$43,989,329

16

REPURCHASE AGREEMENTS (3) — 1.40%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,002,831 (collateralized by non-U.S. Government debt securities, value $5,514,807, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,000,772	$5,000,772
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,338,044 (collateralized by non-U.S. Government debt securities, value $8,754,672, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,334,620	8,334,620
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,337,989 (collateralized by U.S. Government obligations, value $8,485,757, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,334,620	8,334,620
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,670,491 (collateralized by non-U.S. Government debt securities, value $7,018,667, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,667,696	6,667,696
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,335,193 (collateralized by U.S. Government obligations, value $3,409,067, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,333,848	3,333,848
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,335,218 (collateralized by non-U.S. Government debt securities, value $3,451,480, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,333,848	3,333,848
		$35,005,404
TIME DEPOSITS (3) — 0.55%
Fifth Third Bank 4.84%, 04/03/06	3,745,311	3,745,311
Societe Generale 4.85%, 04/03/06	3,333,848	3,333,848
UBS AG 4.88%, 04/03/06	6,667,696	6,667,696
		$13,746,855
U.S. TREASURY OBLIGATIONS — 0.10%
U.S. Treasury Bill 4.41%, 06/22/06 (6)(7)	2,450,000	2,425,701
		$2,425,701
VARIABLE & FLOATING RATE NOTES (3) — 4.76%
Allstate Life Global Funding II 4.71%-4.81%, 03/08/07-04/27/07 (8)	7,701,189	7,702,584
American Express Bank 4.74%, 07/19/06	833,462	833,462

17

American Express Centurion Bank 4.78%, 06/29/06	$1,333,539	$1,333,539
American Express Credit Corp. 4.76%, 02/05/07	1,000,154	1,000,879
ASIF Global Financing 4.95%, 05/30/06 (8)	6,334,311	6,335,907
Australia & New Zealand Banking Group Ltd. 4.78%, 04/23/07 (8)	2,167,001	2,167,001
Beta Finance Inc. 4.77%, 05/25/06 (8)	2,333,694	2,333,659
BMW US Capital LLC 4.72%, 04/16/07 (8)	3,333,848	3,333,848
Carlyle Loan Investment Ltd. 4.80%, 04/13/07 (8)	266,708	266,708
CC USA Inc. 4.77%, 05/25/06 (8)	1,833,616	1,833,589
Commodore CDO Ltd. 4.97%, 12/12/06 (8)	833,462	833,462
DEPFA Bank PLC 4.92%, 03/15/07	3,333,848	3,333,848
Eli Lilly Services Inc. 4.60%, 03/30/07 (8)	3,333,848	3,333,848
Fifth Third Bancorp. 4.78%, 01/23/07 (8)	6,667,696	6,667,696
General Electric Capital Corp. 4.79%, 04/09/07	1,500,232	1,501,312
Hartford Life Global Funding Trusts 4.77%, 02/15/07	3,333,848	3,333,848
HBOS Treasury Services PLC 5.00%, 04/24/07 (8)	3,333,848	3,333,848
Leafs LLC 4.78%, 01/22/07-02/20/07 (8)	3,489,782	3,489,782
Marshall & Ilsley Bank 4.73%, 02/15/07	1,833,616	1,833,616
Metropolitan Life Global Funding I 4.67%, 04/05/07 (8)	5,000,772	5,000,772
Natexis Banques Populaires 4.73%, 04/13/07 (8)	2,500,386	2,500,386
Nationwide Building Society 4.70%-5.03%, 04/05/07-04/27/07 (8)	9,001,389	9,001,721
Northern Rock PLC 4.68%, 02/02/07 (8)	4,000,618	4,000,731
Permanent Financing PLC 4.66%, 06/12/06 (8)	2,900,448	2,900,449
Pfizer Investment Capital PLC 4.71%, 02/15/07 (8)	3,333,848	3,333,848

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Principal Life Income Funding Trusts 4.70%, 05/10/06	$2,500,386	$2,500,395
Sedna Finance Inc. 4.75%, 09/20/06 (8)	1,000,154	1,000,154
Skandinaviska Enskilda Bank NY 4.77%, 03/19/07 (8)	3,333,848	3,333,848
Strips III LLC 4.86%, 07/24/06 (8)	840,598	840,598
SunTrust Bank 4.62%, 04/28/06	5,000,772	5,000,772
Toyota Motor Credit Corp. 4.81%, 04/10/06	1,500,232	1,500,231
UniCredito Italiano SpA 4.84%, 06/14/06	4,334,002	4,333,699
Union Hamilton Special Funding LLC 4.97%, 09/28/06 (8)	3,333,848	3,333,848
US Bank N.A. 4.75%, 09/29/06	1,500,232	1,500,039
Wachovia Asset Securitization Inc. 4.81%, 04/24/06-08/25/09 (8)	6,092,456	6,092,456
Wells Fargo & Co. 4.74%, 03/15/07 (8)	1,666,924	1,667,040
WhistleJacket Capital Ltd. 4.75%-4.78%, 06/22/06-07/28/06 (8)	1,666,924	1,666,859
White Pine Finance LLC 4.73%-4.78%, 05/22/06-06/20/06 (8)	2,000,309	2,000,332
Wind Master Trust 4.82%, 08/25/06 (8)	345,153	345,153
Winston Funding Ltd. 4.68%, 04/23/06 (8)	2,380,367	2,380,367
		$119,036,134
TOTAL SHORT-TERM INVESTMENTS (Cost: $284,157,213)		$284,158,313
TOTAL INVESTMENTS IN SECURITIES — 110.15% (Cost: $2,600,089,554)		$2,754,978,626
Other Assets, Less Liabilities — (10.15)%		$(253,946,881)
NET ASSETS — 100.00%		$2,501,031,745

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

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(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The rate quoted is the yield to maturity.
(7)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(8)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

20

S&P 500 INDEX MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/16/06)	424	$27,629,960	$3,987
			$3,987

The accompanying notes are an integral part of these financial statements.

21

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

FEDERAL INCOME TAXES

As of March 31, 2006, the cost of investments for federal income tax purposes was $2,654,525,597. Net unrealized appreciation aggregated $100,453,029, of which $414,152,967 represented gross unrealized appreciation on securities and $313,699,938 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $2,450,000 for initial margin requirements.

1

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended March 31, 2006, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	19,125	1,644,545	1,619,681	43,989	$43,989,329	$284,004

3.   PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

2

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/25/06
By	/s/ Gene A. Johnson
Gene A. Johnson
Vice President and Treasurer (as Principal Financial Officer)
Date	05/25/06